UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)             (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant’s telephone number, including area code:         800-846-7526

Date of fiscal year end:   9/30

Date of reporting period: 3/31/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

TIMOTHY PLAN
1994
25
2019
YEARS

SEMI-ANNUAL REPORT

March 31, 2022

TIMOTHY PLAN FAMILY OF FUNDS

Small Cap Value

CLASS	TICKER	CUSIP
A	TPLNX	887432409
C	TSVCX	887432839
I	TPVIX	887432482

Large/Mid Cap Value

CLASS	TICKER	CUSIP
A	TLVAX	887432607
C	TLVCX	887432805
I	TMVIX	887432474

Aggressive Growth

CLASS	TICKER	CUSIP
A	TAAGX	887432813
C	TCAGX	887432698
I	TIAGX	887432524

Large/Mid Cap Growth

CLASS	TICKER	CUSIP
A	TLGAX	887432789
C	TLGCX	887432680
I	TPLIX	887432490

Growth & Income

CLASS	TICKER	CUSIP
A	TGIAX	887432383
C	TGCIX	887432375
I	TIGIX	887432367

Fixed Income

CLASS	TICKER	CUSIP
A	TFIAX	887432888
C	TFICX	887432862
I	TPFIX	887432466

High Yield Bond

CLASS	TICKER	CUSIP
A	TPHAX	887432615
C	TPHCX	887432623
I	TPHIX	887432458

International

CLASS	TICKER	CUSIP
A	TPIAX	887432631
C	TPICX	887432599
I	TPIIX	887432516

Israel Common Values

CLASS	TICKER	CUSIP
A	TPAIX	887432565
C	TPCIX	887432557
I	TICIX	887432441

Defensive Strategies

CLASS	TICKER	CUSIP
A	TPDAX	887432581
C	TPDCX	887432573
I	TPDIX	887432433

Strategic Growth

CLASS	TICKER	CUSIP
A	TSGAX	887432763
C	TSGCX	887432672

Conservative Growth

CLASS	TICKER	CUSIP
A	TCGAX	887432730
C	TCVCX	887432664

Fund Profile

As of March 31, 2022 (Unaudited)

Aggressive Growth Fund

Top Ten Industries
(% of Net Assets)
Semiconductors	12.5%
Software	11.9%
Medical Equipment & Devices	9.5%
Money Market Fund	8.2%
Apparel & Textile Products	6.9%
Biotechnology & Pharmaceuticals	6.3%
Machinery	5.7%
Technology Hardware	4.9%
Industrial Support Services	4.2%
Electrical Equipment	4.1%
Other Assets Less Liabilities - Net	25.8%

	100.0%

Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Funds	18.0%
Semiconductors	12.9%
Software	9.4%
Retail - Discretionary	7.6%
Technology Services	6.6%
Biotech & Pharma	5.8%
Medical Equipment & Devices	5.2%
Money Market Fund	4.6%
Retail - Consumer Staples	4.3%
Insurance	3.3%
Other Assets Less Liabilities - Net	22.3%

	100.0%

Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Funds	22.6%
Semiconductors	12.3%
Software	5.7%
Oil & Gas Producers	5.7%
Medical Equipment & Devices	4.9%
REITs	4.3%
Food	4.1%
Electric Utilities	4.1%
Retail - Discretionary	4.0%
Diversified Industrials	3.9%
Other Assets Less Liabilities - Net	28.4%

	100.0%

High Yield Bond Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	95.6%
Convertible Bonds	2.2%
Money Market Fund	0.8%
Preferred Stock	0.0%	*
Other Assets Less Liabilities - Net	1.4%

	100.0%

* Less than 0.05%

International Fund

Top Ten Industries
(% of Net Assets)
Banking	10.9%
Insurance	7.3%
Machinery	6.7%
Semiconductors	6.7%
Medical Equipment & Devices	6.3%
Oil & Gas Producers	6.0%
Technology Services	4.8%
Money Market Fund	4.7%
Software	4.0%
Engineering & Construction	3.9%
Other Assets Less Liabilities - Net	38.7%

100.0%

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)
Banking	13.0%
Exchange Traded Fund	11.7%
Machinery	7.0%
REITs	6.5%
Oil & Gas Producers	6.3%
Chemicals	5.5%
Medical Equipment & Devices	4.7%
Retail - Discretionary	4.5%
Home Construction	4.1%
Institutional Financial Services	3.8%
Other Assets Less Liabilities - Net	32.9%

100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)
U.S. Government & Agencies	73.3%
Corporate Bonds	21.3%
Non U.S. Government & Agencies	3.0%
Money Market Fund	1.6%
Other Assets Less Liabilities - Net	0.8%

100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)
Banking	16.0%
Real Estate /Owners & Developers	12.4%
Software	11.5%
Oil & Gas Producers	6.1%
Semiconductors	5.7%
Money Market Fund	5.5%
Insurance	5.4%
Apparel & Textile Products	3.7%
Aerospace & Defense	3.4%
Chemicals	3.4%
Other Assets Less Liabilities - Net	26.9%

100.0%

Fund Profile

As of March 31, 2022 (Unaudited) (Continued)

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)
U.S. Government & Agencies	26.5%
REITs	21.2%
Precious Metals - Physical Holding	15.6%
Metals & Mining	6.8%
Money Market Fund	6.7%
Oil & Gas Producers	5.5%
Closed End Fund	4.9%
Chemicals	2.8%
Exchange Traded Fund	2.0%
Machinery	1.3%
Other Assets Less Liabilities - Net	6.7%

	100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)
Open End Funds	57.1%
Exchange Traded Funds	38.9%
Money Market Fund	4.0%
Other Assets Less Liabilities - Net	0.0%	*

	100.0%

* Less than 0.05%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Funds	56.4%
Open End Funds	40.4%
Money Market Fund	3.2%
Other Assets Less Liabilities - Net	0.0%	*

	100.0%

* Less than 0.05%

Growth & Income Fund

Top Ten Industries
(% of Net Assets)
Exchange Traded Funds	62.7%
U.S. Government & Agencies	27.2%
Corporate Bonds	6.6%
Non U.S. Government & Agencies	1.0%
Money Market Fund	0.4%
Other Assets Less Liabilities - Net	2.1%

	100.0%

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 92.2%

	AEROSPACE & DEFENSE - 0.9%

639	TransDigm Group, Inc.(a)	$416,334

	APPAREL & TEXTILE PRODUCTS - 6.9%

26,304	Capri Holdings Ltd.(a)	1,351,763

2,579	Deckers Outdoor Corporation(a)	706,053

29,749	Tapestry, Inc.	1,105,175

		3,162,991

	BANKING - 3.3%

5,236	Signature Bank	1,536,714

	BIOTECHNOLOGY & PHARMACEUTICALS - 6.3%

20,294	Horizon Therapeutics PLC(a)	2,135,131

4,138	United Therapeutics Corporation(a)	742,399

		2,877,530

	CHEMICALS - 3.8%

7,988	Albemarle Corporation	1,766,546

	CONSTRUCTION MATERIALS - 1.6%

1,947	Martin Marietta Materials, Inc.	749,381

	ELECTRICAL EQUIPMENT - 4.1%

4,506	Generac Holdings, Inc.(a)	1,339,453

3,671	Trane Technologies PLC	560,562

		1,900,015

	ENGINEERING & CONSTRUCTION - 1.8%

6,411	Quanta Services, Inc.	843,752

	FOOD - 1.8%

10,181	Darling Ingredients, Inc.(a)	818,349

	HEALTH CARE FACILITIES & SERVICES - 3.7%

6,460	Catalent, Inc.(a)	716,414

4,047	ICON PLC(a)	984,311

		1,700,725

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 92.2% (Continued)

	INDUSTRIAL SUPPORT SERVICES - 4.2%

5,503	United Rentals, Inc.(a)	$1,954,721

	LEISURE FACILITIES & SERVICES - 1.9%

40,303	Bloomin’ Brands, Inc.	884,248

	MACHINERY - 5.7%

6,510	Lincoln Electric Holdings, Inc.	897,143

9,435	Oshkosh Corporation	949,632

2,663	Parker-Hannifin Corporation	755,653

		2,602,428

	MEDICAL EQUIPMENT & DEVICES - 9.5%

46,042	Avantor, Inc.(a)	1,557,141

1,061	DexCom, Inc.(a)	542,808

5,065	Insulet Corporation(a)	1,349,265

1,774	Steris PLC	428,900

1,375	Teleflex, Inc.	487,891

		4,366,005

	RETAIL - CONSUMER STAPLES - 3.7%

10,634	Dollar Tree, Inc.(a)	1,703,035

	SEMICONDUCTORS - 12.5%

1,932	KLA Corporation	707,228

28,579	Marvell Technology, Inc.	2,049,400

4,239	Monolithic Power Systems, Inc.	2,058,797

3,217	Skyworks Solutions, Inc.	428,762

4,539	Teradyne, Inc.	536,646

		5,780,833

	SOFTWARE - 11.9%

2,902	Fortinet, Inc.(a)	991,729

498	HubSpot, Inc.(a)	236,520

2,900	Palo Alto Networks, Inc.(a)	1,805,279

17,373	Rapid7, Inc.(a)	1,932,573

11,082	Varonis Systems, Inc.(a)	526,838

		5,492,939

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 92.2% (Continued)

	TECHNOLOGY HARDWARE - 4.9%

4,649	Arista Networks, Inc.(a)	$646,118

17,838	Seagate Technology Holdings PLC	1,603,636

		2,249,754

	TECHNOLOGY SERVICES - 1.8%

1,678	MSCI, Inc.	843,833

	TRANSPORTATION & LOGISTICS - 1.9%

11,922	XPO Logistics, Inc.(a)	867,922

	TOTAL COMMON STOCKS (Cost $32,214,727)	42,518,055

	SHORT-TERM INVESTMENT — 8.2%

	MONEY MARKET FUND - 8.2%

3,761,786	Fidelity Government Portfolio, Class I, 0.12% (Cost $3,761,786)(b)	3,761,786

	TOTAL INVESTMENTS - 100.4% (Cost $35,976,513)	$46,279,841

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(168,544)

	NET ASSETS - 100.0%	$46,111,297

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

(a) Non-income producing security.

(b) Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 95.0%

	AEROSPACE & DEFENSE - 1.5%

70,000	Safran S.A. - ADR	$2,058,000

	ASSET MANAGEMENT - 0.1%

6,072	XP, Inc., Class A(a)	182,767

	AUTOMOTIVE - 3.1%

65,800	Magna International, Inc.	4,231,598

	BANKING - 10.9%

41,539	DBS Group Holdings Ltd. - ADR	4,330,856

99,000	DNB Bank ASA - ADR	2,234,430

35,200	HDFC Bank Ltd. - ADR	2,158,816

112,100	ICICI Bank Ltd. - ADR	2,123,174

287,000	Itau Unibanco Holding S.A. - ADR	1,638,770

73,600	KBC Group N.V. - ADR	2,641,504

		15,127,550

	CHEMICALS - 3.2%

62,200	Air Liquide S.A. - ADR	2,174,512

18,100	Arkema S.A. - ADR	2,169,285

		4,343,797

	CONSTRUCTION MATERIALS - 2.2%

44,100	CRH plc - ADR	1,766,646

27,500	Xinyi Glass Holdings Ltd. - ADR	1,323,025

		3,089,671

	ELECTRIC UTILITIES - 1.7%

342,000	Enel SpA - ADR	2,274,300

	ELECTRICAL EQUIPMENT - 2.4%

96,400	Schneider Electric S.E. - ADR	3,256,392

	ENGINEERING & CONSTRUCTION - 3.9%

59,000	Cellnex Telecom S.A. - ADR	1,422,490

155,000	Vinci S.A. - ADR	3,949,400

		5,371,890

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 95.0% (Continued)

	FOOD - 3.2%

25,700	Kerry Group plc - ADR	$2,942,650

52,000	Mowi ASA - ADR	1,399,580

		4,342,230

	HEALTH CARE FACILITIES & SERVICES - 2.1%

12,000	ICON PLC(a)	2,918,640

	HOUSEHOLD PRODUCTS - 0.7%

46,000	Beiersdorf A.G. - ADR	965,540

	INDUSTRIAL SUPPORT SERVICES - 1.8%

9,400	Ashtead Group plc - ADR	2,409,408

	INSTITUTIONAL FINANCIAL SERVICES - 2.3%

174,500	Deutsche Boerse A.G. - ADR	3,123,550

	INSURANCE - 7.3%

54,200	Ageas S.A./NV - ADR	2,746,856

64,500	AIA Group Ltd. - ADR	2,698,680

66,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in - ADR	1,767,568

113,600	Sampo OYJ - ADR	2,765,024

		9,978,128

	INTERNET MEDIA & SERVICES - 0.2%

43,600	Yandex N.V., Class A(a)(b)	282,964

	LEISURE PRODUCTS - 1.2%

71,000	Shimano, Inc. - ADR	1,623,770

	MACHINERY - 6.7%

58,500	Atlas Copco A.B. - ADR	2,658,240

79,000	FANUC Corporation - ADR	1,386,450

66,350	Techtronic Industries Company Ltd. - ADR	5,264,873

		9,309,563

	MEDICAL EQUIPMENT & DEVICES - 6.3%

41,200	Alcon, Inc.	3,268,396

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 95.0% (Continued)

	MEDICAL EQUIPMENT & DEVICES - 6.3% (Continued)

30,300	Hoya Corporation - ADR	$3,451,776

59,900	Smith & Nephew plc - ADR	1,910,810

		8,630,982

	METALS & MINING - 1.5%

25,800	Rio Tinto plc - ADR	2,074,320

	OIL & GAS PRODUCERS - 6.0%

146,000	Equinor ASA - ADR	5,476,460

438,000	Galp Energia SGPS S.A. - ADR	2,746,260

		8,222,720

	RETAIL - CONSUMER STAPLES - 1.6%

92,000	Seven & i Holdings Company Ltd. - ADR	2,185,000

	RETAIL - DISCRETIONARY - 0.6%

2,700	ANTA Sports Products Ltd. - ADR	835,029

	SEMICONDUCTORS - 6.7%

5,950	ASML Holding N.V. - ADR	3,974,183

14,500	NXP Semiconductors N.V.	2,683,660

25,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,700,334

		9,358,177

	SOFTWARE - 4.0%

13,800	Nice Ltd. - ADR(a)	3,022,200

34,640	Open Text Corporation	1,468,736

1,450	Shopify, Inc., Class A(a)	980,142

		5,471,078

	SPECIALTY FINANCE - 2.2%

30,900	ORIX Corporation - ADR	3,085,365

	TECHNOLOGY HARDWARE - 1.1%

24,638	FUJIFILM Holdings Corporation - ADR	1,506,614

	TECHNOLOGY SERVICES - 4.8%

10,800	Adyen N.V. - ADR(a)	213,516

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 95.0% (Continued)

	TECHNOLOGY SERVICES - 4.8% (Continued)

51,000	Amadeus IT Group S.A. - ADR(a)	$3,298,680

89,000	Infosys Ltd. - ADR	2,215,210

37,700	Pagseguro Digital Ltd., Class A(a)	755,885

		6,483,291

	TELECOMMUNICATIONS - 2.0%

95,300	Nippon Telegraph & Telephone Corporation - ADR	2,774,183

	TRANSPORTATION & LOGISTICS - 3.7%

60,800	Canadian Pacific Railway Ltd.	5,018,432

	TOTAL COMMON STOCKS (Cost $102,856,360)	130,534,949

	SHORT-TERM INVESTMENTS — 4.7%

	MONEY MARKET FUNDS - 4.7%

6,459,304	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $6,459,304)(c)	6,459,304

	TOTAL INVESTMENTS - 99.7% (Cost $109,315,664)	$136,994,253

	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	414,356

	NET ASSETS - 100.0%	$137,408,609

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Illiquid security. At March 31, 2022, the illiquid security amounted to 0.2% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Diversification of Assets

Country	% of Net Assets

Japan	11.7%

France	9.9%

Canada	8.5%

Norway	6.6%

Hong Kong	5.8%

Ireland	5.6%

Netherlands	5.2%

India	4.7%

United Kingdom	4.7%

Germany	4.3%

Belgium	3.9%

Spain	3.4%

Singapore	3.2%

Switzerland	2.4%

Cayman Islands	2.3%

Israel	2.2%

Finland	2.0%

Portugal	2.0%

Taiwan Province Of China	2.0%

Sweden	1.9%

Italy	1.7%

Brazil	1.2%

Total	95.0%

Money Market Funds	4.7%

Other Assets Less Liabilities - Net	0.3%

Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 77.3%

	AEROSPACE & DEFENSE - 1.1%

2,566	TransDigm Group, Inc.(a)	$1,671,852

	BANKING - 1.8%

5,488	Signature Bank	1,610,673

11,443	Western Alliance Bancorp	947,709

		2,558,382

	BIOTECH & PHARMA - 5.8%

32,628	Horizon Therapeutics plc(a)	3,432,792

6,980	Neurocrine Biosciences, Inc.(a)	654,375

7,545	Vertex Pharmaceuticals, Inc.(a)	1,969,019

12,507	Zoetis, Inc.	2,358,695

		8,414,881

	CABLE & SATELLITE - 1.4%

1,341	Cable One, Inc.	1,963,546

	CHEMICALS - 2.8%

17,769	FMC Corporation	2,337,867

5,307	Linde PLC	1,695,215

		4,033,082

	CONSTRUCTION MATERIALS - 0.8%

13,484	Owens Corning	1,233,786

	DIVERSIFIED INDUSTRIALS - 2.1%

17,369	Emerson Electric Company	1,703,030

6,646	Honeywell International, Inc.	1,293,179

		2,996,209

	ELECTRIC UTILITIES - 1.3%

22,673	NextEra Energy, Inc.	1,920,630

	ELECTRICAL EQUIPMENT - 3.2%

28,393	Amphenol Corporation, Class A	2,139,412

21,717	Fortive Corporation	1,323,217

8,671	Trane Technologies plc	1,324,062

		4,786,691

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 77.3% (Continued)

	HEALTH CARE FACILITIES & SERVICES - 1.2%

7,859	IQVIA Holdings, Inc.(a)	$1,817,079

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%

15,477	Intercontinental Exchange, Inc.	2,044,821

	INSURANCE - 3.3%

16,733	Arthur J Gallagher & Company	2,921,583

60,432	Equitable Holdings, Inc.	1,867,953

		4,789,536

	LEISURE FACILITIES & SERVICES - 1.3%

1,232	Chipotle Mexican Grill, Inc.(a)	1,949,061

	MACHINERY - 2.0%

5,870	Caterpillar, Inc.	1,307,953

15,258	Oshkosh Corporation	1,535,718

		2,843,671

	MEDICAL EQUIPMENT & DEVICES - 5.2%

5,312	Danaher Corporation	1,558,169

17,481	Edwards Lifesciences Corporation(a)	2,057,863

6,302	Insulet Corporation(a)	1,678,790

7,532	Intuitive Surgical, Inc.(a)	2,272,254

		7,567,076

	OIL & GAS PRODUCERS - 1.3%

18,248	ConocoPhillips	1,824,800

	RETAIL - CONSUMER STAPLES - 4.3%

6,593	Costco Wholesale Corporation	3,796,579

10,747	Dollar General Corporation	2,392,605

		6,189,184

	RETAIL - DISCRETIONARY - 7.6%

8,418	Burlington Stores, Inc.(a)	1,533,507

18,666	Dick’s Sporting Goods, Inc.	1,866,973

44,108	Foot Locker, Inc.	1,308,243

9,657	Lowe’s Companies, Inc.	1,952,549

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 77.3% (Continued)

	RETAIL - DISCRETIONARY - 7.6% (Continued)

5,164	Lululemon Athletica, Inc.(a)	$1,886,048

3,573	O’Reilly Automotive, Inc.(a)	2,447,362

		10,994,682

	SEMICONDUCTORS - 12.9%

35,385	Advanced Micro Devices, Inc.(a)	3,868,996

7,772	Analog Devices, Inc.	1,283,779

5,475	Broadcom, Inc.	3,447,498

1,775	Lam Research Corporation	954,258

5,381	Monolithic Power Systems, Inc.	2,613,444

16,973	NVIDIA Corporation	4,631,252

10,942	NXP Semiconductors N.V.	2,025,145

		18,824,372

	SOFTWARE - 9.4%

2,967	HubSpot, Inc.(a)	1,409,147

5,319	Palo Alto Networks, Inc.(a)	3,311,131

27,390	Rapid7, Inc.(a)	3,046,864

4,573	ServiceNow, Inc.(a)	2,546,658

9,935	Synopsys, Inc.(a)	3,311,037

		13,624,837

	TECHNOLOGY HARDWARE - 2.4%

18,739	Seagate Technology Holdings PLC	1,684,636

36,051	Western Digital Corporation(a)	1,789,932

		3,474,568

	TECHNOLOGY SERVICES - 2.6%

21,417	CDW Corporation/DE	3,831,287

	TRANSPORTATION & LOGISTICS - 1.3%

22,969	Canadian Pacific Railway Ltd.	1,895,861

	TRANSPORTATION EQUIPMENT - 0.8%

12,837	PACCAR, Inc.	1,130,555

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $73,338,770)

	EXCHANGE-TRADED FUNDS — 18.0%	$112,380,449

	EQUITY - 18.0%

647,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)

265,000	Timothy Plan US Large/Mid Cap Core ETF(b)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,553,050)	16,556,406

		9,643,695

	SHORT-TERM INVESTMENTS — 4.6%	26,200,101

	MONEY MARKET FUNDS - 4.6%

	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $6,655,107)(c)

6,655,107	TOTAL INVESTMENTS - 99.9% (Cost $103,546,927)	6,655,107

	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%

	NET ASSETS - 100.0%	$145,235,657

		203,790

		$145,439,447

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 87.8%

	AEROSPACE & DEFENSE - 1.9%

34,515	Moog, Inc., Class A	$3,030,417

	AUTOMOTIVE - 1.0%

36,330	Methode Electronics, Inc.	1,571,273

	BANKING - 13.0%

83,309	Columbia Banking System, Inc.	2,688,381

44,834	Hilltop Holdings, Inc.	1,318,120

62,071	Provident Financial Services, Inc.	1,452,461

76,498	Renasant Corporation	2,558,858

64,396	Sandy Spring Bancorp, Inc.	2,892,668

108,476	Simmons First National Corporation, Class A	2,844,241

31,802	Triumph Bancorp, Inc.(a)	2,990,024

49,754	Trustmark Corporation	1,512,024

73,430	Veritex Holdings, Inc.	2,802,823

		21,059,600

	CHEMICALS - 5.5%

56,719	Avient Corporation	2,722,512

159,960	Ecovyst, Inc.	1,849,138

14,956	Innospec, Inc.	1,384,178

29,049	Stepan Company	2,870,331

		8,826,159

	ELECTRIC UTILITIES - 3.6%

66,450	Avista Corporation	3,000,218

48,874	NorthWestern Corporation	2,956,388

		5,956,606

	ENGINEERING & CONSTRUCTION - 1.9%

34,308	Comfort Systems USA, Inc.	3,053,755

	FOOD - 3.7%

140,339	Hostess Brands, Inc.(a)	3,079,038

18,974	J & J Snack Foods Corporation	2,942,867

		6,021,905

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 87.8% (Continued)

	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%

17,070	UFP Industries, Inc.	$1,317,121

	HEALTH CARE FACILITIES & SERVICES - 1.5%

119,186	Aveanna Healthcare Holdings, Inc.(a)	406,424

65,464	Patterson Companies, Inc.	2,119,070

		2,525,494

	HOME CONSTRUCTION - 4.1%

52,777	Century Communities, Inc.	2,827,264

59,241	Griffon Corporation	1,186,597

30,735	Masonite International Corporation(a)	2,733,571

		6,747,432

	HOUSEHOLD PRODUCTS - 1.8%

72,437	Central Garden & Pet Company, Class A(a)	2,953,981

	INDUSTRIAL INTERMEDIATE PROD - 1.0%

32,788	AZZ, Inc.	1,581,693

	INSTITUTIONAL FINANCIAL SERVICES - 3.8%

58,738	Moelis & Company, Class A	2,757,749

129,733	Perella Weinberg Partners	1,225,977

17,024	Piper Sandler Cos	2,234,400

		6,218,126

	INSURANCE - 1.4%

55,251	Argo Group International Holdings Ltd.	2,280,761

	LEISURE FACILITIES & SERVICES - 3.6%

48,678	Chuy’s Holdings, Inc.(a)	1,314,306

32,629	Jack in the Box, Inc.	3,047,875

14,593	Papa John’s International, Inc.	1,536,351

		5,898,532

	MACHINERY - 7.0%

11,227	Alamo Group, Inc.	1,614,330

16,728	Albany International Corporation, Class A	1,410,505

75,841	Altra Industrial Motion Corporation	2,952,491

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 87.8% (Continued)

	MACHINERY - 7.0% (Continued)

35,673	Astec Industries, Inc.	$1,533,939

34,776	Columbus McKinnon Corporation	1,474,502

79,070	Federal Signal Corporation	2,668,613

		11,654,380

	MEDICAL EQUIPMENT & DEVICES - 4.7%

54,478	Avanos Medical, Inc.(a)	1,825,013

19,831	CONMED Corporation	2,945,895

43,083	Merit Medical Systems, Inc.(a)	2,865,881

		7,636,789

	METALS & MINING - 1.9%

14,262	Encore Wire Corporation	1,626,866

59,108	Livent Corporation(a)	1,540,946

		3,167,812

	OIL & GAS PRODUCERS - 6.3%

79,655	Brigham Minerals, Inc., Class A	2,035,185

88,380	Northern Oil and Gas, Inc.	2,491,432

39,353	PDC Energy, Inc.	2,860,176

35,452	Whiting Petroleum Corporation	2,889,693

		10,276,486

	REAL ESTATE INVESTMENT TRUSTS - 6.5%

51,475	Community Healthcare Trust, Inc.	2,172,760

111,547	Plymouth Industrial REIT, Inc.	3,022,923

25,568	PotlatchDeltic Corporation	1,348,201

163,351	Summit Hotel Properties, Inc.(a)	1,626,976

128,167	Urban Edge Properties	2,447,990

		10,618,850

	REAL ESTATE OWNERS & DEVELOPERS - 1.8%

207,992	Radius Global Infrastructure, Inc., Class A(a)	2,970,126

	RETAIL - DISCRETIONARY - 4.5%

46,680	Academy Sports & Outdoors, Inc.	1,839,192

68,285	Monro, Inc.	3,027,756

58,750	Sonic Automotive, Inc., Class A	2,497,463

		7,364,411

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 87.8% (Continued)

	SEMICONDUCTORS - 2.4%

43,391	Amkor Technology, Inc.	$942,453

91,241	Rambus, Inc.(a)	2,909,675

		3,852,128

	TECHNOLOGY HARDWARE - 2.7%

80,957	ADTRAN, Inc.	1,493,657

184,828	Viavi Solutions, Inc.(a)	2,972,034

		4,465,691

	TECHNOLOGY SERVICES - 1.4%

157,726	Repay Holdings Corporation(a)	2,329,613

	TOTAL COMMON STOCKS (Cost $135,051,260)	143,379,141

	EXCHANGE-TRADED FUNDS — 11.7%

	EQUITY - 11.7%

580,000	Timothy Plan US Small Cap Core ETF(b)	19,124,166

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,834,080)	19,124,166

	SHORT-TERM INVESTMENTS — 0.9%

	MONEY MARKET FUNDS - 0.9%

1,459,746	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $1,459,746)(c)	1,459,746

	TOTAL INVESTMENTS - 100.4% (Cost $151,345,086)	$163,963,053

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(656,536)

	NET ASSETS - 100.0%	$163,306,517

ETF	- Exchange-Traded Fund

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 74.5%

	AEROSPACE & DEFENSE - 2.3%

27,306	General Dynamics Corporation	$6,585,661

	BANKING - 3.3%

50,836	BOK Financial Corporation	4,776,043

55,898	Western Alliance Bancorp	4,629,472

		9,405,515

	CABLE & SATELLITE - 1.2%

2,382	Cable One, Inc.	3,487,820

	CHEMICALS - 3.8%

152,481	Huntsman Corporation	5,719,562

19,503	Sherwin-Williams Company	4,868,339

		10,587,901

	DIVERSIFIED INDUSTRIALS - 3.9%

34,304	Eaton Corporation PLC	5,205,975

28,187	Honeywell International, Inc.	5,484,627

		10,690,602

	ELECTRIC UTILITIES - 4.1%

80,613	CMS Energy Corporation	5,638,073

60,696	WEC Energy Group, Inc.	6,058,068

		11,696,141

	ELECTRICAL EQUIPMENT - 1.2%

250,733	Vertiv Holdings Company	3,510,262

	FOOD - 4.1%

38,411	J M Smucker Company	5,201,234

65,484	McCormick & Company, Inc.	6,535,303

		11,736,537

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%

42,372	Intercontinental Exchange, Inc.	5,598,189

	INSURANCE - 1.9%

30,074	Arthur J Gallagher & Company	5,250,920

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 74.5% (Continued)

	MACHINERY - 1.7%

28,566	Middleby Corporation(a)	$4,683,110

	MEDICAL EQUIPMENT & DEVICES - 4.9%

29,493	PerkinElmer, Inc.	5,145,349

21,538	STERIS plc	5,207,242

26,921	Zimmer Biomet Holdings, Inc.	3,443,196

		13,795,787

	OIL & GAS PRODUCERS - 5.7%

50,585	ConocoPhillips	5,058,500

45,199	EOG Resources, Inc.	5,389,077

55,915	Valero Energy Corporation	5,677,609

		16,125,186

	REAL ESTATE INVESTMENT TRUSTS - 4.3%

32,109	Crown Castle International Corporation	5,927,321

38,323	Prologis, Inc.	6,188,398

		12,115,719

	RETAIL - CONSUMER STAPLES - 1.9%

23,805	Dollar General Corporation	5,299,707

	RETAIL - DISCRETIONARY - 4.0%

8,006	O’Reilly Automotive, Inc.(a)	5,483,790

25,417	Tractor Supply Company	5,931,565

		11,415,355

	SEMICONDUCTORS - 12.3%

6,528	ASML Holding N.V. - ADR	4,360,247

10,180	Broadcom, Inc.	6,410,143

32,642	Lattice Semiconductor Corporation(a)	1,989,530

73,054	Microchip Technology, Inc.	5,489,278

10,949	Monolithic Power Systems, Inc.	5,317,710

21,384	NVIDIA Corporation	5,834,838

44,872	Teradyne, Inc.	5,305,217

		34,706,963

	SOFTWARE - 5.7%

35,281	Cadence Design Systems, Inc.(a)	5,802,313

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 74.5% (Continued)

	SOFTWARE - 5.7% (Continued)

16,143	Synopsys, Inc.(a)	$5,379,978

11,035	Tyler Technologies, Inc.(a)	4,909,361

		16,091,652

	TECHNOLOGY SERVICES - 2.1%

19,382	CACI International, Inc., Class A(a)	5,839,021

	TRANSPORTATION & LOGISTICS - 2.2%

22,487	Union Pacific Corporation	6,143,673

	TRANSPORTATION EQUIPMENT - 1.9%

54,561	Westinghouse Air Brake Technologies Corporation	5,247,131

	TOTAL COMMON STOCKS (Cost $151,716,193)	210,012,852

	EXCHANGE-TRADED FUNDS — 22.6%

	EQUITY - 22.6%

573,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	15,676,363

442,500	Timothy Plan High Dividend Stock ETF(b)	14,611,350

687,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	17,579,986

435,000	Timothy Plan US Large/Mid Cap Core ETF(b)	15,830,216

		63,697,915

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,728,199)	63,697,915

	SHORT-TERM INVESTMENTS — 3.1%

	MONEY MARKET FUNDS - 3.1%

8,731,881	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $8,731,881)(c)	8,731,881

	TOTAL INVESTMENTS - 100.2% (Cost $215,176,273)	$282,442,648

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(463,316)

	NET ASSETS - 100.0%	$281,979,332

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 21.3%

	CHEMICALS — 2.2%

1,212,000	LYB International Finance BV	4.0000	07/15/23	$1,232,236

1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,622,331

				2,854,567

	ELECTRIC UTILITIES — 3.3%

2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,192,327

842,844	John Sevier Combined Cycle Generation, LLC	4.6260	01/15/42	918,741

855,000	National Rural Utilities Cooperative Finance Corporation	2.9500	02/07/24	859,411

442,000	WEC Energy Group, Inc.	3.5500	06/15/25	443,931

				4,414,410

	ELECTRICAL EQUIPMENT — 0.8%

1,000,000	ABB Finance USA, Inc.	2.8750	05/08/22	1,000,448

	GAS & WATER UTILITIES — 1.7%

2,185,000	NiSource, Inc.	3.4900	05/15/27	2,185,072

	INSTITUTIONAL FINANCIAL SERVICES — 0.8%

1,000,000	CBOE Global Markets, Inc.	3.6500	01/12/27	1,020,134

	MACHINERY — 0.6%

750,000	Eaton Corporation	2.7500	11/02/22	754,333

	OIL & GAS PRODUCERS — 5.5%

1,580,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	1,632,904

1,000,000	Enable Midstream Partners, L.P.	3.9000	05/15/24	1,007,505

2,240,000	Phillips 66 Partners, L.P.	3.6050	02/15/25	2,263,119

2,235,000	Sunoco Logistics Partners Operations, L.P.	4.2500	04/01/24	2,281,380

				7,184,908

	REAL ESTATE INVESTMENT TRUSTS — 2.8%

1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,534,258

2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,199,644

				3,733,902

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 21.3% (Continued)

	RETAIL - CONSUMER STAPLES — 1.2%

1,575,000	Dollar General Corporation	4.1250	05/01/28	$1,628,827

	TRANSPORTATION & LOGISTICS — 2.4%

1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	997,489

2,190,000	CSX Corporation	3.2500	06/01/27	2,214,657

				3,212,146

	TOTAL CORPORATE BONDS (Cost $28,582,180)			27,988,747

	NON U.S. GOVERNMENT & AGENCIES — 3.0%

	GOVERNMENT GUARANTEED — 0.7%

865,000	Kreditanstalt fuer Wiederaufbau	2.1250	06/15/22	867,357

	LOCAL AUTHORITY — 1.7%

2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,224,726

	SUPRANATIONAL — 0.6%

855,000	European Investment Bank	2.3750	06/15/22	857,724

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,043,761)			3,949,807

	U.S. GOVERNMENT & AGENCIES — 73.3%

	AGENCY FIXED RATE — 25.3%

1,502,215	Fannie Mae Pool FM5537	2.0000	01/01/36	1,461,560

1,163,104	Fannie Mae Pool MA4316	2.5000	04/01/36	1,154,294

1,269,387	Fannie Mae Pool MA4329	2.0000	05/01/36	1,234,956

1,624,403	Fannie Mae Pool MA4333	2.0000	05/01/41	1,525,938

789,681	Fannie Mae Pool MA4366	2.5000	06/01/41	764,615

472,079	Fannie Mae Pool MA4475	2.5000	10/01/41	457,092

1,315,000	Fannie Mae Pool MA4617	3.0000	04/01/42	1,307,105

1,170,061	Fannie Mae Pool FM4053	2.5000	08/01/50	1,119,696

1,495,224	Fannie Mae Pool CA8897	3.0000	02/01/51	1,470,707

1,019,788	Fannie Mae Pool MA4258	3.5000	02/01/51	1,024,703

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 73.3% (Continued)

	AGENCY FIXED RATE — 25.3% (Continued)

501,577	Fannie Mae Pool FM6550	2.0000	03/01/51	$467,513

975,008	Fannie Mae Pool CB0855	3.0000	06/01/51	958,013

21,916	Ginnie Mae I Pool 723248	5.0000	10/15/39	24,099

281,532	Ginnie Mae I Pool 783060	4.0000	08/15/40	293,516

102,752	Ginnie Mae I Pool 783403	3.5000	09/15/41	105,726

128,893	Ginnie Mae II Pool 4520	5.0000	08/20/39	141,589

171,575	Ginnie Mae II Pool 4947	5.0000	02/20/41	184,251

308,998	Ginnie Mae II Pool MA3376	3.5000	01/20/46	315,992

198,054	Ginnie Mae II Pool MA3596	3.0000	04/20/46	197,550

534,924	Ginnie Mae II Pool MA3663	3.5000	05/20/46	545,602

192,668	Ginnie Mae II Pool MA3736	3.5000	06/20/46	196,337

327,383	Ginnie Mae II Pool MA4004	3.5000	10/20/46	333,763

220,538	Ginnie Mae II Pool MA4509	3.0000	06/20/47	219,969

267,792	Ginnie Mae II Pool MA4652	3.5000	08/20/47	271,946

332,417	Ginnie Mae II Pool MA4719	3.5000	09/20/47	338,744

340,859	Ginnie Mae II Pool MA4778	3.5000	10/20/47	346,145

271,809	Ginnie Mae II Pool MA4901	4.0000	12/20/47	281,820

237,129	Ginnie Mae II Pool MA4963	4.0000	01/20/48	245,863

237,600	Ginnie Mae II Pool MA6092	4.5000	08/20/49	247,142

261,323	Ginnie Mae II Pool MA6156	4.5000	09/20/49	271,225

736,614	Ginnie Mae II Pool BN2662	3.0000	10/20/49	731,127

236,691	Ginnie Mae II Pool MA6221	4.5000	10/20/49	245,710

237,637	Ginnie Mae II Pool MA6477	4.5000	02/20/50	246,309

394,480	Ginnie Mae II Pool MA6478	5.0000	02/20/50	419,206

380,637	Ginnie Mae II Pool MA6544	4.5000	03/20/50	394,749

278,244	Ginnie Mae II Pool MA6545	5.0000	03/20/50	294,453

365,575	Ginnie Mae II Pool MA6600	3.5000	04/20/50	369,164

314,474	Ginnie Mae II Pool MA6601	4.0000	04/20/50	323,155

287,843	Ginnie Mae II Pool MA6603	5.0000	04/20/50	304,198

1,195,305	Ginnie Mae II Pool MA7255	2.5000	03/20/51	1,162,521

863,031	Ginnie Mae II Pool MA7418	2.5000	06/20/51	839,360

1,491,211	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,480,674

1,298,912	Ginnie Mae II Pool MA7472	2.5000	07/20/51	1,263,286

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 73.3% (Continued)

	AGENCY FIXED RATE — 25.3% (Continued)

1,443,139	Ginnie Mae II Pool CE1974	3.0000	08/20/51	$1,446,461

1,222,313	Ginnie Mae II Pool CE1990	2.5000	09/20/51	1,183,849

1,478,409	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,437,859

1,195,836	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,185,376

1,188,443	Ginnie Mae II Pool MA7829	3.5000	01/20/52	1,198,741

1,165,000	Ginnie Mae II Pool MA7939	4.0000	03/20/52	1,192,209

				33,225,878

	U.S. TREASURY NOTES — 48.0%

8,085,000	United States Treasury Note	2.2500	11/15/24	8,042,680

9,940,000	United States Treasury Note	2.0000	08/15/25	9,777,699

10,960,000	United States Treasury Note	0.6250	07/31/26	10,129,009

10,730,000	United States Treasury Note	1.2500	09/30/28	9,970,727

14,485,000	United States Treasury Note	1.2500	08/15/31	13,177,954

10,225,000	United States Treasury Note	1.7500	08/15/41	8,878,176

3,550,000	United States Treasury Note	2.0000	08/15/51	3,202,211

				63,178,456

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $101,849,403)			96,404,334

Shares

	SHORT-TERM INVESTMENT — 1.6%

	MONEY MARKET FUND - 1.6%

2,049,591	Fidelity Government Portfolio, Class I, 0.12% (Cost $2,049,591)(a)			2,049,591

	TOTAL INVESTMENTS - 99.2% (Cost $136,524,935)			$130,392,479

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%			1,071,058

	NET ASSETS - 100.0%			$131,463,537

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares				Fair Value

	PREFERRED STOCKS — 0.0%(a)

	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)

219	WESCO International, Inc. - Series A, 10.625% (Cost $5,795)(b)			$6,445

Principal Amount ($)		Coupon Rate (%)	Maturity

	CONVERTIBLE BONDS — 2.2%

	SPECIALTY FINANCE — 2.2%

2,275,000	MGIC Investment Corporation (Cost $3,027,406)(c)	9.0000	04/01/63	3,059,875

	Spread

	CORPORATE BONDS — 95.6%

	AEROSPACE & DEFENSE — 0.4%

500,000	Spirit AeroSystems, Inc.(c)	5.5000	01/15/25	501,930

	ASSET MANAGEMENT — 1.6%

250,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.7500	09/15/24	250,943

1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	6.2500	05/15/26	1,021,285

1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.3750	02/01/29	919,535

				2,191,763

	AUTOMOTIVE — 2.1%

500,000	Adient Global Holdings Ltd.(c)	4.8750	08/15/26	477,748

522,000	Clarios Global, L.P. / Clarios US Finance Company(c)	6.2500	05/15/26	537,822

1,000,000	Clarios Global, L.P. / Clarios US Finance Company(c)	8.5000	05/15/27	1,038,849

1,000,000	Goodyear Tire & Rubber Company (The)	5.6250	04/30/33	929,700

				2,984,119

	BIOTECHNOLOGY & PHARMACEUTICALS — 3.9%

750,000	Bausch Health Companies, Inc.(c)	6.1250	02/01/27	756,424

250,000	Bausch Health Companies, Inc.(c)	5.0000	01/30/28	206,324

750,000	Bausch Health Companies, Inc.(c)	4.8750	06/01/28	719,141

125,000	Bausch Health Companies, Inc.(c)	5.0000	02/15/29	98,384

1,500,000	Bausch Health Companies, Inc.(c)	5.2500	01/30/30	1,180,718

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 95.6% (Continued)

	BIOTECHNOLOGY & PHARMACEUTICALS — 3.9% (Continued)

50,000	Bausch Health Companies, Inc.(c)		5.2500	02/15/31	$39,192

2,500,000	Emergent BioSolutions, Inc.(c)		3.8750	08/15/28	2,247,325

250,000	Jazz Securities DAC(c)		4.3750	01/15/29	242,861

					5,490,369

	CHEMICALS — 6.6%

3,000,000	Chemours Company (The)(c)		4.6250	11/15/29	2,754,899

1,500,000	Diamond BC BV(c)		4.6250	10/01/29	1,349,115

1,500,000	Koppers, Inc.(c)		6.0000	02/15/25	1,471,823

1,000,000	Olin Corporation		5.6250	08/01/29	1,020,860

2,000,000	Polar US Borrower, LLC / Schenectady International(c)		6.7500	05/15/26	1,707,370

1,000,000	WR Grace Holdings, LLC(c)		5.6250	08/15/29	937,600

					9,241,667

	COMMERCIAL SUPPORT SERVICES — 7.7%

2,125,000	Allied Universal Holdco, LLC / Allied Universal(c)		4.6250	06/01/28	2,021,587

125,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(c)		4.6250	06/01/28	117,006

2,000,000	Covanta Holding Corporation		5.0000	09/01/30	1,899,350

1,125,000	Covert Mergeco, Inc.(c)		4.8750	12/01/29	1,070,156

2,550,000	GFL Environmental Inc(c)		4.0000	08/01/28	2,348,740

50,000	GFL Environmental, Inc.(c)		4.7500	06/15/29	47,812

250,000	GFL Environmental, Inc.(c)		4.3750	08/15/29	232,024

500,000	Harsco Corporation(c)		5.7500	07/31/27	485,120

500,000	Sotheby’s/Bidfair Holdings, Inc.(c)		5.8750	06/01/29	484,673

2,200,000	Waste Pro USA, Inc.(c)		5.5000	02/15/26	2,059,431

					10,765,899

	CONSTRUCTION MATERIALS — 0.2%

250,000	Cemex S.A.B. de C.V.(c)		3.8750	07/11/31	228,550

	CONSUMER SERVICES — 2.3%

2,000,000	PROG Holdings, Inc.(c)		6.0000	11/15/29	1,859,030

1,500,000	Rent-A-Center, Inc.(c)		6.3750	02/15/29	1,375,785

					3,234,815

	CONTAINERS & PACKAGING — 5.4%

1,750,000	Canpack S.A. / Canpack US, LLC(c)		3.8750	11/15/29	1,534,015

1,000,000	Graham Packaging Company, Inc.(c)		7.1250	08/15/28	909,450

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 95.6% (Continued)

	CONTAINERS & PACKAGING — 5.4% (Continued)

500,000	Graphic Packaging International, LLC(c)		3.7500	02/01/30	$458,470

1,250,000	LABL, Inc.(c)		5.8750	11/01/28	1,174,219

750,000	LABL, Inc.(c)		8.2500	11/01/29	663,281

1,750,000	Pactiv Evergreen Group Issuer, LLC(c)		4.3750	10/15/28	1,617,139

1,250,000	TriMas Corporation(c)		4.1250	04/15/29	1,142,988

					7,499,562

	ELECTRIC UTILITIES — 1.4%

1,000,000	Vistra Corporation(b),(c)	H15T5Y + 5.740%	7.0000	06/15/70	975,305

750,000	Vistra Operations Company, LLC(c)		5.6250	02/15/27	750,225

250,000	Vistra Operations Company, LLC(c)		4.3750	05/01/29	236,573

					1,962,103

	ELECTRICAL EQUIPMENT — 0.7%

500,000	BWX Technologies, Inc.(c)		4.1250	06/30/28	482,825

500,000	BWX Technologies, Inc.(c)		4.1250	04/15/29	482,290

					965,115

	ENGINEERING & CONSTRUCTION — 1.1%

1,694,000	Dycom Industries, Inc.(c)		4.5000	04/15/29	1,598,594

	FORESTRY, PAPER & WOOD PRODUCTS — 1.2%

1,750,000	Mercer International, Inc.		5.1250	02/01/29	1,690,824

	GAS & WATER UTILITIES — 0.7%

1,000,000	Suburban Propane Partners, L.P.		5.8750	03/01/27	1,015,105

	HEALTH CARE FACILITIES & SERVICES — 3.7%

1,391,000	Ardent Health Services, Inc.(c)		5.7500	07/15/29	1,296,293

500,000	Catalent Pharma Solutions, Inc.(c)		3.1250	02/15/29	455,458

750,000	Legacy LifePoint Health, LLC(c)		4.3750	02/15/27	727,204

250,000	LifePoint Health, Inc.(c)		5.3750	01/15/29	236,751

500,000	MEDNAX, Inc.(c)		5.3750	02/15/30	484,193

100,000	Option Care Health, Inc.(c)		4.3750	10/31/29	93,934

125,000	Owens & Minor, Inc.(c)		6.6250	04/01/30	128,805

500,000	Tenet Healthcare Corporation(c)		4.3750	01/15/30	480,608

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 95.6% (Continued)

	HEALTH CARE FACILITIES & SERVICES — 3.7% (Continued)

1,185,000	Vizient, Inc.(c)		6.2500	05/15/27	$1,221,941

					5,125,187

	HOME & OFFICE PRODUCTS — 0.6%

500,000	Scotts Miracle-Gro Company (The)(c)		4.0000	04/01/31	436,890

500,000	Scotts Miracle-Gro Company (The)		4.3750	02/01/32	444,263

					881,153

	HOME CONSTRUCTION — 4.9%

500,000	Ashton Woods USA, LLC / Ashton Woods Finance(c)		6.6250	01/15/28	512,860

500,000	Ashton Woods USA, LLC / Ashton Woods Finance(c)		4.6250	08/01/29	441,843

2,542,000	Interface, Inc.(c)		5.5000	12/01/28	2,473,403

1,500,000	PGT Innovations, Inc.(c)		4.3750	10/01/29	1,404,855

1,500,000	STL Holding Company, LLC(c)		7.5000	02/15/26	1,518,749

500,000	Weekley Homes, LLC / Weekley Finance Corporation(c)		4.8750	09/15/28	463,488

					6,815,198

	HOUSEHOLD PRODUCTS — 0.0%(a)

50,000	Energizer Holdings, Inc.(c)		6.5000	12/31/27	49,601

	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.1%

125,000	Roller Bearing Company of America, Inc.(c)		4.3750	10/15/29	116,719

	INDUSTRIAL SUPPORT SERVICES — 0.2%

250,000	BCPE Empire Holdings, Inc.(c)		7.6250	05/01/27	235,025

	INSTITUTIONAL FINANCIAL SERVICES — 1.2%

1,750,000	LPL Holdings, Inc.(c)		4.0000	03/15/29	1,663,145

	LEISURE FACILITIES & SERVICES — 0.3%

500,000	Papa John’s International, Inc.(c)		3.8750	09/15/29	459,480

	LEISURE PRODUCTS — 0.7%

1,000,000	Vista Outdoor, Inc.(c)		4.5000	03/15/29	916,930

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 95.6% (Continued)

	MACHINERY — 0.6%

250,000	Madison IAQ, LLC(c)		4.1250	06/30/28	$230,940

375,000	OT Merger Corporation(c)		7.8750	10/15/29	325,134

250,000	Redwood Star Merger Sub, Inc.(c)		8.7500	04/01/30	239,685

					795,759

	MEDICAL EQUIPMENT & DEVICES — 0.7%

500,000	Mozart Debt Merger Sub, Inc.(c)		3.8750	04/01/29	462,513

500,000	Mozart Debt Merger Sub, Inc.(c)		5.2500	10/01/29	467,960

					930,473

	METALS & MINING — 1.5%

1,000,000	Compass Minerals International, Inc.(c)		6.7500	12/01/27	1,013,830

1,250,000	Kaiser Aluminum Corporation(c)		4.5000	06/01/31	1,122,775

					2,136,605

	OIL & GAS PRODUCERS — 8.8%

1,500,000	Colgate Energy Partners III, LLC(c)		5.8750	07/01/29	1,553,369

2,072,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(c)		5.5000	06/15/31	2,041,515

250,000	Crestwood Midstream Partners, L.P.		5.7500	04/01/25	253,125

1,500,000	Crestwood Midstream Partners, L.P.(c)		5.6250	05/01/27	1,489,379

500,000	DCP Midstream Operating, L.P.(b),(c)	ICE LIBOR USD 3 Month + 3.850%	5.8500	05/21/43	466,248

250,000	DT Midstream, Inc.(c)		4.1250	06/15/29	240,073

750,000	DT Midstream, Inc.(c)		4.3750	06/15/31	719,408

500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	503,400

1,000,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	1,001,085

1,000,000	ITT Holdings, LLC(c)		6.5000	08/01/29	925,760

1,000,000	NuStar Logistics, L.P.		5.6250	04/28/27	980,550

1,000,000	PBF Holding Company, LLC / PBF Finance Corporation(c)		9.2500	05/15/25	1,031,360

775,000	PBF Holding Company, LLC / PBF Finance Corporation		7.2500	06/15/25	706,103

500,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	402,758

					12,314,133

	PUBLISHING & BROADCASTING — 1.9%

500,000	Gray Escrow II, Inc.(c)		5.3750	11/15/31	478,750

500,000	Gray Television, Inc.(c)		7.0000	05/15/27	521,843

1,750,000	Gray Television, Inc.(c)		4.7500	10/15/30	1,632,085

					2,632,678

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 95.6% (Continued)

	REAL ESTATE INVESTMENT TRUSTS — 4.6%

1,000,000	Diversified Healthcare Trust		9.7500	06/15/25	$1,053,710

2,125,000	GEO Group, Inc. (The)		5.1250	04/01/23	2,000,123

1,500,000	iStar, Inc.		5.5000	02/15/26	1,524,435

1,250,000	Service Properties Trust		7.5000	09/15/25	1,313,813

500,000	Service Properties Trust		5.5000	12/15/27	482,875

					6,374,956

	REAL ESTATE OWNERS & DEVELOPERS — 2.5%

3,749,000	Howard Hughes Corporation (The)(c)		4.3750	02/01/31	3,531,146

	RETAIL - CONSUMER STAPLES — 0.1%

100,000	Ingles Markets, Inc.(c)		4.0000	06/15/31	94,573

	RETAIL - DISCRETIONARY — 3.5%

1,550,000	Beacon Roofing Supply, Inc.(c)		4.1250	05/15/29	1,434,765

1,250,000	Ken Garff Automotive, LLC(c)		4.8750	09/15/28	1,177,181

250,000	Lithia Motors, Inc.(c)		3.8750	06/01/29	237,410

500,000	Lithia Motors, Inc.(c)		4.3750	01/15/31	483,505

1,800,000	Sonic Automotive, Inc.(c)		4.8750	11/15/31	1,598,761

					4,931,622

	SOFTWARE — 0.7%

1,000,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	919,910

	SPECIALTY FINANCE — 14.9%

500,000	AerCap Global Aviation Trust(b),(c)	ICE LIBOR USD 3 Month + 4.300%	6.5000	06/15/45	490,590

3,000,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,700,000

1,000,000	Alliance Data Systems Corporation(c)		7.0000	01/15/26	1,017,590

2,500,000	Burford Capital Global Finance, LLC(c)		6.2500	04/15/28	2,541,238

115,000	Freedom Mortgage Corporation(c)		8.1250	11/15/24	114,695

786,000	Freedom Mortgage Corporation(c)		8.2500	04/15/25	784,813

500,000	Freedom Mortgage Corporation(c)		7.6250	05/01/26	478,280

1,000,000	Freedom Mortgage Corporation(c)		6.6250	01/15/27	928,750

2,955,000	ILFC E-Capital Trust I(b),(c)	T30Y + 1.550%	4.0500	12/21/65	2,341,838

1,500,000	ILFC E-Capital Trust II(b),(c)	T30Y + 1.800%	4.3000	12/21/65	1,222,500

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 95.6% (Continued)

	SPECIALTY FINANCE — 14.9% (Continued)

750,000	Ladder Capital Finance Holdings LLLP(c)		4.2500	02/01/27	$720,284

1,700,000	LFS Topco, LLC(c)		5.8750	10/15/26	1,595,756

500,000	Nationstar Mortgage Holdings, Inc.(c)		6.0000	01/15/27	509,660

1,250,000	Nationstar Mortgage Holdings, Inc.(c)		5.5000	08/15/28	1,205,000

1,250,000	Nationstar Mortgage Holdings, Inc.(c)		5.7500	11/15/31	1,194,356

3,000,000	New Residential Investment Corporation(c)		6.2500	10/15/25	2,884,514

125,000	PHH Mortgage Corporation(c)		7.8750	03/15/26	117,018

					20,846,882

	STEEL — 3.1%

1,500,000	Allegheny Technologies, Inc.		5.1250	10/01/31	1,409,265

500,000	Commercial Metals Company		4.3750	03/15/32	465,353

2,509,000	TMS International Corporation(c)		6.2500	04/15/29	2,388,342

					4,262,960

	TECHNOLOGY HARDWARE — 1.7%

300,000	Ciena Corporation(c)		4.0000	01/31/30	289,187

1,000,000	CommScope, Inc.(c)		8.2500	03/01/27	975,154

750,000	CommScope, Inc.(c)		7.1250	07/01/28	675,844

500,000	TTM Technologies, Inc.(c)		4.0000	03/01/29	463,533

					2,403,718

	TECHNOLOGY SERVICES — 1.5%

260,000	Fair Isaac Corporation(c)		4.0000	06/15/28	252,179

1,250,000	HealthEquity, Inc.(c)		4.5000	10/01/29	1,185,937

500,000	MSCI, Inc.(c)		3.6250	11/01/31	471,408

250,000	MSCI, Inc.(c)		3.2500	08/15/33	225,589

					2,135,113

	TRANSPORTATION & LOGISTICS — 0.8%

1,250,000	First Student Bidco, Inc. / First Transit Parent, Inc.(c)		4.0000	07/31/29	1,167,481

	TRANSPORTATION EQUIPMENT — 0.4%

500,000	Trinity Industries, Inc.		4.5500	10/01/24	509,138

125,000	Wabash National Corporation(c)		4.5000	10/15/28	112,656

					621,794

	WHOLESALE - CONSUMER STAPLES — 1.3%

1,500,000	United Natural Foods, Inc.(c)		6.7500	10/15/28	1,528,019

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 95.6% (Continued)

	WHOLESALE - CONSUMER STAPLES — 1.3% (Continued)

295,000	US Foods, Inc.(c)	4.6250	06/01/30	$274,156

				1,802,175

	TOTAL CORPORATE BONDS (Cost $139,322,327)			133,534,831

Shares

	SHORT-TERM INVESTMENT — 0.8%

	MONEY MARKET FUND - 0.8%

1,090,562	Fidelity Government Portfolio, Class I, 0.12% (Cost $1,090,562)(d)			1,090,562

	TOTAL INVESTMENTS - 98.6% (Cost $143,446,090)			$137,691,713

	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%			1,946,467

	NET ASSETS - 100.0%			$139,638,180

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month

(a)	Percentage rounds to less than 0.1%.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2022.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is 111,177,201 or 79.5% of net assets.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 94.9%

	ADVERTISING & MARKETING - 0.3%

26,000	Tremor International Ltd. - ADR(a)	$395,460

	AEROSPACE & DEFENSE - 3.4%

18,001	Elbit Systems Ltd.	3,968,320

50,000	RADA Electronic Industries Ltd.(a)	696,500

		4,664,820

	APPAREL & TEXTILE PRODUCTS - 3.7%

24,063	Delta Galil Industries Ltd.	1,648,388

21,392	Fox Wizel Ltd.	3,436,288

		5,084,676

	BANKING – 16.0%

110,000	Bank Hapoalim BM - ADR	5,418,600

549,000	Bank Leumi Le-Israel BM	5,942,296

63,300	First International Bank Of Israel Ltd.	2,739,410

602,000	Israel Discount Bank Ltd., Class A	3,765,448

105,000	Mizrahi Tefahot Bank Ltd.	4,119,583

		21,985,337

	BIOTECH & PHARMA - 0.8%

490,000	Enlight Renewable Energy Ltd.(a)	1,154,251

	CHEMICALS - 3.4%

382,902	ICL Group Ltd.	4,621,627

	CONSTRUCTION MATERIALS - 0.7%

213,000	Inrom Construction Industries Ltd.	994,547

	E-COMMERCE DISCRETIONARY - 0.8%

31,100	Global-e Online Ltd.(a)	1,050,558

	ELECTRIC UTILITIES - 2.0%

33,700	Ormat Technologies, Inc.	2,757,700

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 94.9% (Continued)

	FOOD - 1.1%

50,500	Strauss Group Ltd.	$1,508,464

	HEALTH CARE FACILITIES & SERVICES - 2.8%

12,769	Danel Adir Yeoshua Ltd.	2,359,650

1,575,013	Novolog Ltd.	1,529,556

		3,889,206

	HOME & OFFICE PRODUCTS - 1.7%

116,585	Maytronics Ltd.	2,286,324

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%

503,685	Tel Aviv Stock Exchange Ltd.	2,588,585

	INSURANCE - 5.4%

184,000	Harel Insurance Investments & Financial Services	2,254,520

1,230,000	Migdal Insurance & Financial Holdings Ltd.	2,203,601

220,400	Phoenix Holdings Ltd.	2,904,271

		7,362,392

	LEISURE FACILITIES & SERVICES - 2.0%

18,800	Fattal Holdings 1998 Ltd.(a)	2,704,735

	MEDICAL EQUIPMENT & DEVICES - 0.8%

16,600	Inmode Ltd.(a)	612,706

5,700	Novocure Ltd.(a)	472,245

		1,084,951

	OIL & GAS PRODUCERS - 6.1%

62,968	Energean plc(a)	985,142

80,000	Energean plc(a)	1,240,951

5,600	Israel Corp Ltd. (The)(a)	3,266,536

2,000,000	Oil Refineries Ltd.(a)	799,097

7,000	Paz Oil Company Ltd.(a)	1,028,579

1,425,000	Ratio Oil Exploration 1992, L.P.(a)	1,004,748

		8,325,053

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 93.9% (Continued)

	REAL ESTATE INVESTMENT TRUSTS - 1.4%

284,000	Reit 1 Ltd.	$1,929,466

	REAL ESTATE OWNERS & DEVELOPERS - 12.4%

125,000	Alony Hetz Properties & Investments Ltd.	2,081,179

212,000	Amot Investments Ltd.	1,595,763

31,000	Azrieli Group Ltd.	2,737,551

160,000	Bayside Land Corporation	1,887,750

40,000	Elco Ltd.	3,422,018

175,000	Gazit-Globe Ltd.	1,595,296

16,380	Melisron Ltd.(a)	1,369,965

593,430	Mivne Real Estate KD Ltd.	2,324,551

		17,014,073

	RENEWABLE ENERGY - 1.6%

296,360	Energix-Renewable Energies Ltd.	1,137,666

3,100	SolarEdge Technologies, Inc.(a)	999,347

		2,137,013

	RETAIL - CONSUMER STAPLES - 2.8%

18,700	Rami Levy Chain Stores Hashikma Marketing 2006	1,494,312

210,000	Shufersal Ltd.	1,905,801

27,315	Victory Supermarket Chain Ltd.	503,227

		3,903,340

	SEMICONDUCTORS - 5.7%

39,000	Nova Measuring Instruments Ltd.(a)	4,246,320

74,423	Tower Semiconductor Ltd.(a)	3,602,073

		7,848,393

	SOFTWARE - 11.5%

14,700	CyberArk Software Ltd.(a)	2,480,626

33,435	Hilan Ltd.	2,073,513

25,300	Nice Ltd. - ADR(a)	5,540,700

60,000	One Software Technologies Ltd.	1,044,467

45,300	Sapiens International Corp N.V.	1,150,167

46,500	Varonis Systems, Inc.(a)	2,210,610

25,500	Verint Systems, Inc.(a)	1,318,350

		15,818,433

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 94.9% (Continued)

	TECHNOLOGY HARDWARE - 2.0%

22,800	AudioCodes Ltd.	$582,540

25,800	Kornit Digital Ltd.(a)	2,133,402

		2,715,942

	TECHNOLOGY SERVICES - 2.2%

86,783	Magic Software Enterprises Ltd.	1,495,272

56,210	Matrix IT Ltd.	1,470,820

		2,966,092

	WHOLESALE - DISCRETIONARY - 2.4%

20,300	Tadiran Holdings Ltd.	3,309,223

	TOTAL COMMON STOCKS (Cost $63,824,250)	130,100,661

	SHORT-TERM INVESTMENTS — 5.5%

	MONEY MARKET FUNDS - 5.5%

7,477,469	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $7,477,469)(b)	7,477,469

	TOTAL INVESTMENTS – 100.4% (Cost $71,301,719)	$137,578,130

	OTHER ASSETS IN EXCESS OF LIABILITIES-(0.4)%	(554,176)

	NET ASSETS - 100.0%	$137,023,954

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

USB	US Bank

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

MARCH 31, 2022

Diversification of Assets

Country	% of Net Assets

Israel	86.8%

United States	5.3%

United Kingdom	1.6%

Cayman Islands	0.9%

Jersey	0.3%

Total	94.9%

Money Market Funds	5.5%

Other Assets Less Liabilities - Net	(0.4)%

Grand Total	100.0%

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	CLOSED END FUND — 4.9%

	COMMODITY - 4.9%

430,000	Sprott Physical Silver Trust (Cost $4,013,532)(a)	$3,771,100

	COMMON STOCKS — 43.4%

	CHEMICALS - 2.8%

2,884	CF Industries Holdings, Inc.	297,224

1,837	Chemours Company (The)	57,829

1,605	FMC Corporation	211,170

3,251	K+S A.G.(a)	98,728

3,969	Mosaic Company (The)	263,939

5,216	Nutrien Ltd.	542,411

682	OCI N.V.(a)	24,205

1,463	Sasol Ltd. - ADR(a)	35,375

3,679	Sociedad Quimica y Minera de Chile S.A. - ADR	314,923

5,409	Yara International ASA	271,619

		2,117,423

	DIVERSIFIED INDUSTRIALS - 0.0%(b)

638	Pentair PLC	34,586

	ELECTRIC UTILITIES - 0.1%

865	Neoen S.A.(a)	36,958

503	Ormat Technologies, Inc.	41,160

		78,118

	ELECTRICAL EQUIPMENT - 0.0%(b)

237	Watts Water Technologies, Inc., Class A	33,083

	FOOD - 1.0%

428	Bakkafrost P/F	28,835

1,762	Beyond Meat, Inc.(a)	85,122

8,982	BRF S.A. - ADR(a)	35,659

545	Cal-Maine Foods, Inc.	30,095

948	Darling Ingredients, Inc.(a)	76,200

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 43.4% (Continued)

	FOOD - 1.0% (Continued)

1,365	Ingredion, Inc.	$118,961

600	Morinaga Milk Industry Company Ltd.	25,779

3,566	Mowi ASA	96,423

4,700	Nippon Suisan Kaisha Ltd.	21,159

1,279	Pilgrim’s Pride Corporation(a)	32,103

554	Sanderson Farms, Inc.	103,869

4,300	Saputo, Inc.	101,841

		756,046

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%

600	Canfor Corporation(a)	12,363

3,200	Sumitomo Forestry Company Ltd.	56,994

		69,357

	GAS & WATER UTILITIES - 0.4%

403	American States Water Company	35,875

671	American Water Works Company, Inc.	111,072

437	California Water Service Group	25,905

5,672	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	55,756

539	Essential Utilities, Inc.	27,559

885	Pennon Group PLC	12,497

1,154	Severn Trent PLC	46,660

1,944	United Utilities Group PLC	28,716

		344,040

	HEALTH CARE FACILITIES & SERVICES - 0.4%

48,754	Brookdale Senior Living, Inc.(a)	343,716

	MACHINERY - 1.3%

1,078	AGCO Corporation	157,420

7,592	CNH Industrial N.V.	120,409

1,028	Deere & Company	427,094

291	Evoqua Water Technologies Corporation(a)	13,671

11,700	Kubota Corporation	221,360

700	Kurita Water Industries Ltd.	26,137

840	Weir Group PLC (The)	18,107

		984,198

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 43.4% (Continued)

	METALS & MINING - 6.8%

1,501	Agnico Eagle Mines Ltd.	$91,921

3,334	Agnico Eagle Mines Ltd.	204,024

8,525	Alamos Gold, Inc., Class A	71,781

1,047	Alcoa Corporation	94,261

2,553	Anglo American PLC	133,224

2,708	AngloGold Ashanti Ltd. - ADR	64,153

1,391	Antofagasta PLC	30,570

668	Arconic Corporation(a)	17,114

252	Aurubis A.G.	30,235

50,013	B2Gold Corporation	229,560

490	Barrick Gold Corporation	12,020

4,539	BHP Group Ltd. - ADR	350,638

2,352	Cameco Corporation	68,443

4,500	Capstone Copper Corporation(a)	25,448

3,247	Cia de Minas Buenaventura S.A.A - ADR(a)	32,697

964	Cleveland-Cliffs, Inc.(a)	31,050

413	Compass Minerals International, Inc.	25,932

4,400	Endeavour Mining PLC	109,137

180	Eramet S.A.(a)	29,791

1,100	ERO Copper Corporation(a)	16,110

6,434	First Majestic Silver Corporation	84,671

7,100	First Quantum Minerals Ltd.	245,790

542	Franco-Nevada Corporation	86,460

7,534	Freeport-McMoRan, Inc.	374,742

614	Gold Fields Ltd. - ADR	9,492

14,688	Hecla Mining Company	96,500

5,000	Hudbay Minerals, Inc.	39,273

12,800	Ivanhoe Mines Ltd.(a)	119,378

24,889	Kinross Gold Corporation	146,347

1,334	Lithium Americas Corporation(a)	51,346

3,123	Livent Corporation(a)	81,417

14,300	Lundin Mining Corporation	144,920

1,493	Newmont Corporation	118,619

9,396	Norsk Hydro ASA	91,911

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 43.4% (Continued)

	METALS & MINING - 6.8% (Continued)

4,291	Pan American Silver Corporation	$117,144

5,421	Rio Tinto PLC - ADR	435,848

730	Royal Gold, Inc.	103,134

1,686	Southern Copper Corporation	127,967

5,543	SSR Mining, Inc.	120,560

3,500	Sumitomo Metal Mining Company Ltd.	177,207

2,143	Teck Resources Ltd., Class B	86,528

3,323	Turquoise Hill Resources Ltd.(a)	99,823

17,096	Vale S.A. - ADR	341,749

3,501	Wheaton Precious Metals Corporation	166,578

8,737	Yamana Gold, Inc.	48,752

		5,184,265

	OIL & GAS PRODUCERS - 5.5%

5,196	Aker BP ASA	195,161

4,673	APA Corporation	193,135

8,400	ARC Resources Ltd.	112,474

4,770	Canadian Natural Resources Ltd.	295,645

9,200	Cenovus Energy, Inc.	153,357

1,701	CNX Resources Corporation(a)	35,245

3,626	ConocoPhillips	362,599

6,670	Coterra Energy, Inc.	179,890

24,600	Crescent Point Energy Corporation	178,271

475	Devon Energy Corporation	28,087

2,248	Diamondback Energy, Inc.	308,156

1,026	Ecopetrol S.A. - ADR	19,084

3,217	EOG Resources, Inc.	383,562

127	EQT Corporation	4,370

1,315	Hess Corporation	140,758

24,000	Inpex Corporation	283,919

1,380	Magnolia Oil & Gas Corporation	32,637

227	Marathon Oil Corporation	5,700

2,041	Occidental Petroleum Corporation	115,806

1,141	Ovintiv, Inc.	61,694

2,800	Parex Resources, Inc.(a)	57,446

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 43.4% (Continued)

	OIL & GAS PRODUCERS - 5.5% (Continued)

2,370	PDC Energy, Inc.	$172,252

3,018	Petroleo Brasileiro S.A. - ADR	44,666

927	Pioneer Natural Resources Company	231,778

2,695	Range Resources Corporation(a)	81,874

312	SM Energy Company	12,152

9,131	Southwestern Energy Company(a)	65,469

5,400	Tourmaline Oil Corporation	248,790

7,700	Vermilion Energy, Inc.	161,673

		4,165,650

	OIL & GAS SERVICES & EQUIPMENT - 1.1%

1,046	Baker Hughes Company	38,085

2,561	ChampionX Corporation(a)	62,693

6,953	Halliburton Company	263,310

3,172	Helmerich & Payne, Inc.	135,698

2,874	NOV, Inc.	56,359

3,391	Patterson-UTI Energy, Inc.	52,493

4,683	Schlumberger N.V.	193,455

733	TechnipFMC PLC(a)	4,775

		806,868

	REAL ESTATE INVESTMENT TRUSTS - 21.2%

10,000	Alexander & Baldwin, Inc.	231,900

12,000	American Assets Trust, Inc.	454,680

11,500	American Campus Communities, Inc.	643,655

17,000	American Homes 4 Rent, Class A	680,510

2,000	American Tower Corporation	502,440

15,000	Americold Realty Trust	418,200

22,000	Armada Hoffler Properties, Inc.	321,200

4,000	AvalonBay Communities, Inc.	993,480

3,500	Camden Property Trust	581,700

10,000	Cousins Properties, Inc.	402,900

6,600	Crown Castle International Corporation	1,218,360

5,000	CTO Realty Growth, Inc.	331,600

1,200	Equinix, Inc.	889,944

900	Essex Property Trust, Inc.	310,932

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 43.4% (Continued)

	REAL ESTATE INVESTMENT TRUSTS - 21.2% (Continued)

15,000	InvenTrust Properties Corporation	$461,700

17,000	Invitation Homes, Inc.	683,060

3,800	Life Storage, Inc.	533,634

16,000	Plymouth Industrial REIT, Inc.	433,600

2,332	PotlatchDeltic Corporation	122,966

8,200	Prologis, Inc.	1,324,136

1,700	Public Storage	663,476

2,865	Rayonier, Inc.	117,809

23,000	Sabra Health Care REIT, Inc.	342,470

2,800	SBA Communications Corporation	963,480

25,000	SITE Centers Corporation	417,750

2,300	Sun Communities, Inc.	403,167

12,600	Ventas, Inc.	778,176

8,500	Welltower, Inc.	817,190

4,332	Weyerhaeuser Company	164,183

		16,208,298

	RENEWABLE ENERGY - 0.9%

3,523	Array Technologies, Inc.(a)	39,704

975	Atlantica Sustainable Infrastructure PLC	34,193

6,515	Ballard Power Systems, Inc.(a)	75,835

3,048	Daqo New Energy Corporation - ADR(a)	125,943

501	Enphase Energy, Inc.(a)	101,092

438	First Solar, Inc.(a)	36,678

1,733	Green Plains, Inc.(a)	53,740

1,754	Plug Power, Inc.(a)	50,182

1,877	Renewable Energy Group, Inc.(a)	113,840

183	SolarEdge Technologies, Inc.(a)	58,994

		690,201

	STEEL - 1.2%

1,575	ArcelorMittal S.A. - ADR	50,416

21,328	Cia Siderurgica Nacional S.A. - ADR	115,598

15,931	Gerdau S.A. - ADR	102,436

2,300	Hitachi Metals Ltd.(a)	38,565

3,900	JFE Holdings, Inc.	55,204

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Shares		Fair Value

	COMMON STOCKS — 43.4% (Continued)

	STEEL - 1.2% (Continued)

6,400	Nippon Steel Corporation	$114,146

262	Reliance Steel & Aluminum Company	48,038

346	Steel Dynamics, Inc.	28,867

2,000	Stelco Holdings, Inc.	83,170

2,884	Ternium S.A. - ADR	131,654

3,434	United States Steel Corporation	129,598

		897,692

	TELECOMMUNICATIONS - 0.3%

7,020	Switch, Inc., Class A	216,356

	TRANSPORTATION EQUIPMENT - 0.0%(b)

1,518	Iveco Group N.V.(a)	9,995

	WHOLESALE - CONSUMER STAPLES - 0.3%

1,862	Bunge Ltd.	206,328

	TOTAL COMMON STOCKS (Cost $25,764,528)	33,146,220

	EXCHANGE-TRADED FUND — 2.0%

	SPECIALTY - 2.0%

76,000	Invesco DB US Dollar Index Bearish Fund (Cost $1,601,118)(a)	1,492,640

	PRECIOUS METALS - PHYSICAL HOLDING — 15.6%

	PRECIOUS METAL - 15.6%

6,143	GOLD BARS (Cost $7,240,876)(a)	11,900,314

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 26.5%

	U.S. TREASURY INFLATION PROTECTED — 26.5%

2,430,000	United States Treasury Inflation Indexed Bonds	0.6250	01/15/24	$3,082,541

700,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	1,161,011

645,000	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	1,025,886

1,485,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	2,407,141

1,495,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,828,042

1,250,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	1,925,870

1,800,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	2,219,649

1,200,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,919,636

2,160,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,485,740

880,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	1,616,336

485,000	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	546,706

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,829,368)			20,218,558

Shares

	SHORT-TERM INVESTMENT — 6.7%

	MONEY MARKET FUND - 6.7%

5,157,393	Fidelity Government Portfolio, Class I, 0.12% (Cost $5,157,393)(c)			5,157,393

	TOTAL INVESTMENTS - 99.1% (Cost $63,606,815)			$75,686,225

	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			722,323

	NET ASSETS - 100.0%			$76,408,549

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 56.4%

	EQUITY - 56.4%

124,106	Timothy Plan High Dividend Stock Enhanced ETF(a)	$3,395,342

307,856	Timothy Plan International ETF(a)	8,286,591

267,039	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	6,833,394

103,323	Timothy Plan US Small Cap Core ETF(a)	3,406,838

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,088,547)	21,922,165

	OPEN END FUNDS — 40.4%

	EQUITY - 7.9%

263,147	Timothy Plan International Fund, Class A(a)	3,081,452

	FIXED INCOME - 23.4%

687,131	Timothy Plan Fixed Income Fund, Class A(a)	6,727,017

252,133	Timothy Plan High Yield Bond Fund, Class A(a)	2,339,798

		9,066,815

	MIXED ALLOCATION - 9.1%

238,420	Timothy Plan Defensive Strategies Fund, Class A(a)	3,538,152

	TOTAL OPEN END FUNDS (Cost $15,226,066)	15,686,419

	SHORT-TERM INVESTMENTS — 3.2%

	MONEY MARKET FUNDS - 3.2%

1,223,258	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $1,223,258)(b)	1,223,258

	TOTAL INVESTMENTS - 100.0% (Cost $36,537,871)	$38,831,842

	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(4,582)

	NET ASSETS - 100.0%	$38,827,260

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 38.9%

	EQUITY - 38.9%

83,660	Timothy Plan High Dividend Stock Enhanced ETF (a)	$2,288,804

227,844	Timothy Plan International ETF(a)	6,132,900

291,386	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	7,456,422

102,305	Timothy Plan US Small Cap Core ETF(a)	3,373,272

		19,251,398

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,654,958)	19,251,398

	OPEN END FUNDS — 57.1%

	EQUITY - 5.4%

230,267	Timothy Plan International Fund, Class A(a)	2,696,424

	FIXED INCOME - 44.6%

1,923,980	Timothy Plan Fixed Income Fund, Class A(a)	18,835,766

347,722	Timothy Plan High Yield Bond Fund, Class A(a)	3,226,858

		22,062,624

	MIXED ALLOCATION - 7.1%

236,102	Timothy Plan Defensive Strategies Fund, Class A(a)	3,503,758

	TOTAL OPEN END FUNDS (Cost $28,318,537)	28,262,806

	SHORT-TERM INVESTMENT — 4.0%

	MONEY MARKET FUND - 4.0%

1,980,436	Fidelity Government Portfolio, Class I, 0.12% (Cost $1,980,436)(b)	1,980,436

	TOTAL INVESTMENTS - 100.0% (Cost $47,953,931)	$49,494,640

	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%	11,034

	NET ASSETS - 100.0%	$49,505,674

ETF	- Exchange-Traded Fund

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 62.7%

	EQUITY - 62.7%

295,000	Timothy Plan High Dividend Stock Enhanced ETF(a)	$8,070,728

140,000	Timothy Plan High Dividend Stock ETF (a)	4,622,800

		12,693,528

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,895,106)	12,693,528

Principal Amount ($)		Coupon Rate (%)	Maturity

	CORPORATE BONDS — 6.6%

	CHEMICALS — 0.7%

59,000	LYB International Finance BV	4.0000	07/15/23	59,958

85,000	Nutrien Ltd.	4.0000	12/15/26	87,684

				147,642

	ELECTRIC UTILITIES — 0.9%

110,000	American Electric Power Company, Inc.	3.2000	11/13/27	109,127

45,000	National Rural Utilities Cooperative Finance Corporation	2.9500	02/07/24	45,208

22,000	WEC Energy Group, Inc.	3.5500	06/15/25	22,071

				176,406

	ELECTRICAL EQUIPMENT — 0.3%

60,000	ABB Finance USA, Inc.	2.8750	05/08/22	60,024

	GAS & WATER UTILITIES — 0.5%

110,000	NiSource, Inc.	3.4900	05/15/27	109,815

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%

55,000	CBOE Global Markets, Inc.	3.6500	01/12/27	56,049

	MACHINERY — 0.2%

35,000	Eaton Corporation	2.7500	11/02/22	35,191

	OIL & GAS PRODUCERS — 1.5%

85,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	87,784

115,000	Phillips 66 Partners, L.P.	3.6050	02/15/25	116,059

110,000	Sunoco Logistics Partners Operations, L.P.	4.2500	04/01/24	112,211

				316,054

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 6.6% (Continued)

	REAL ESTATE INVESTMENT TRUSTS — 1.0%

75,000	Digital Realty Trust, L.P.	3.7000	08/15/27	$75,572

120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	119,848

				195,420

	RETAIL - CONSUMER STAPLES — 0.4%

80,000	Dollar General Corporation	4.1250	05/01/28	82,564

	TRANSPORTATION & LOGISTICS — 0.8%

55,000	Canadian Pacific Railway Company	2.9000	02/01/25	54,808

110,000	CSX Corporation	3.2500	06/01/27	111,055

				165,863

	TOTAL CORPORATE BONDS (Cost $1,358,368)			1,345,028

	NON U.S. GOVERNMENT & AGENCIES — 1.0%

	GOVERNMENT GUARANTEED — 0.2%

45,000	Kreditanstalt fuer Wiederaufbau	2.1250	06/15/22	45,119

	LOCAL AUTHORITY — 0.6%

120,000	Province of Ontario Canada	2.5000	04/27/26	119,311

	SUPRANATIONAL — 0.2%

45,000	European Investment Bank	2.3750	06/15/22	45,141

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $211,087)			209,571

	U.S. GOVERNMENT & AGENCIES — 27.2%

	AGENCY FIXED RATE — 8.8%

62,592	Fannie Mae Pool FM5537	2.0000	01/01/36	60,874

44,735	Fannie Mae Pool MA4316	2.5000	04/01/36	44,382

21,736	Fannie Mae Pool MA4329	2.0000	05/01/36	21,138

68,637	Fannie Mae Pool MA4333	2.0000	05/01/41	64,450

24,334	Fannie Mae Pool MA4475	2.5000	10/01/41	23,554

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 27.2% (Continued)

	AGENCY FIXED RATE — 8.8% (Continued)

70,000	Fannie Mae Pool MA4617	3.0000	04/01/42	$69,558

58,295	Fannie Mae Pool FM4053	2.5000	08/01/50	55,767

61,030	Fannie Mae Pool CA8897	3.0000	02/01/51	60,010

9,480	Fannie Mae Pool MA4258	3.5000	02/01/51	9,523

23,221	Fannie Mae Pool FM6550	2.0000	03/01/51	21,635

47,880	Fannie Mae Pool CB0855	3.0000	06/01/51	47,030

3,665	Ginnie Mae I Pool 723248	5.0000	10/15/39	4,026

54,969	Ginnie Mae II Pool MA3376	3.5000	01/20/46	56,196

41,188	Ginnie Mae II Pool MA3596	3.0000	04/20/46	41,071

35,662	Ginnie Mae II Pool MA3663	3.5000	05/20/46	36,362

46,386	Ginnie Mae II Pool MA3736	3.5000	06/20/46	47,255

15,632	Ginnie Mae II Pool MA4509	3.0000	06/20/47	15,587

44,456	Ginnie Mae II Pool MA4652	3.5000	08/20/47	45,131

42,308	Ginnie Mae II Pool MA4719	3.5000	09/20/47	43,100

32,632	Ginnie Mae II Pool MA6092	4.5000	08/20/49	33,922

25,714	Ginnie Mae II Pool MA6156	4.5000	09/20/49	26,672

51,563	Ginnie Mae II Pool BN2662	3.0000	10/20/49	51,163

27,351	Ginnie Mae II Pool MA6221	4.5000	10/20/49	28,376

25,494	Ginnie Mae II Pool MA6478	5.0000	02/20/50	27,068

29,469	Ginnie Mae II Pool MA6544	4.5000	03/20/50	30,543

19,612	Ginnie Mae II Pool MA6545	5.0000	03/20/50	20,736

28,394	Ginnie Mae II Pool MA6600	3.5000	04/20/50	28,664

26,206	Ginnie Mae II Pool MA6601	4.0000	04/20/50	26,913

34,369	Ginnie Mae II Pool MA6603	5.0000	04/20/50	36,290

57,506	Ginnie Mae II Pool MA7255	2.5000	03/20/51	55,911

45,663	Ginnie Mae II Pool MA7418	2.5000	06/20/51	44,396

71,410	Ginnie Mae II Pool MA7419	3.0000	06/20/51	70,883

61,403	Ginnie Mae II Pool MA7472	2.5000	07/20/51	59,700

73,380	Ginnie Mae II Pool CE1974	3.0000	08/20/51	73,526

84,127	Ginnie Mae II Pool CE1990	2.5000	09/20/51	81,453

78,587	Ginnie Mae II Pool MA7705	2.5000	11/20/51	76,407

83,659	Ginnie Mae II Pool MA7768	3.0000	12/20/51	82,901

64,643	Ginnie Mae II Pool MA7829	3.5000	01/20/52	65,183

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 27.2% (Continued)

	AGENCY FIXED RATE — 8.8% (Continued)

85,000	Ginnie Mae II Pool MA7939	4.0000	03/20/52	$86,931

				1,774,287

	U.S. TREASURY NOTES —12.9%

630,000	United States Treasury Note	0.6250	07/31/26	582,110

620,000	United States Treasury Note	1.2500	09/30/28	575,995

985,000	United States Treasury Note	1.2500	08/15/31	895,888

335,000	United States Treasury Note	1.7500	08/15/41	290,665

290,000	United States Treasury Note	2.0000	08/15/51	261,498

				2,606,156

	U.S. TREASURY NOTES — 5.5%

554,870	United States Treasury Note	2.2500	11/15/24	551,857

580,000	United States Treasury Note	2.0000	08/15/25	570,394

				1,122,251

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,802,690)			5,502,694

Shares

	SHORT-TERM INVESTMENT — 0.4%

	MONEY MARKET FUND - 0.4%

82,999	Fidelity Government Portfolio, Class I, 0.12% (Cost $82,999)(b)	82,999

	TOTAL INVESTMENTS - 97.9% (Cost $18,350,250)	$19,833,820

	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%	420,308

	NET ASSETS - 100.0%	$20,254,128

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Affiliated Company –The Fund holds in excess of 5% of outstanding voting securities of the Timothy Plan High Dividend Stock Enhanced ETF.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Assets and Liabilities (Unaudited)

 March 31, 2022

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
ASSETS:
Investments, at cost	$35,976,513	$109,315,664	$79,993,877	$136,511,006	$160,448,074	$136,524,935
Investments in affiliates, at cost	-	-	23,553,050	14,834,080	54,728,199	-

Investments, at value	$46,279,841	$136,994,253	$119,035,556	$144,838,887	$218,744,733	$130,392,479
Investments in affiliates, at value	-	-	26,200,101	19,124,166	63,697,915	-
Cash	-	-	97	-	263	-
Dividends and interest receivable	21,854	307,723	57,433	116,519	33,358	582,394
Receivable for fund shares sold	14,424	294,411	394,761	108,653	169,900	625,687
Receivable for securities sold	-	-	-	986,166	-	-
Due from Advisor	-	-	-	-	-	-
Deposit with broker	-	-	-	-	-	-
Receivable for foreign tax reclaims	-	259,825	-	-	-	-
Prepaid expenses and other assets	21,208	41,160	23,929	28,147	53,159	47,580

Total Assets	46,337,327	137,897,372	145,711,877	165,202,538	282,699,328	131,648,140

LIABILITIES:
Payable for securities purchased	-	-	-	1,244,555	-	-
Payable for fund shares redeemed	69,288	119,040	44,532	218,328	261,331	99,519
Payable to service providers	91,697	108,225	18,152	151,269	157,252	1,133
Accrued advisory fees	28,854	107,191	77,087	100,795	142,512	44,235
Accrued 12b-1 fees	9,676	13,136	29,581	27,741	48,797	27,414
Accrued expenses and other liabilities	26,515	141,171	103,078	153,333	110,104	12,302

Total Liabilities	226,030	488,763	272,430	1,896,021	719,996	184,603

Net Assets	$46,111,297	$137,408,609	$145,439,447	$163,306,517	$281,979,332	$131,463,537

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$35,301,002	$112,523,397	$96,997,030	$141,496,172	$198,892,806	$138,595,749
Accumulated earnings (deficit)	10,810,295	24,885,212	48,442,417	21,810,345	83,086,526	(7,132,212)

Net Assets	$46,111,297	$137,408,609	$145,439,447	$163,306,517	$281,979,332	$131,463,537

Class A
Net Assets	$36,006,736	$55,965,937	$101,120,128	$101,838,918	$174,819,620	$89,304,301
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,341,439	4,781,330	8,366,355	5,323,198	7,700,917	9,121,321
Net Asset Value, offering price and redemption price per share	$10.78	$11.71	$12.09	$19.13	$22.70	$9.79

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$11.41	$12.39	$12.79	$20.24	$24.02	$10.25	*

Class C
Net Assets	$2,876,231	$2,028,605	$11,022,188	$7,306,594	$16,910,604	$10,436,006
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	351,910	180,035	1,200,312	604,305	1,018,401	1,110,398
Net Asset Value, offering price and redemption price per share	$8.17	$11.27	$9.18	$12.09	$16.61	$9.40

Minimum Redemption Price Per Share (NAV * 0.99)	$8.09	$11.16	$9.09	$11.97	$16.44	$9.31

Class I
Net Assets	$7,228,330	$79,414,067	$33,297,131	$54,161,005	$90,249,108	$31,723,230
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	652,261	6,765,680	2,679,709	2,783,535	3,925,994	3,270,452
Net Asset Value, offering price and redemption price per share	$11.08	$11.74	$12.43	$19.46	$22.99	$9.70

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Assets and Liabilities (Unaudited)(Continued)

 March 31, 2022

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
ASSETS:
Investments, at cost	$143,446,090		$71,301,719	$56,365,939	$1,223,258	$1,980,436	$7,951,549
Investments in affiliates, at cost	-		-	-	35,314,613	45,973,495	10,398,701

Investments, at value	$137,691,713		$137,578,130	$63,785,911	$1,223,258	$1,980,436	$7,966,092
Investments in affiliates, at value	-		-	-	37,608,584	47,514,204	11,867,728
Gold Investments, at fair value (Cost $7,240,876)	-		-	11,900,314	-	-	-
Cash	-		173	55	-	-	-
Foreign Cash
Canadian Dollar (CAD)(Cost $3,768)	-		-	3,763	-	-	-
Euro (EUR)(Cost $78)	-		-	79	-	-	-
Great British Pound (GBP)(Cost $122)	-		-	119	-	-	-
Japanese Yen (JPY)(Cost $10,185)	-		-	10,280	-	-	-
Israel Shekel (ILS)(Cost $37,850)	-		37,211	-	-	-	-
Dividends and interest receivable	2,247,671		203,306	136,834	35	54	32,759
Receivable for fund shares sold	240,365		219,485	507,302	1,690	28,156	403,667
Receivable for securities sold	-		420,772	750,311	-	-	-
Receivable for foreign tax reclaims	-		-	3,050	-	-	-
Prepaid expenses and other assets	133,556		120,336	27,876	12,577	21,639	16,508

Total Assets	140,313,305		138,579,413	77,125,894	38,846,144	49,544,489	20,286,754

LIABILITIES:
Payable for securities purchased	235,625		1,260,356	368,198	-	-	-
Payable for fund shares redeemed	324,253		150,402	202,225	98	5,318	3,959
Payable to service providers	1,978		2,829	4,056	686	1,023	13,904
Accrued advisory fees	60,039		112,578	34,606	15,425	23,330	4,209
Accrued 12b-1 fees	19,671		25,344	11,107	1,454	2,904	5,052
Accrued expenses and other liabilities	33,559		3,950	97,153	1,221	6,240	5,502

Total Liabilities	675,125		1,555,459	717,345	18,884	38,815	32,626

Net Assets	$139,638,180		$137,023,954	$76,408,549	$38,827,260	$49,505,674	$20,254,128

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$145,017,509		$75,403,595	$62,338,488	$34,123,695	$45,715,219	$17,682,432
Accumulated earnings (deficit)	(5,379,329)		61,620,359	14,070,061	4,703,565	3,790,455	2,571,696

Net Assets	$139,638,180		$137,023,954	$76,408,549	$38,827,260	$49,505,674	$20,254,128

Class A
Net Assets	$79,129,986		$66,975,041	$49,039,211	$35,688,611	$44,420,243	$15,523,676
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,531,355		2,454,873	3,304,623	3,447,715	4,045,438	1,256,474
Net Asset Value, offering price and redemption price per share	$9.28		$27.28	$14.84	$10.35	$10.98	$12.35

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.72	*	$28.87	$15.70	$10.95	$11.62	$13.07

Class C
Net Assets	$3,156,191		$13,909,815	$4,878,214	$3,138,649	$5,085,431	$2,324,068
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	334,556		542,608	348,531	351,441	528,809	195,704
Net Asset Value, offering price and redemption price per share	$9.43		$25.64	$14.00	$8.93	$9.62	$11.88

Minimum Redemption Price Per Share (NAV * 0.99)	$9.34		$25.38	$13.86	$8.84	$9.52	$11.76

Class I
Net Assets	$57,352,003		$56,139,098	$22,491,124	$-	$-	$2,406,384
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,181,101		2,034,602	1,514,035	-	-	193,359
Net Asset Value, offering price and redemption price per share	$9.28		$27.59	$14.86	$-	$-	$12.45

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Operations

 For the Six Months Ended March 31, 2022 (Unaudited)

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$319	$494	$516	$112	$595	$982,916
Dividend Income	125,369	1,199,276	471,528	1,553,155	1,520,192	-
Dividend income from affiliated investments	-	-	104,603	101,735	439,936	-
Foreign tax withheld	-	(144,254)	(3,260)	-	(2,041)	-

Total Investment Income	125,688	1,055,516	573,387	1,655,002	1,958,682	982,916

Operating Expenses:
Investment advisory fees	217,980	686,586	604,850	732,923	1,161,799	377,054
12b-1 Fees:
Class A	46,356	73,991	127,051	134,375	214,499	116,674
Class C	14,542	11,078	57,670	37,845	82,238	55,052
Administration fees	127,400	218,400	117,208	273,000	338,702	22,682
Registration fees	23,660	23,660	33,124	63,700	29,848	41,860
Printing expenses	16,380	32,760	118,300	182,000	154,700	10,920
Non 12b-1 shareholder service fees	14,560	182,000	26,936	18,928	58,604	40,820
Audit fees	6,916	6,916	6,188	6,370	6,552	4,616
Custody fees	9,414	8,372	11,830	8,918	10,374	8,256
Compliance officer fees	2,912	5,642	7,098	5,096	9,646	5,344
Trustees’ fees	910	364	364	182	364	2,912
Insurance expenses	1,274	3,822	5,096	5,824	10,920	4,914
Miscellaneous expenses	4,368	182	4,368	182	182	181

Total Operating Expenses	486,672	1,253,773	1,120,083	1,469,343	2,078,428	691,285
Less: Expenses waived by Advisor for Affiliated Holdings	-	-	(104,639)	(76,906)	(248,591)	-
Less: Expenses waived by Advisor	(25,645)	(34,329)	(35,579)	(43,113)	(68,341)	(125,685)

Net Operating Expenses	461,027	1,219,444	979,865	1,349,324	1,761,496	565,600

Net Investment Income (Loss)	(335,339)	(163,928)	(406,478)	305,678	197,186	417,316

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,954,126	(1,864,945)	3,000,916	11,331,569	8,694,767	467,442
foreign currency transactions	-	201	77	-	-	-
and affiliated investments	-	-	4,843,924	-	7,970,147	-
Net change in unrealized appreciation (depreciation) on investments	(4,913,939)	(10,051,713)	(1,696,443)	(14,213,703)	7,336,462	(8,219,635)
affiliated investments	-	-	(3,747,198)	(49,822)	(3,185,628)	-
and foreign currency translations	-	30	12	-	-	-

Net Realized and Unrealized Gain (Loss) on Investments	(2,959,813)	(11,916,427)	2,401,288	(2,931,956)	20,815,748	(7,752,193)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(3,295,152)	$(12,080,355)	$1,994,810	$(2,626,278)	$21,012,934	$(7,334,877)

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Operations (Continued)

 For the Six Months Ended March 31, 2022 (Unaudited)

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
Investment Income:
Interest income	$3,846,064	$469	$410,824	$86	$139	$56,066
Dividend Income	11,767	1,368,218	446,951	-	-	-
Dividend income from affiliated investments	-	-	-	296,048	342,922	134,945
Foreign tax withheld	-	(338,332)	(13,184)	-	-	-

Total Investment Income	3,857,831	1,030,355	844,591	296,134	343,061	191,011

Operating Expenses:
Investment advisory fees	438,571	649,177	197,639	129,185	166,974	82,757
12b-1 fees:
Class A	99,062	80,622	56,137	-	-	18,553
Class C	15,425	67,507	18,330	11,536	20,302	10,565
Administration fees	33,800	40,950	58,392	29,390	13,650	37,310
Non 12b-1 shareholder service fees	63,336	181	77,350	6,552	14,196	5,460
Printing expenses	42,588	7,280	36,248	182	2,366	182
Registration fees	27,664	45,500	17,836	12,310	22,204	13,104
Custody fees	12,740	40,768	25,125	910	3,094	2,011
Audit fees	6,734	6,916	6,552	6,370	5,642	7,098
Compliance officer fees	8,008	3,822	2,184	1,934	2,366	910
Trustees’ fees	3,094	182	182	182	1,274	182
Miscellaneous expenses	2,002	1,274	182	228	910	1,638
Insurance expenses	4,004	2,912	1,456	1,456	2,184	182

Total Operating Expenses	757,028	947,091	497,613	200,235	255,162	179,952
Less: Expenses waived by Advisor for Affiliated Holdings	-	-	-	-	-	(43,800)
Less: Expenses waived by Advisor	(54,638)	-	(16,470)	-	-	(14,604)

Net Operating Expenses	702,390	947,091	481,143	200,235	255,162	121,548

Net Investment Income	3,155,441	83,264	363,448	95,899	87,899	69,463

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	596,390	(1,263,942)	2,159,646	-	-	(7,176)
foreign currency transactions	-	(3,479)	2,766	-	-	-
and affiliated investments	-	-	-	2,360,255	2,255,729	1,130,502
Net change in unrealized appreciation (depreciation) on investments	(10,086,905)	13,236,707	2,994,730	-	-	(440,910)
affiliated investments	-	-	-	(2,691,786)	(3,380,628)	329,395
alternative investments	-	-	1,103,610	-	-	-
and foreign currency translations	-	(117)	85	-	-	-

Net Realized and Unrealized Gain (Loss) on Investments	(9,490,515)	11,969,169	6,260,837	(331,531)	(1,124,899)	1,011,811

Net Increase (Decrease) in Net Assets Resulting From Operations	$(6,335,074)	$12,052,433	$6,624,285	$(235,632)	$(1,037,000)	$1,081,274

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund

	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(335,339)	$(549,424)	$(163,928)	$376,485	$(406,478)	$(732,152)
Net realized gain (loss) from investments and foreign currency transactions	1,954,126	4,965,183	(1,864,744)	3,800,568	7,844,917	9,497,692
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(4,913,939)	7,354,050	(10,051,683)	21,845,405	(5,443,629)	22,105,166

Net increase (decrease) in net assets resulting from operations	(3,295,152)	11,770,571	(12,080,355)	26,022,458	1,994,810	30,870,706

Distributions to Shareholders:
Total distributions paid
Class A	(3,166,814)	(1,759,027)	(270,830)	-	(6,125,931)	(1,333,781)
Class C	(319,674)	(179,742)	-	-	(919,025)	(201,076)
Class I	(1,078,951)	(311,960)	(517,840)	-	(1,710,601)	(437,156)

Total dividends and distributions to shareholders	(4,565,439)	(2,250,729)	(788,670)	-	(8,755,557)	(1,972,013)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,360,374	10,261,986	6,284,622	15,219,293	12,185,801	19,629,181
Class C	351,035	822,801	214,815	399,937	1,234,737	2,201,953
Class I	3,237,414	11,257,925	20,276,153	43,620,770	17,928,365	15,853,873
Reinvestment of dividends and distributions
Class A	3,076,343	1,710,650	237,790	-	5,942,044	1,294,897
Class C	314,956	177,642	-	-	893,579	196,543
Class I	1,017,533	292,104	347,901	-	1,548,553	406,909
Cost of shares redeemed
Class A	(3,929,961)	(11,786,611)	(6,372,503)	(16,161,405)	(8,938,095)	(16,164,437)
Class C	(156,488)	(891,732)	(327,122)	(746,545)	(1,148,161)	(2,014,066)
Class I	(7,196,963)	(4,771,795)	(6,897,559)	(19,797,614)	(11,888,849)	(14,322,410)

Net increase in net assets from share transactions of beneficial interest	1,074,243	7,072,970	13,764,097	22,534,436	17,757,974	7,082,443

Total Increase (Decrease) in Net Assets	(6,786,348)	16,592,812	895,072	48,556,894	10,997,227	35,981,136

Net Assets:
Beginning of period	52,897,645	36,304,833	136,513,537	87,956,643	134,442,220	98,461,084

End of period	$46,111,297	$52,897,645	$137,408,609	$136,513,537	$145,439,447	$134,442,220

Share Activity:
Shares Sold
Class A	384,353	878,326	506,842	1,230,383	969,189	1,701,127
Class C	40,630	88,276	17,638	33,623	124,540	247,285
Class I	267,263	932,116	1,628,532	3,540,045	1,411,358	1,385,905
Shares Reinvested
Class A	261,372	159,724	18,947	-	458,845	122,045
Class C	35,191	21,098	-	-	90,627	23,708
Class I	84,094	26,676	27,677	-	116,433	37,469
Shares Redeemed
Class A	(330,633)	(1,066,906)	(511,540)	(1,361,302)	(704,111)	(1,433,860)
Class C	(17,771)	(96,564)	(26,790)	(65,127)	(122,264)	(229,790)
Class I	(641,592)	(387,181)	(548,749)	(1,627,542)	(953,346)	(1,257,328)

Net increase in shares of beneficial interest outstanding	82,907	555,565	1,112,557	1,750,080	1,391,271	596,561

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund

	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$305,678	$650,037	$197,186	$(42,843)	$417,316	$340,238
Net realized gain from investments and foreign currency transactions	11,331,569	20,016,550	16,664,914	17,909,400	467,442	724,416
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(14,263,525)	36,449,930	4,150,834	36,411,327	(8,219,635)	(3,838,709)

Net increase (decrease) in net assets resulting from operations	(2,626,278)	57,185,386	21,012,934	54,291,516	(7,334,877)	(2,774,055)

Distributions to Shareholders:
Total distributions paid
Class A	(9,637,805)	(145,591)	(7,549,688)	(4,723,162)	(441,553)	(1,095,468)
Class C	(983,809)	-	(979,388)	(629,087)	(33,905)	(31,078)
Class I	(5,204,941)	(235,809)	(3,830,408)	(1,718,701)	(187,252)	(272,172)

Total dividends and distributions to shareholders	(15,826,555)	(381,400)	(12,359,484)	(7,070,950)	(662,710)	(1,398,718)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,394,715	14,073,350	13,134,735	22,929,759	11,103,865	26,437,486
Class C	843,647	1,321,147	1,880,703	2,286,681	895,292	4,820,492
Class I	9,117,867	24,763,371	25,195,420	37,132,392	21,451,323	15,917,543
Reinvestment of dividends and distributions
Class A	9,252,977	139,050	7,176,779	4,496,466	399,578	1,002,964
Class C	965,184	-	944,691	603,732	25,859	23,671
Class I	4,805,204	189,231	3,624,620	1,579,911	167,385	231,009
Cost of shares redeemed
Class A	(7,351,020)	(19,125,740)	(12,041,935)	(29,756,516)	(12,912,476)	(19,027,079)
Class C	(651,651)	(2,250,567)	(1,320,385)	(4,891,508)	(1,140,211)	(2,466,111)
Class I	(10,010,162)	(21,788,455)	(18,766,783)	(19,841,245)	(6,873,183)	(10,362,221)

Net increase (decrease) in net assets from share transactions of beneficial interest	12,366,761	(2,678,613)	19,827,845	14,539,672	13,117,432	16,577,754

Total Increase in Net Assets	(6,086,072)	54,125,373	28,481,295	61,760,238	5,119,845	12,404,981

Net Assets:
Beginning of period	169,392,589	115,267,216	253,498,037	191,737,799	126,343,692	113,938,711

End of period	$163,306,517	$169,392,589	$281,979,332	$253,498,037	$131,463,537	$126,343,692

Share Activity:
Shares Sold
Class A	257,920	705,641	579,445	1,118,061	1,085,793	2,484,863
Class C	61,961	99,030	112,427	146,472	90,846	473,801
Class I	433,018	1,236,880	1,096,894	1,743,744	2,148,368	1,511,851
Shares Reinvested
Class A	461,956	8,089	313,123	237,030	40,851	95,205
Class C	76,059	-	56,232	42,427	2,757	2,355
Class I	236,012	10,183	156,234	82,459	17,210	22,100
Shares Redeemed
Class A	(351,890)	(992,273)	(531,222)	(1,492,161)	(1,259,632)	(1,786,331)
Class C	(48,599)	(183,375)	(79,715)	(326,823)	(115,722)	(241,630)
Class I	(478,773)	(1,114,591)	(840,457)	(998,773)	(673,218)	(987,793)

Net increase (decrease) in shares of beneficial interest outstanding	647,664	(230,416)	862,961	552,436	1,337,253	1,574,421

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund

	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$3,155,441	$4,451,608	$83,264	$(446,419)	$363,448	$395,652
Net realized gain (loss) from investments and foreign currency transactions	596,390	1,339,672	(1,267,421)	779,525	2,162,412	1,565,378
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,086,905)	4,545,311	13,236,590	34,790,289	4,098,425	3,625,027

Net increase (decrease) in net assets resulting from operations	(6,335,074)	10,336,591	12,052,433	35,123,395	6,624,285	5,624,495

Distributions to Shareholders:
Total distributions paid
Class A	(2,004,190)	(2,251,965)	-	-	(228,420)	-
Class C	(61,705)	(89,077)	-	-	-	-
Class I	(1,473,181)	(2,180,847)	-	-	(110,752)	-

Total dividends and distributions to shareholders	(3,539,076)	(4,521,889)	-	-	(339,172)	-

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	33,645,084	26,411,790	7,221,931	12,218,199	9,744,996	13,192,053
Class C	683,078	1,212,283	1,481,113	1,648,189	1,527,901	1,269,492
Class I	27,171,451	50,130,344	18,617,624	17,632,057	7,956,674	12,525,965
Reinvestment of dividends and distributions
Class A	1,825,630	2,008,049	-	-	204,444	-
Class C	59,600	86,707	-	-	-	-
Class I	1,123,414	1,658,971	-	-	102,358	-
Cost of shares redeemed
Class A	(14,865,916)	(13,406,616)	(3,981,149)	(9,390,476)	(5,457,041)	(6,804,176)
Class C	(515,910)	(761,780)	(1,098,050)	(2,519,410)	(399,290)	(663,983)
Class I	(36,117,546)	(15,941,614)	(12,293,053)	(9,491,711)	(2,036,225)	(3,917,640)

Net increase in net assets from share transactions of beneficial interest	13,008,885	51,398,134	9,948,416	10,096,848	11,643,817	15,601,711

Total Increase in Net Assets	3,134,735	57,212,836	22,000,849	45,220,243	17,928,930	21,226,206

Net Assets:
Beginning of period	136,503,445	79,290,609	115,023,105	69,802,862	58,479,619	37,253,413

End of period	$139,638,180	$136,503,445	$137,023,954	$115,023,105	$76,408,549	$58,479,619

Share Activity:
Shares Sold
Class A	3,424,365	2,690,563	268,084	551,098	687,316	1,001,465
Class C	69,267	121,685	58,551	77,687	112,904	99,773
Class I	2,786,227	5,082,748	681,875	799,074	560,982	950,790
Shares Reinvested
Class A	191,249	204,598	-	-	14,740	-
Class C	6,147	8,691	-	-	-	-
Class I	117,706	168,803	-	-	7,380	-
Shares Redeemed
Class A	(1,563,373)	(1,379,460)	(148,105)	(439,335)	(380,641)	(528,846)
Class C	(52,235)	(77,099)	(43,691)	(126,867)	(30,349)	(54,213)
Class I	(3,698,266)	(1,616,588)	(453,539)	(427,214)	(143,164)	(304,722)

Net increase (decrease) in shares of beneficial interest outstanding	1,281,087	5,203,941	363,175	434,443	829,168	1,164,247

The accompanying notes are an integral part of these financial statements.

 Timothy Plan Funds

 Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Growth & Income Fund

	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$95,899	$85,467	$87,899	$61,729	$69,463	$92,861
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	2,360,255	1,998,299	2,255,729	2,207,288	1,123,326	667,461
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(2,691,786)	4,426,668	(3,380,628)	3,541,820	(111,515)	2,014,597

Net increase (decrease) in net assets resulting from operations	(235,632)	6,510,434	(1,037,000)	5,810,837	1,081,274	2,774,919

Distributions to Shareholders:
Total distributions paid
Class A	(1,761,416)	(1,165,888)	(1,825,577)	(1,105,678)	(123,077)	(116,254)
Class C	(157,484)	(98,452)	(241,602)	(119,253)	(12,431)	(2,105)
Class I	-	-	-	-	(26,084)	(23,691)

Total dividends and distributions to shareholders	(1,918,900)	(1,264,340)	(2,067,179)	(1,224,931)	(161,592)	(142,050)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,408,146	4,181,203	3,624,148	6,236,902	1,826,662	1,972,327
Class C	459,008	625,855	495,730	1,394,069	422,380	467,983
Class I	-	-	-	-	929,365	1,060,966
Reinvestment of dividends and distributions
Class A	1,721,050	1,140,481	1,763,569	1,064,304	114,965	107,423
Class C	156,745	98,074	233,389	115,430	12,229	2,043
Class I	-	-	-	-	23,905	21,449
Cost of shares redeemed
Class A	(3,202,664)	(4,732,445)	(4,383,496)	(6,830,283)	(1,334,106)	(3,211,912)
Class C	(258,080)	(865,233)	(770,910)	(1,177,101)	(154,826)	(522,375)
Class I	-	-	-	-	(705,162)	(1,448,464)

Net increase (decrease) in net assets from share transactions of beneficial interest	284,205	447,935	962,430	803,321	1,135,412	(1,550,560)

Total Increase (Decrease) in Net Assets	(1,870,327)	5,694,029	(2,141,749)	5,389,227	2,055,094	1,082,309

Net Assets:
Beginning of period	40,697,587	35,003,558	51,647,423	46,258,196	18,199,034	17,116,725

End of period	$38,827,260	$40,697,587	$49,505,674	$51,647,423	20,254,128	$18,199,034

Share Activity:
Shares Sold
Class A	130,181	388,876	318,941	542,123	149,194	169,337
Class C	50,261	66,790	48,685	138,897	36,428	42,191
Class I	-	-	-	-	75,043	91,596
Shares Reinvested
Class A	162,210	112,807	155,518	95,883	9,301	9,139
Class C	17,093	11,082	23,433	11,719	1,028	181
Class I	-	-	-	-	1,920	1,813
Shares Redeemed
Class A	(301,307)	(446,881)	(388,102)	(592,797)	(110,091)	(285,347)
Class C	(28,326)	(94,445)	(77,560)	(116,026)	(13,165)	(47,530)
Class I	-	-	-	-	(58,590)	(124,851)

Net increase (decrease) in shares of beneficial interest outstanding	30,112	38,229	80,915	79,799	91,068	(143,471)

The accompanying notes are an integral part of these financial statements.

 Timothy Aggressive Growth Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$12.53		$9.92	$7.87	$9.27	$8.10	$6.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.08)		(0.14)	(0.09)	(0.07)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.60)		3.39	2.14	(0.81)	1.26	1.36

Total from investment operations	(0.68)		3.25	2.05	(0.88)	1.17	1.28

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)		(0.64)	-	(0.52)	-	-
Return of Capital	-		-	-	(0.00) *	-	-

Total distributions	(1.07)		(0.64)	-	(0.52)	-	-

Net asset value, end of period	$10.78		$12.53	$9.92	$7.87	$9.27	$8.10

Total return (B)(C)	(5.83)%	(D)	33.89%	26.05%	(8.72)%	14.44%	18.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$36,007		$37,917	$30,316	$21,802	$25,926	$22,549
Ratios to average net assets
Expenses, before waiver and reimbursement	1.91%	(E)	1.60%	1.71%	1.64%	1.73%	1.69%
Expenses, net waiver and reimbursement (F)	1.81%	(E)	1.50%	1.61%	1.56%	1.63%	1.59%
Net investment loss, before waiver and reimbursement	(1.42)%	(E)	(1.30)%	(1.19)%	(0.91)%	(1.16)%	(1.12)%
Net investment loss, net waiver and reimbursement (F)	(1.32)%	(E)	(1.20)%	(1.09)%	(0.82)%	(1.06)%	(1.02)%
Portfolio turnover rate	26%	(D)	26%	96%	77%	85%	151%

*	Amount is less than $0.005 per share.
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Aggressive Growth Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Year
	ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2022		2021	2020	2019		2018	2017
	(Unaudited)
Net asset value, beginning of period	$9.79		$7.93	$6.34	$7.64		$6.73	$5.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.09)		(0.18)	(0.12)	(0.11)		(0.13)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.46)		2.68	1.71	(0.67)		1.04	1.13

Total from investment operations	(0.55)		2.50	1.59	(0.78)		0.91	1.02

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)		(0.64)	-	(0.52)		-	-
Return of Capital	-		-	-	(0.00)	*	-	-

Total distributions	(1.07)		(0.64)	-	(0.52)		-	-

Net asset value, end of period	$8.17		$9.79	$7.93	$6.34		$7.64	$6.73

Total return (B)(C)	(6.16)%	(D)	32.87%	25.08%	(9.33)%		13.52%	17.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,876		$2,877	$2,230	$2,433		$4,358	$3,584
Ratios to average net assets
Expenses, before waiver and reimbursement	2.66%	(E)	2.35%	2.46%	2.39%		2.48%	2.44%
Expenses, net waiver and reimbursement (F)	2.56%	(E)	2.25%	2.36%	2.31%		2.38%	2.34%
Net investment loss, before waiver and reimbursement	(2.17)%	(E)	(2.05)%	(1.92)%	(1.73)%		(1.91)%	(1.88)%
Net investment loss, net waiver and reimbursement (F)	(2.07)%	(E)	(1.95)%	(1.82)%	(1.64)%		(1.81)%	(1.78)%
Portfolio turnover rate	26%	(D)	56%	96%	77%		85%	151%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Aggressive Growth Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year		For the Year	For the Year
	ended		ended	ended	ended		ended	ended
	March 31,		September 30,	September 30,	September 30,		September 30,	September 30,
	2022		2021	2020	2019		2018	2017
	(Unaudited)
Net asset value, beginning of period	$12.84		$10.13	$8.02	$9.41		$8.21	$6.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)		(0.12)	(0.08)	(0.05)		(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.62)		3.47	2.19	(0.82)		1.27	1.38

Total from investment operations	(0.69)		3.35	2.11	(0.87)		1.20	1.32

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.07)		(0.64)	-	(0.52)		-	-
Return of Capital	-		-	-	(0.00)	*	-	-

Total distributions	(1.07)		(0.64)	-	(0.52)		-	-

Net asset value, end of period	$11.08		$12.84	$10.13	$8.02		$9.41	$8.21

Total return (B)	(5.77)%	(C)	34.19%	26.31%	(8.48)%		14.62%	19.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,228		$12,104	$3,759	$1,233		$1,273	$887
Ratios to average net assets
Expenses, before waiver and reimbursement	1.66%	(D)	1.35%	1.46%	1.39%		1.48%	1.44%
Expenses, net waiver and reimbursement (E)	1.56%	(D)	1.25%	1.36%	1.31%		1.38%	1.34%
Net investment loss, before waiver and reimbursement	(1.17)%	(D)	(1.05)%	(1.02)%	(0.67)%		(0.91)%	(0.88)%
Net investment loss, net waiver and reimbursement (E)	(1.07)%	(D)	(0.95)%	(0.92)%	(0.57)%		(0.81)%	(0.78)%
Portfolio turnover rate	26%	(C)	56%	96%	77%		85%	151%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy International Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year		For the Year	For the Year	For the Year
	ended		ended	ended		ended	ended	ended
	March 31,		September 30,	September 30,		September 30,	September 30,	September 30,
	2022		2021	2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$12.84		$9.92	$9.09		$9.74	$9.86	$8.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		0.02	(0.03)		0.09	0.11	0.04
Net realized and unrealized gain (loss) on investments	(1.05)		2.90	0.94		(0.64)	(0.02)	1.38

Total from investment operations	(1.07)		2.92	0.91		(0.55)	0.09	1.42

LESS DISTRIBUTIONS:
From net investment income	(0.06)		-	(0.08)		(0.10)	(0.21)	(0.09)
Return of Capital	-		-	0.00	*	-	-	-

Total distributions	(0.06)		-	(0.08)		(0.10)	(0.21)	(0.09)

Net asset value, end of period	$11.71		$12.84	$9.92		$9.09	$9.74	$9.86

Total return (B)(C)	(7.98)%	(D)	29.44%	10.00%		(5.55)%	0.91%	16.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$55,966		$61,220	$48,608		$58,397	$70,790	$81,153
Ratios to average net assets
Expenses, before waiver and reimbursement	1.95%	(E)	1.63%	1.76%		1.71%	1.71%	1.69%
Expenses, net waiver and reimbursement (F)	1.90%	(E)	1.58%	1.71%		1.67%	1.66%	1.64%
Net investment income (loss) before waiver and reimbursement	(0.41)%	(E)	0.13%	(0.38)%		0.96%	1.05%	0.35%
Net investment income (loss), net waiver and reimbursement (F)	(0.36)%	(E)	0.18%	(0.33)%		1.01%	1.10%	0.40%
Portfolio turnover rate	4%	(D)	17%	25%		27%	19%	42%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy International Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$12.35		$9.62	$8.80	$9.41	$9.55	$8.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.07)		(0.07)	(0.10)	0.01	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(1.01)		2.80	0.92	(0.61)	(0.01)	1.34

Total from investment operations	(1.08)		2.73	0.82	(0.60)	0.02	1.31

LESS DISTRIBUTIONS:
From net investment income	-		-	-	(0.01)	(0.16)	(0.01)

Total distributions	-		-	-	(0.01)	(0.16)	(0.01)

Net asset value, end of period	$11.27		$12.35	$9.62	$8.80	$9.41	$9.55

Total return (B)(C)	(8.74)%	(D)	28.38%	9.32%	(6.31)%	0.12%	15.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,029		$2,337	$2,122	$2,641	$4,779	$4,620
Ratios to average net assets
Expenses, before waiver and reimbursement	2.70%	(E)	2.38%	2.51%	2.46%	2.46%	2.44%
Expenses, net waiver and reimbursement (F)	2.65%	(E)	2.33%	2.46%	2.42%	2.41%	2.39%
Net investment income (loss) before waiver and reimbursement	(1.16)%	(E)	(0.65)%	(1.17)%	0.09%	0.28%	(0.41)%
Net investment income (loss), net waiver and reimbursement (F)	(1.11)%	(E)	(0.60)%	(1.12)%	0.12%	0.33%	(0.36)%
Portfolio turnover rate	4%	(D)	17%	25%	27%	19%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy International Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$12.89		$9.94	$9.10	$9.76	$9.89	$8.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.06	(0.01)	0.11	0.17	0.07
Net realized and unrealized gain (loss) on investments	(1.05)		2.89	0.96	(0.64)	(0.06)	1.38

Total from investment operations	(1.06)		2.95	0.95	(0.53)	0.11	1.45

LESS DISTRIBUTIONS:
From net investment income	(0.09)		-	(0.11)	(0.13)	(0.24)	(0.11)
Return of Capital	-		-	0.00 *	-	-	-

Total distributions	(0.09)		-	(0.11)	(0.13)	(0.24)	(0.11)

Net asset value, end of period	$11.74		$12.89	$9.94	$9.10	$9.76	$9.89

Total return (B)	(7.65)%	(C)	29.68%	10.42%	(5.33)%	1.04%	17.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$79,414		$72,957	$37,226	$28,542	$31,286	$13,083
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70%	(D)	1.38%	1.51%	1.46%	1.45%	1.43%
Expenses, net waiver and reimbursement (E)	1.65%	(D)	1.33%	1.46%	1.42%	1.41%	1.38%
Net investment income (loss), before waiver and reimbursement	(0.16)%	(D)	0.45%	(0.16)%	1.24%	1.60%	0.74%
Net investment income (loss), net waiver and reimbursement (E)	(0.11)%	(D)	0.50%	(0.11)%	1.28%	1.65%	0.79%
Portfolio turnover rate	4%	(C)	17%	25%	27%	19%	42%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Growth Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$12.61		$9.77	$8.70	$9.34	$8.59	$7.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.04)		(0.07)	(0.04)	(0.03)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.32		3.10	1.48	(0.19)	0.99	1.23

Total from investment operations	0.28		3.03	1.44	(0.22)	0.97	1.22

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.80)		(0.19)	(0.37)	(0.42)	(0.22)	(0.09)

Total distributions	(0.80)		(0.19)	(0.37)	(0.42)	(0.22)	(0.09)

Net asset value, end of period	$12.09		$12.61	$9.77	$8.70	$9.34	$8.59

Total return (B)(C)	1.81%	(D)	31.32%	16.93%	(1.48)%	11.49%	16.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	101,120		$96,378	$70,891	$64,150	$79,897	$68,291
Ratios to average net assets
Expenses, before waiver and reimbursement	1.44%	(E)	1.50%	1.54%	1.56%	1.52%	1.52%
Expenses, net waiver and reimbursement (F)	1.37%	(E)	1.39%	1.49%	1.52%	1.47%	1.47%
Net investment loss before waiver and reimbursement	(0.63)%	(E)	(0.71)%	(0.48)%	(0.35)%	(0.25)%	(0.19)%
Net investment loss, net waiver and reimbursement (F)	(0.56)%	(E)	(0.60)%	(0.43)%	(0.31)%	(0.20)%	(0.14)%
Portfolio turnover rate	17%	(D)	22%	23%	44%	57%	76%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Growth Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$9.79		$7.68	$6.96	$7.63	$7.11	$6.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.12)	(0.08)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	0.25		2.42	1.17	(0.18)	0.81	1.02

Total from investment operations	0.19		2.30	1.09	(0.25)	0.74	0.96

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.80)		(0.19)	(0.37)	(0.42)	(0.22)	(0.09)

Total distributions	(0.80)		(0.19)	(0.37)	(0.42)	(0.22)	(0.09)

Net asset value, end of period	$9.18		$9.79	$7.68	$6.96	$7.63	$7.11

Total return (B)(C)	1.39%	(D)	30.32%	16.09%	(2.24)%	10.63%	15.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	11,022		$10,845	$8,192	$7,950	$11,355	$9,909
Ratios to average net assets
Expenses, before waiver and reimbursement	2.19%	(E)	2.25%	2.29%	2.31%	2.27%	2.27%
Expenses, net waiver and reimbursement (F)	2.12%	(E)	2.14%	2.24%	2.27%	2.22%	2.22%
Net investment loss before waiver and reimbursement	(1.38)%	(E)	(1.46)%	(1.23)%	(1.10)%	(1.00)%	(0.94)%
Net investment loss, net waiver and reimbursement (F)	(1.31)%	(E)	(1.35)%	(1.18)%	(1.06)%	(0.95)%	(0.89)%
Portfolio turnover rate	17%	(D)	22%	23%	44%	57%	76%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Growth Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$12.93		$9.99	$8.86	$9.48	$8.70	$7.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		(0.04)	(0.02)	(0.01)	0.00 *	0.01
Net realized and unrealized gain (loss) on investments	0.32		3.17	1.52	(0.19)	1.00	1.24

Total from investment operations	0.30		3.13	1.50	(0.20)	1.00	1.25

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.80)		(0.19)	(0.37)	(0.42)	(0.22)	(0.09)

Total distributions	(0.80)		(0.19)	(0.37)	(0.42)	(0.22)	(0.09)

Net asset value, end of period	$12.43		$12.93	$9.99	$8.86	$9.48	$8.70

Total return (B)	1.92%	(C)	31.64%	17.30%	(1.24)%	11.69%	16.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	33,297		$27,220	$19,378	$14,016	$10,551	$3,936
Ratios to average net assets
Expenses, before waiver and reimbursement	1.19%	(D)	1.25%	1.29%	1.31%	1.27%	1.26%
Expenses, net waiver and reimbursement (E)	1.12%	(D)	1.14%	1.24%	1.27%	1.22%	1.21%
Net investment income (loss), before waiver and reimbursement	(0.38)%	(D)	(0.45)%	(0.22)%	(0.09)%	(0.03)%	0.10%
Net investment income (loss), net waiver and reimbursement (E)	(0.31)%	(D)	(0.34)%	(0.17)%	(0.06)%	0.02%	0.15%
Portfolio turnover rate	17%	(C)	22%	23%	44%	57%	76%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Small Cap Value Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$21.35		$14.16	$17.15	$20.67	$20.50	$17.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.12	0.04	0.06	(0.00) *	0.03
Net realized and unrealized gain (loss) on investments	(0.29)		7.10	(2.39)	(1.28)	1.96	3.63

Total from investment operations	(0.26)		7.22	(2.35)	(1.22)	1.96	3.66

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.03)	(0.04)	-	(0.00) *	-
From net realized gains on investments	(1.88)		-	(0.60)	(2.30)	(1.79)	(0.25)

Total distributions	(1.96)		(0.03)	(0.64)	(2.30)	(1.79)	(0.25)

Net asset value, end of period	$19.13		$21.35	$14.16	$17.15	$20.67	$20.50

Total return (B)(C)	(1.64)%	(D)	51.03%	(14.38)%	(3.77)%	10.11%	21.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$101,839		$105,800	$74,130	$99,077	$114,985	$112,953
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70%	(E)	1.46%	1.57%	1.52%	1.50%	1.46%
Expenses, net waiver and reimbursement (F)	1.62%	(E)	1.34%	1.47%	1.43%	1.44%	1.41%
Net investment income (loss), before waiver and reimbursement	0.23%	(E)	0.50%	0.19%	0.29%	(0.08)%	0.13%
Net investment income (loss), net waiver and reimbursement (F)(G)	0.31%	(E)	0.62%	0.29%	0.38%	(0.02)%	0.18%
Portfolio turnover rate	21%	(D)	61%	73%	63%	58%	57%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Small Cap Value Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$14.16		$9.45	$11.69	$15.09	$15.54	$13.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.02)	(0.05)	(0.05)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.16)		4.73	(1.59)	(1.05)	1.45	2.77

Total from investment operations	(0.19)		4.71	(1.64)	(1.10)	1.34	2.69

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.88)		-	(0.60)	(2.30)	(1.79)	(0.25)

Total distributions	(1.88)		-	(0.60)	(2.30)	(1.79)	(0.25)

Net asset value, end of period	$12.09		$14.16	$9.45	$11.69	$15.09	$15.54

Total return (B)(C)	(1.98)%	(D)	49.84%	(15.01)%	(4.49)%	9.24%	20.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,307		$7,293	$5,663	$8,963	$14,603	$13,210
Ratios to average net assets
Expenses, before waiver and reimbursement	2.45%	(E)	2.21%	2.32%	2.27%	2.25%	2.21%
Expenses, net waiver and reimbursement (F)	2.37%	(E)	2.09%	2.22%	2.18%	2.19%	2.16%
Net investment loss, before waiver and reimbursement	(0.52)%	(E)	(0.26)%	(0.55)%	(0.50)%	(0.82)%	(0.62)%
Net investment loss, net waiver and reimbursement (F)(G)	(0.44)%	(E)	(0.14)%	(0.45)%	(0.42)%	(0.76)%	(0.57)%
Portfolio turnover rate	21%	(D)	61%	73%	63%	58%	57%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Small Cap Value Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$21.71		$14.42	$17.45	$20.93	$20.74	$17.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.17	0.08	0.11	0.06	0.08
Net realized and unrealized gain (loss) on investments	(0.30)		7.21	(2.42)	(1.29)	1.97	3.67

Total from investment operations	(0.24)		7.38	(2.34)	(1.18)	2.03	3.75

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.09)	(0.09)	-	(0.05)	-
From net realized gains on investments	(1.88)		-	(0.60)	(2.30)	(1.79)	(0.25)

Total distributions	(2.01)		(0.09)	(0.69)	(2.30)	(1.84)	(0.25)

Net asset value, end of period	$19.46		$21.71	$14.42	$17.45	$20.93	$20.74

Total return (B)	(1.51)%	(C)	51.33%	(14.14)%	(3.51)%	10.37%	21.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$54,161		$56,299	$35,473	$36,993	$35,140	$19,103
Ratios to average net assets
Expenses, before waiver and reimbursement	1.45%	(D)	1.21%	1.32%	1.27%	1.25%	1.21%
Expenses, net waiver and reimbursement (E)	1.37%	(D)	1.09%	1.22%	1.18%	1.19%	1.16%
Net investment income, before waiver and reimbursement	0.48%	(D)	0.75%	0.44%	0.56%	0.21%	0.38%
Net investment income, net waiver and reimbursement (E)(F)	0.56%	(D)	0.87%	0.54%	0.64%	0.27%	0.43%
Portfolio turnover rate	21%	(C)	61%	73%	63%	58%	57%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Value Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$21.88		$17.43	$18.86	$20.38	$19.16	$17.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		(0.01)	0.03	0.09	0.07	0.05
Net realized and unrealized gain on investments (B)	1.84		5.12	0.72	0.12	2.45	2.18

Total from investment operations	1.85		5.11	0.75	0.21	2.52	2.23

LESS DISTRIBUTIONS:
From net investment income	(0.00)	*	(0.03)	(0.08)	(0.06)	(0.03)	-
From net realized gains on investments	(1.03)		(0.63)	(2.10)	(1.67)	(1.27)	(0.22)

Total distributions	(1.03)		(0.66)	(2.18)	(1.73)	(1.30)	(0.22)

Net asset value, end of period	$22.70		$21.88	$17.43	$18.86	$20.38	$19.16

Total return (C)(D)	8.40%	(E)	29.89%	3.93%	2.54%	13.58%	13.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$174,820		$160,560	$130,296	$142,420	$172,163	$167,056
Ratios to average net assets
Expenses, before waiver and reimbursement	1.41%	(F)	1.45%	1.51%	1.51%	1.46%	1.49%
Expenses, net waiver and reimbursement (G)	1.32%	(F)	1.30%	1.41%	1.41%	1.35%	1.41%
Net investment income (loss), before waiver and reimbursement	0.12%	(F)	(0.17)%	0.06%	0.42%	0.27%	0.18%
Net investment income (loss), net waiver and reimbursement (G)(H)	0.03%	(F)	(0.02)%	0.16%	0.52%	0.38%	0.26%
Portfolio turnover rate	25%	(E)	33%	26%	51%	24%	39%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.

(C)	Total return calculation does not reflect sales load.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Value Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$16.31		$13.21	$14.82	$16.49	$15.82	$14.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.12)	(0.08)	(0.03)	(0.06)	(0.07)
Net realized and unrealized gain on investments (B)	1.38		3.85	0.57	0.03	2.00	1.81

Total from investment operations	1.33		3.73	0.49	0.00	1.94	1.74

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.03)		(0.63)	(2.10)	(1.67)	(1.27)	(0.22)

Total distributions	(1.03)		(0.63)	(2.10)	(1.67)	(1.27)	(0.22)

Net asset value, end of period	$16.61		$16.31	$13.21	$14.82	$16.49	$15.82

Total return (C)(D)	8.07%	(E)	28.91%	3.14%	1.74%	12.75%	12.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$16,911		$15,162	$14,102	$16,627	$25,852	$23,803
Ratios to average net assets
Expenses, before waiver and reimbursement	2.16%	(F)	2.20%	2.26%	2.26%	2.21%	2.24%
Expenses, net waiver and reimbursement (G)	2.07%	(F)	2.05%	2.16%	2.16%	2.10%	2.16%
Net investment loss, before waiver and reimbursement	(0.63)%	(F)	(0.92)%	(0.69)%	(0.32)%	(0.48)%	(0.57)%
Net investment loss, net waiver and reimbursement (G)(H)	(0.72)%	(F)	(0.77)%	(0.59)%	(0.22)%	(0.37)%	(0.49)%
Portfolio turnover rate	25%	(E)	33%	26%	51%	24%	39%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.
(G)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Large/Mid Cap Value Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$22.14		$17.63	$19.05	$20.58	$19.34	$17.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.04	0.07	0.14	0.13	0.10
Net realized and unrealized gain on investments	1.87		5.18	0.74	0.11	2.45	2.19

Total from investment operations	1.91		5.22	0.81	0.25	2.58	2.29

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.08)	(0.13)	(0.11)	(0.07)	-
From net realized gains on investments	(1.03)		(0.63)	(2.10)	(1.67)	(1.27)	(0.22)

Total distributions	(1.06)		(0.71)	(2.23)	(1.78)	(1.34)	(0.22)

Net asset value, end of period	$22.99		$22.14	$17.63	$19.05	$20.58	$19.34

Total return (B)	8.56%	(C)	30.20%	4.24%	2.78%	13.83%	13.36%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$90,249		$77,776	$47,340	$47,477	$35,573	$19,384
Ratios to average net assets
Expenses, before waiver and reimbursement	1.16%	(D)	1.20%	1.26%	1.26%	1.21%	1.23%
Expenses, net waiver and reimbursement (E)	1.07%	(D)	1.05%	1.16%	1.16%	1.10%	1.14%
Net investment income, before waiver and reimbursement	0.37%	(D)	0.08%	0.31%	0.66%	0.54%	0.46%
Net investment income, net waiver and reimbursement (E)(F)	0.28%	(D)	0.23%	0.41%	0.77%	0.65%	0.55%
Portfolio turnover rate	25%	(C)	33%	26%	51%	24%	39%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Fixed Income Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$10.44		$10.80	$10.39	$9.81	$10.22	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.03	0.12	0.16	0.16	0.13
Net realized and unrealized gain (loss) on investments	(0.64)		(0.27)	0.44	0.60	(0.39)	(0.22)

Total from investment operations	(0.60)		(0.24)	0.56	0.76	(0.23)	(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.12)	(0.15)	(0.18)	(0.18)	(0.16)

Total distributions	(0.05)		(0.12)	(0.15)	(0.18)	(0.18)	(0.16)

Net asset value, end of period	$9.79		$10.44	$10.80	$10.39	$9.81	$10.22

Total return (B)(C)	(5.76)%	(D)	(2.20)%	5.39%	7.76%	(2.31)%	(0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$89,304		$96,586	$91,403	$85,375	$66,119	$75,858
Ratios to average net assets
Expenses, before waiver and reimbursement	1.08%	(E)	1.34%	1.30%	1.30%	1.30%	1.30%
Expenses, net waiver and reimbursement (F)	0.88%	(E)	1.14%	1.10%	1.13%	1.10%	1.10%
Net investment income, before waiver and reimbursement	0.49%	(E)	0.11%	0.90%	1.46%	1.40%	1.05%
Net investment income, net waiver and reimbursement (F)	0.69%	(E)	0.31%	1.10%	1.62%	1.60%	1.25%
Portfolio turnover rate	44%	(D)	45%	32%	53%	30%	43%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Fixed Income Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$10.04		$10.38	$9.99	$9.44	$9.85	$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	(0.00)	*	(0.04)	0.04	0.09	0.08	0.05
Net realized and unrealized gain (loss) on investments	(0.61)		(0.27)	0.42	0.57	(0.39)	(0.20)

Total from investment operations	(0.61)		(0.31)	0.46	0.66	(0.31)	(0.15)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.03)	(0.07)	(0.11)	(0.10)	(0.09)

Total distributions	(0.03)		(0.03)	(0.07)	(0.11)	(0.10)	(0.09)

Net asset value, end of period	$9.40		$10.04	$10.38	$9.99	$9.44	$9.85

Total return (B)(C)	(6.07)%	(D)	(2.99)%	4.59%	7.06%	(3.15)%	(1.49)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,436		$11,369	$9,320	$8,502	$9,653	$9,637
Ratios to average net assets
Expenses, before waiver and reimbursement	1.83%	(E)	2.09%	2.05%	2.05%	2.05%	2.06%
Expenses, net waiver and reimbursement (F)	1.63%	(E)	1.89%	1.85%	1.88%	1.85%	1.86%
Net investment income (loss), before waiver and reimbursement	(0.26)%	(E)	(0.64)%	0.15%	0.72%	0.65%	0.30%
Net investment income (loss), net waiver and reimbursement (F)	(0.06)%	(E)	(0.44)%	0.35%	0.89%	0.85%	0.50%
Portfolio turnover rate	44%	(D)	45%	32%	53%	30%	43%

*Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Fixed Income Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$10.34		$10.73	$10.32	$9.74	$10.15	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.06	0.14	0.19	0.18	0.16
Net realized and unrealized gain (loss) on investments	(0.63)		(0.28)	0.44	0.59	(0.39)	(0.23)

Total from investment operations	(0.58)		(0.22)	0.58	0.78	(0.21)	(0.07)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.17)	(0.17)	(0.20)	(0.20)	(0.19)

Total distributions	(0.06)		(0.17)	(0.17)	(0.20)	(0.20)	(0.19)

Net asset value, end of period	$9.70		$10.34	$10.73	$10.32	$9.74	$10.15

Total return (B)	(5.60)%	(C)	(2.07)%	5.70%	8.05%	(2.06)%	(0.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$31,723		$18,389	$13,215	$8,095	$3,208	$2,134
Ratios to average net assets
Expenses, before waiver and reimbursement	0.83%	(D)	1.09%	1.05%	1.05%	1.05%	1.08%
Expenses, net waiver and reimbursement (E)	0.63%	(D)	0.89%	0.85%	0.88%	0.85%	0.88%
Net investment income, before waiver and reimbursement	0.74%	(D)	0.36%	1.12%	1.68%	1.66%	1.37%
Net investment income, net waiver and reimbursement (E)	0.94%	(D)	0.56%	1.32%	1.86%	1.86%	1.57%
Portfolio turnover rate	44%	(C)	45%	32%	53%	30%	43%
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy High Yield Bond Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.91		$9.26	$9.39	$9.02	$9.40	$9.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20		0.41	0.43	0.39	0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.60)		0.64	(0.15)	0.36	(0.36)	0.28

Total from investment operations	(0.40)		1.05	0.28	0.75	(0.02)	0.62

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.40)	(0.41)	(0.38)	(0.36)	(0.33)
From net realized gains on investments	(0.03)		-	-	-	-	-

Total distributions	(0.23)		(0.40)	(0.41)	(0.38)	(0.36)	(0.33)

Net asset value, end of period	$9.28		$9.91	$9.26	$9.39	$9.02	$9.40

Total return (B)(C)	(4.09)%	(D)	11.42%	3.26%	8.50%	(0.17)%	6.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$79,130		$64,216	$45,940	$39,777	$41,991	$52,950
Ratios to average net assets
Expenses, before waiver and reimbursement	1.14%	(E)	1.38%	1.34%	1.35%	1.44%	1.32%
Expenses, net waiver and reimbursement (F)	1.06%	(E)	1.33%	1.29%	1.31%	1.39%	1.27%
Net investment income, before waiver and reimbursement	4.14%	(E)	4.15%	4.61%	4.24%	3.67%	3.66%
Net investment income, net waiver and reimbursement (F)	4.22%	(E)	4.20%	4.66%	4.28%	3.72%	3.71%
Portfolio turnover rate	12%	(D)	57%	91%	75%	12%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy High Yield Bond Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$10.08		$9.40	$9.52	$9.14	$9.51	$9.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.34	0.36	0.32	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.62)		0.66	(0.14)	0.36	(0.36)	0.27

Total from investment operations	(0.45)		1.00	0.22	0.68	(0.08)	0.55

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.32)	(0.34)	(0.30)	(0.29)	(0.26)
From net realized gains on investments	(0.03)		-	-	-	-	-

Total distributions	(0.20)		(0.32)	(0.34)	(0.30)	(0.29)	(0.26)

Net asset value, end of period	$9.43		$10.08	$9.40	$9.52	$9.14	$9.51

Total return (B)(C)	(4.58)%	(D)	10.71%	2.45%	7.63%	(0.85)%	6.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,156		$3,138	$2,427	$2,660	$3,219	$3,539
Ratios to average net assets
Expenses, before waiver and reimbursement	1.89%	(E)	2.13%	2.09%	2.10%	2.19%	2.07%
Expenses, net waiver and reimbursement (F)	1.81%	(E)	2.08%	2.04%	2.06%	2.14%	2.02%
Net investment income, before waiver and reimbursement	3.39%	(E)	3.40%	3.84%	3.46%	2.92%	2.91%
Net investment income, net waiver and reimbursement (F)	3.47%	(E)	3.45%	3.89%	3.50%	2.97%	2.96%
Portfolio turnover rate	12%	(D)	57%	91%	75%	12%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy High Yield Bond Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.91		$9.26	$9.39	$9.02	$9.41	$9.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22		0.44	0.45	0.42	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.60)		0.63	(0.14)	0.35	(0.36)	0.28

Total from investment operations	(0.38)		1.07	0.31	0.77	0.00	0.65

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.42)	(0.44)	(0.40)	(0.39)	(0.36)
From net realized gains on investments	(0.03)		-	-	-	-	-

Total distributions	(0.25)		(0.42)	(0.44)	(0.40)	(0.39)	(0.36)

Net asset value, end of period	$9.28		$9.91	$9.26	$9.39	$9.02	$9.41

Total return (B)	(3.98)%	(C)	11.71%	3.53%	8.78%	0.00%	7.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,352		$69,150	$30,924	$18,363	$11,578	$9,717
Ratios to average net assets
Expenses, before waiver and reimbursement	0.89%	(D)	1.13%	1.09%	1.10%	1.19%	1.06%
Expenses, net waiver and reimbursement (E)	0.81%	(D)	1.08%	1.04%	1.06%	1.14%	1.01%
Net investment income, before waiver and reimbursement	4.39%	(D)	4.40%	4.86%	4.52%	3.92%	3.89%
Net investment income, net waiver and reimbursement (E)	4.47%	(D)	4.45%	4.91%	4.56%	3.97%	3.94%
Portfolio turnover rate	12%	(C)	57%	91%	75%	12%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	For periods of less than one full year, total return and turnover are not annualized.
(D)	Annualized.
(E)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Israel Common Values Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020		For the Year ended September 30, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$24.70		$16.55	$17.84		$15.74		$14.91	$12.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.01		(0.10)	(0.10)		0.00	*	(0.04)	0.07
Net realized and unrealized gain (loss) on investments	2.57		8.25	(1.01)		2.20		1.07	2.58

Total from investment operations	2.58		8.15	(1.11)		2.20		1.03	2.65

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.18)		-		(0.14)	(0.19)
From net realized gains on investments	-		-	-		(0.10)		-	-
Return of Capital			-	0.00	*	-		(0.06)	-

Total distributions	-		-	(0.18)		(0.10)		(0.20)	(0.19)

Net asset value, end of period	$27.28		$24.70	$16.55		$17.84		$15.74	$14.91

Total return (B)(C)	10.45%	(D)	49.24%	(6.35)%		14.12%		7.00%	21.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$66,975	(E)	$57,667	$36,800		$49,123		$41,137	$34,958
Ratio of expenses to average net assets	1.48%	(E)	1.72%	1.84%		1.76%		1.84%	1.80%
Ratio of net investment income (loss) to average net assets	0.11%	(E)	(0.48)%	(0.62)%		0.02%		(0.27)%	0.54%
Portfolio turnover rate	3%	(D)	12%	16%		23%		9%	10%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Israel Common Values Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year		For the Year	For the Year	For the Year
	ended		ended	ended		ended	ended	ended
	March 31,		September 30,	September 30,		September 30,	September 30,	September 30,
	2022		2021	2020		2019	2018	2017
	(Unaudited)
Net asset value, beginning of period	$23.29		$15.73	$16.97		$15.09	$14.33	$12.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.08)		(0.26)	(0.22)		(0.12)	(0.15)	(0.03)
Net realized and unrealized gain (loss) on investments	2.43		7.82	(0.96)		2.10	1.03	2.48

Total from investment operations	2.35		7.56	(1.18)		1.98	0.88	2.45

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.06)		-	(0.07)	(0.13)
From net realized gains on investments	-		-	-		(0.10)	-	-
Return of Capital	-		-	0.00	*	-	(0.05)	-

Total distributions	-		-	(0.06)		(0.10)	(0.12)	(0.13)

Net asset value, end of period	$25.64		$23.29	$15.73		$16.97	$15.09	$14.33

Total return (B)(C)	10.09%	(D)	48.06%	(7.00)%		13.26%	6.20%	20.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,910	(E)	$12,293	$9,076		$9,750	$9,220	$7,905
Ratio of expenses to average net assets	2.23%	(E)	2.47%	2.59%		2.51%	2.59%	2.56%
Ratio of net investment loss to average net assets	(0.64%)	(E)	(1.27)%	(1.37)%		(0.75)%	(1.01)%	(0.21)%
Portfolio turnover rate	3%	(D)	12%	16%		23%	9%	10%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Israel Common Values Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year		For the Year		For the Year	For the Year		For the Year
	ended		ended		ended		ended	ended		ended
	March 31,		September 30,		September 30,		September 30,	September 30,		September 30,
	2022		2021		2020		2019	2018		2017
	(Unaudited)
Net asset value, beginning of period	$24.95		$16.68		$17.97		$15.81	$14.97		$12.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		(0.05)	*	(0.06)		0.06	0.01		0.12
Net realized and unrealized gain (loss) on investments	2.59		8.32		(1.01)		2.20	1.06	(B)	2.57	(B)

Total from investment operations	2.64		8.27		(1.07)		2.26	1.07		2.69

LESS DISTRIBUTIONS:
From net investment income	-		-		(0.22)		-	(0.04)		(0.22)
From net realized gains on investments	-		-		-		(0.10)	-		-
Return of Capital	-		-		0.00	*	-	(0.19)		-

Total distributions	-		-		(0.22)		(0.10)	(0.23)		(0.22)

Net asset value, end of period	$27.59		$24.95		$16.68		$17.97	$15.81		$14.97

Total return (C)	10.58%	(D)	49.58%		(6.08)%		14.44%	7.22%		21.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$56,139	(E)	$45,063		$23,928		$21,533	$10,084		$2,189
Ratio of expenses to average net assets	1.23%	(E)	1.47%		1.59%		1.51%	1.69%		1.56%
Ratio of net investment income (loss) to average net assets	0.36%	(E)	(0.22)%		(0.37)%		0.38%	0.05%		0.83%
Portfolio turnover rate	3%	(D)	12%		16%		23%	9%		10%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

 Timothy Defensive Strategies Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$13.52		$11.78	$11.69	$11.44	$11.37	$11.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07		0.10	(0.01)	0.06	0.10	0.00*
Net realized and unrealized gain (loss) on investments	1.32		1.64	0.44	0.48	(0.01)	(0.08)

Total from investment operations	1.39		1.74	0.43	0.54	0.09	(0.08)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		-	(0.06)	(0.11)	(0.02)	(0.04)
From net realized gains on investments	-		-	(0.28)	(0.18)	-	-
Return of capital	-		-	0.00*	-	-	-

Total distributions	(0.07)		-	(0.34)	(0.29)	(0.02)	(0.04)

Net asset value, end of period	$14.84		$13.52	$11.78	$11.69	$11.44	$11.37

Total return (B)(C)	10.33%	(D)	14.77%	3.75%	4.92%	0.75%	(0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$49,039		$40,342	$29,577	$33,926	$40,573	$50,080
Ratios to average net assets
Expenses, before waiver and reimbursement	1.53%	(E)	1.48%	1.54%	1.45%	1.41%	1.44%
Expenses, net waiver and reimbursement (F)	1.48%	(E)	1.43%	1.49%	1.41%	1.36%	1.39%
Net investment income (loss), before waiver and reimbursement	1.02%	(E)	0.74%	(0.13)%	0.52%	0.86%	(0.05)%
Net investment income (loss), net waiver and reimbursement (F)	1.07%	(E)	0.79%	(0.08)%	0.56%	0.91%	0.00%
Portfolio turnover rate	13%	(D)	34%	49%	34%	35%	51%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Defensive Strategies Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020		For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$12.74		$11.18	$11.13		$10.90	$10.90	$11.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.01	(0.09)		(0.03)	0.02	(0.08)
Net realized and unrealized gain (loss) on investments	1.24		1.55	0.42		0.46	(0.02)	(0.09)

Total from investment operations	1.26		1.56	0.33		0.43	0.00	(0.17)

LESS DISTRIBUTIONS:
From net investment income	-		-	-		(0.02)	-	-
From net realized gains on investments	-		-	(0.28)		(0.18)	-	-
From return of capital	-		-	0.00	*	-	-	-

Total distributions	-		-	(0.28)		(0.20)	-	-

Net asset value, end of period	$14.00		$12.74	$11.18		$11.13	$10.90	$10.90

Total return (B)(C)	9.89%	(D)	13.95%	3.01%		4.06%	0.00%	(1.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,878		$3,388	$2,464		$3,110	$5,432	$6,683
Ratios to average net assets
Expenses, before waiver and reimbursement	2.28%	(E)	2.23%	2.29%		2.20%	2.16%	2.21%
Expenses, net waiver and reimbursement (F)	2.23%	(E)	2.18%	2.24%		2.16%	2.11%	2.16%
Net investment income (loss), before waiver and reimbursement	0.27%	(E)	(0.01)%	(0.89)%		(0.31)%	0.09%	(0.79)%
Net investment income (loss), net waiver and reimbursement (F)	0.32%	(E)	0.04%	(0.84)%		(0.27)%	0.14%	(0.74)%
Portfolio turnover rate	13%	(D)	34%	49%		34%	35%	51%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Defensive Strategies Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020		For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$13.55		$11.77	$11.69		$11.45	$11.38	$11.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.17	0.02		0.09	0.14	0.06
Net realized and unrealized gain (loss) on investments	1.31		1.61	0.43		0.47	(0.02)	(0.12)

Total from investment operations	1.41		1.78	0.45		0.56	0.12	(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.10)		-	(0.09)		(0.14)	(0.05)	(0.07)
From net realized gains on investments	-		-	(0.28)		(0.18)	-	-
From return of capital	-		-	0.00	*	-	-	-

Total distributions	(0.10)		-	(0.37)		(0.32)	(0.05)	(0.07)

Net asset value, end of period	$14.86		$13.55	$11.77		$11.69	$11.45	$11.38

Total return (B)(C)	10.45%	(D)	15.12%	3.96%		5.17%	1.04%	(0.54)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,491		$14,750	$5,212		$3,692	$3,071	$2,661
Ratios to average net assets
Expenses, before waiver and reimbursement	1.28%	(E)	1.23%	1.29%		1.20%	1.16%	1.14%
Expenses, net waiver and reimbursement (F)	1.23%	(E)	1.18%	1.24%		1.16%	1.11%	1.09%
Net investment income, before waiver and reimbursement	1.27%	(E)	1.21%	0.16%		0.78%	1.14%	0.44%
Net investment income, net waiver and reimbursement (F)	1.32%	(E)	1.26%	0.21%		0.82%	1.19%	0.49%
Portfolio turnover rate	13%	(D)	34%	49%		34%	35%	51%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.

The accompanying notes are an integral part of these financial statements.

 Timothy Strategic Growth Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018		For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$10.92		$9.48	$9.64	$9.70	$9.48		$8.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.03		0.03	0.04	0.01	0.00	*	(0.04)
Net realized and unrealized gain (loss) on investments	(0.09)		1.75	0.16	(0.04)	0.22		0.79

Total from investment operations	(0.06)		1.78	0.20	(0.03)	0.22		0.75

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.01)	-	-	-		-
From net realized gains on investments	(0.49)		(0.33)	(0.36)	(0.03)	-		-

Total distributions	(0.51)		(0.34)	(0.36)	(0.03)	-		-

Net asset value, end of period	$10.35		$10.92	$9.48	$9.64	$9.70		$9.48

Total return (B)(C)	(0.65)%	(D)	19.15%	2.03%	(0.26)%	2.32%		8.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$35,689		$37,731	$32,260	$32,318	$32,078		$32,767
Ratio of expenses to average net assets (E)	0.93%	(F)	1.10%	1.15%	1.12%	1.10%		1.07%
Ratio of net investment income (loss), to average net assets (E)(G)	0.53%	(F)	0.27%	0.42%	0.16%	0.00%		(0.45)%
Portfolio turnover rate	23%	(D)	22%	47%	50%	8%		36%

* Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Strategic Growth Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$9.50		$8.34	$8.58	$8.70	$8.57	$7.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.05)	(0.03)	0.03	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.07)		1.54	0.15	(0.12)	0.19	0.72

Total from investment operations	(0.08)		1.49	0.12	(0.09)	0.13	0.62

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.49)		(0.33)	(0.36)	(0.03)	-	-

Total distributions	(0.49)		(0.33)	(0.36)	(0.03)	-	-

Net asset value, end of period	$8.93		$9.50	$8.34	$8.58	$8.70	$8.57

Total return (B)(C)	(1.01)%	(D)	18.19%	1.33%	(0.99)%	1.52%	7.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,139		$2,967	$2,743	$3,247	$6,313	$6,966
Ratio of expenses to average net assets (E)	1.68%	(F)	1.85%	1.90%	1.87%	1.85%	1.82%
Ratio of net investment income (loss), to average net assets (E)(G)	(0.22)%	(F)	(0.48)%	(0.32)%	0.35%	(0.70)%	(1.18)%
Portfolio turnover rate	23%	(D)	22%	47%	50%	8%	36%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Conservative Growth Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$11.66		$10.62	$10.66	$10.75	$10.67	$10.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.02		0.02	0.05	0.05	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	(0.23)		1.31	0.30	0.10	0.09	0.63

Total from investment operations	(0.21)		1.33	0.35	0.15	0.11	0.61

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.04)	-	-	-	-
From net realized gains on investments	(0.45)		(0.25)	(0.39)	(0.24)	(0.03)	-

Total distributions	(0.47)		(0.29)	(0.39)	(0.24)	(0.03)	-

Net asset value, end of period	$10.98		$11.66	$10.62	$10.66	$10.75	$10.67

Total return (B)(C)	(1.98)%	(D)	12.63%	3.27%	1.61%	1.06%	6.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$44,420		$46,151	$41,546	$40,590	$42,040	$45,110
Ratio of expenses to average net assets (E)	0.91%	(F)	1.10%	1.12%	1.08%	1.08%	1.04%
Ratio of net investment income (loss) to average net assets (E)(G)	0.42%	(F)	0.20%	0.43%	0.44%	0.14%	(0.20)%
Portfolio turnover rate	18%	(D)	21%	37%	42%	7%	27%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Conservative Growth Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020	For the Year ended September 30, 2019	For the Year ended September 30, 2018		For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$10.29		$9.43	$9.59	$9.76	$9.76		$9.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.02)		(0.06)	(0.03)	0.01	(0.06)		(0.09)
Net realized and unrealized gain (loss) on investments	(0.20)		1.17	0.26	0.06	0.09	(B)	0.58	(B)

Total from investment operations	(0.22)		1.11	0.23	0.07	0.03		0.49

LESS DISTRIBUTIONS:
From net investment income	(0.00)		-	-	-	-		-
From net realized gains on investments	(0.45)		(0.25)	(0.39)	(0.24)	(0.03)		-

Total distributions	(0.45)		(0.25)	(0.39)	(0.24)	(0.03)		-

Net asset value, end of period	$9.62		$10.29	$9.43	$9.59	$9.76		$9.76

Total return (C)(D)	(2.31)%	(E)	11.84%	2.36%	0.94%	0.34%		5.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,085		$5,496	$4,712	$5,504	$9,218		$9,981
Ratio of expenses to average net assets (F)	1.66%	(G)	1.85%	1.87%	1.83%	1.83%		1.79%
Ratio of net investment income (loss), to average net assets (F)(H)	(0.33)%	(G)	(0.56)%	(0.31)%	0.14%	(0.63)%		(0.96)%
Portfolio turnover rate	18%	(E)	21%	37%	42%	7%		27%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.
(D)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(G)	Annualized.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Growth & Income Fund (Class A Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020		For the Year ended September 30, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$11.75		$10.11	$10.60		$10.87		$11.28	$10.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.06	0.09		0.04		0.01	0.01
Net realized and unrealized gain (loss) on investments	0.65		1.68	(0.47)		(0.07)		(0.14)	0.52

Total from investment operations	0.70		1.74	(0.38)		(0.03)		(0.13)	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.10)	(0.11)		(0.05)		(0.01)	(0.01)
From net realized gains on investments	(0.05)		-	-		(0.19)		(0.27)	-
Return of Capital	-		-	0.00	*	(0.00)	*	-	-

Total distributions	(0.10)		(0.10)	(0.11)		(0.24)		(0.28)	(0.01)

Net asset value, end of year	$12.35		$11.75	$10.11		$10.60		$10.87	$11.28

Total return (B)(C)	5.96%	(D)	17.18%	(3.48)%		(0.10)%		(1.22)%	4.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$15,524		$14,191	$13,295		$14,500		$27,716	$30,426
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34%	(E)	1.90%	1.85%		1.69%		1.70%	1.59%
Expenses, net waiver and reimbursement (F)	1.20%	(E)	1.52%	1.50%		1.65%		1.65%	1.54%
Net investment income, before waiver and reimbursement	0.62%	(E)	0.18%	0.55%		0.37%		0.08%	0.03%
Net investment income, net waiver and reimbursement (F)(G)	0.76%	(E)	0.56%	0.90%		0.42%		0.13%	0.08%
Portfolio turnover rate	51%	(D)	43%	39%		167%		56%	118%

*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect sales load.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Growth & Income Fund (Class C Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months ended March 31, 2022		For the Year ended September 30, 2021	For the Year ended September 30, 2020		For the Year ended September 30, 2019		For the Year ended September 30, 2018	For the Year ended September 30, 2017
	(Unaudited)
Net asset value, beginning of period	$11.31		$9.74	$10.21		$10.51		$10.99	$10.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00	*	(0.02)	0.02		(0.03)		(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.64		1.60	(0.45)		(0.07)		(0.14)	0.51

Total from investment operations	0.64		1.58	(0.43)		(0.10)		(0.21)	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.01)	(0.04)		(0.01)		-	-
From net realized gains on investments	(0.05)		-	-		(0.19)		(0.27)	-
Return of Capital	-		-	0.00	*	(0.00)	*	-	-

Total distributions	(0.07)		(0.01)	(0.04)		(0.20)		(0.27)	-

Net asset value, end of year	$11.88		$11.31	$9.74		$10.21		$10.51	$10.99

Total return (B)(C)	5.65%	(D)	16.25%	(4.20)%		(0.82)%		(1.97)%	4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,324		$1,938	$1,719		$2,388		$3,176	$3,006
Ratios to average net assets
Expenses, before waiver and reimbursement	2.09%	(E)	2.65%	2.60%		2.44%		2.45%	2.34%
Expenses, net waiver and reimbursement (F)	1.95%	(E)	2.27%	2.25%		2.40%		2.40%	2.29%
Net investment loss, before waiver and reimbursement	(0.13%)	(E)	(0.57%)	(0.19%)		(0.34%)		(0.67%)	(0.73%)
Net investment income (loss), net waiver and reimbursement (F)(G)	0.01%	(E)	(0.19%)	0.16%		(0.29%)		(0.62%)	(0.68%)
Portfolio turnover rate	51%	(D)	43%	39%		167%		56%	118%

*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return calculation does not reflect redemption fee.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

 Timothy Growth & Income Fund (Class I Shares)

  Selected data based on a share outstanding throughout each period

	For the Six Months		For the Year	For the Year		For the Year		For the Year	For the Year
	ended		ended	ended		ended		ended	ended
	March 31,		September 30,	September 30,		September 30,		September 30,	September 30,
	2022		2021	2020		2019		2018	2017
	(Unaudited)
Net asset value, beginning of period	$11.83		$10.18	$10.67		$10.94		$11.34	$10.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.09	0.12		0.08		0.04	0.03
Net realized and unrealized gain (loss) on investments	0.68		1.69	(0.47)		(0.09)		(0.15)	0.53

Total from investment operations	0.74		1.78	(0.35)		(0.01)		(0.11)	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.13)	(0.14)		(0.07)		(0.02)	(0.03)
From net realized gains on investments	(0.05)		-	-		(0.19)		(0.27)	-
Return of Capital	-		-	0.00	*	(0.00)	*	-	-

Total distributions	(0.12)		(0.13)	(0.14)		(0.26)		(0.29)	(0.03)

Net asset value, end of year	$12.45		$11.83	$10.18		$10.67		$10.94	$11.34

Total return (B)(C)	6.23%	(D)	17.44%	(3.20)%		0.11%		(0.96)%	5.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,406		$2,070	$2,102		$3,182		$3,012	$2,197
Ratios to average net assets
Expenses, before waiver and reimbursement	1.09%	(E)	1.65%	1.60%		1.44%		1.45%	1.34%
Expenses, net waiver and reimbursement (F)	0.95%	(E)	1.27%	1.25%		1.40%		1.40%	1.29%
Net investment income, before waiver and reimbursement	0.87%	(E)	0.43%	0.86%		0.70%		0.33%	0.27%
Net investment income, net waiver and reimbursement (F)(G)	1.01%	(E)	0.81%	1.21%		0.75%		0.38%	0.32%
Portfolio turnover rate	51%	(D)	43%	39%		167%		56%	118%

*	Amount is less than $0.005 per share
(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(B)	Total return represents aggregate total return based on Net Asset Value.
(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized. in which the Fund invests.
(F)	This expense decrease from the voluntary waiver is reflected in both the net expense and the net investment income ratios shown.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2022 (Unaudited)

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2022, the Trust consisted of eighteen series. These financial statements include the following twelve series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-20% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-20% of its net assets in the Timothy Fixed Income Fund; approximately 0-40% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-20% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-30% of its net assets in the Timothy Plan International ETF; and approximately 0-20% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 0-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5%

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 0-20% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 5-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-10% of its net assets in the Timothy Plan Israel Common Values Fund; approximately 0-30% of its net assets in the Timothy Plan U.S. Large/Mid Cap Core ETF; approximately 0-25% of its net assets in the Timothy Plan High Dividend Stock ETF; approximately 0-25% of its net assets in the Timothy Plan International ETF; and approximately 0-15% of its net assets in the Timothy Plan Small Cap Core ETF.

The Timothy Plan Growth & Income Fund’s investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the Advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold, including but not limited to:

•	Global or regional political, economic or financial events and situations;

•	Investors’ expectations with respect to the rate of inflation;

•	Currency exchange rates;

•	Interest rates; and

•	Investment and trading activities of hedge funds and commodity funds.

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust, except Strategic Growth Fund and Conservative Growth Fund: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of March 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, the adjustments for equalization debits, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended September 30, 2021, as follows:

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Aggressive Growth Fund	$668,260	$(668,260)
International Fund	10,555	(10,555)
Large/Mid Cap Growth Fund	201,147	(201,147)
Small Cap Value Fund	873,410	(873,410)
Large/Mid Cap Value Fund	705,356	(705,356)
Fixed Income Fund	-	-
High Yield Bond Fund	128,597	(128,597)
Israel Common Values Fund	(815,379)	815,379
Defensive Strategies Fund	4,550	(4,550)
Strategic Growth Fund	158,440	(158,440)
Conservative Growth Fund	190,284	(190,284)
Growth & Income Fund	4,356	(4,356)

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Timothy Plan Defensive Strategies Fund.

Note 2 | Security Valuation and Fair Value Measurements

The Funds’ securities are valued at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS –The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at March 31, 2022, and there were no options transactions for the six months ended March 31, 2022.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, preferred stock, ADRs, REITs, LPs, LLCs, PLCs, GDRs and NVDRs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, convertible bonds, government mortgage-backed securities, government notes and bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2022:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$42,518,055	$-	$-	$42,518,055
Money Market Fund	3,761,786	-	-	3,761,786
Total	$46,279,841	$-	$-	$46,279,841

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$130,245,307	$289,642	$-	$130,534,949
Money Market Fund	6,459,304	-	-	6,459,304
Total	$136,704,611	$289,642	$-	$136,994,253

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$112,380,449	$-	$-	$112,380,449
Exchange Traded Funds	26,200,101	-	-	26,200,101
Money Market Fund	6,655,107	-	-	6,655,107
Total	$145,235,657	$-	$-	$145,235,657

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$143,379,141	$-	$-	$143,379,141
Exchange Traded Fund	19,124,166	-	-	19,124,166
Money Market Fund	1,459,746	-	-	1,459,746
Total	$163,963,053	$-	$-	$163,963,053

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$210,012,852	$-	$-	$210,012,852
Exchange Traded Funds	63,697,915	-	-	63,697,915
Money Market Fund	8,731,881	-	-	8,731,881
Total	$282,442,648	$-	$-	$282,442,648

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$27,988,747	$-	$27,988,747
Non U.S. Government & Agencies	-	3,949,807	-	3,949,807
U.S. Government & Agencies	-	96,404,334	-	96,404,334
Money Market Fund	2,049,591	-	-	2,049,591
Total	$2,049,591	$128,342,888	$-	$130,392,479

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$133,534,831	$-	133,534,831
Convertible Bonds	-	3,059,875	-	3,059,875
Preferred Stock	6,445	-	-	6,445
Money Market Fund	1,090,562	-	-	1,090,562
Total	$1,097,007	$136,594,706	$-	$137,691,713

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$130,100,661	$-	$-	$130,100,661
Money Market Fund	7,477,469	-	-	7,477,469
Total	$137,578,130	$-	$-	$137,578,130

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$33,146,220	$-	$-	$33,146,220
Exchange Traded Fund	1,492,640	-	-	1,492,640
Treasury Inflation Protected Securities (TIPS)	-	20,218,558	-	20,218,558
Closed End Fund	3,771,100	-	-	3,771,100
Alternative Investments	11,900,314	-	-	11,900,314
Money Market Fund	5,157,393	-	-	5,157,393
Total	$55,467,667	$20,218,558	$-	$75,686,225

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,922,165	$-	$-	$21,922,165
Mutual Funds	15,686,419	-	-	15,686,419
Money Market Fund	1,223,258	-	-	1,223,258
Total	$38,831,842	$-	$-	$38,831,842

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,251,398	$-	$-	$19,251,398
Mutual Funds	28,262,806	-	-	28,262,806
Money Market Fund	1,980,436	-	-	1,980,436
Total	$49,494,640	$-	$-	$49,494,640

Growth & Income Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$1,345,028	$-	$1,345,028
Non U.S. Government & Agencies	-	209,571	-	209,571
U.S. Government & Agencies	-	5,502,694	-	5,502,694
Exchange Traded Funds	12,693,528	-	-	12,693,528
Money Market Fund	82,999	-	-	82,999
Total	$12,776,527	$7,057,293	$-	$19,833,820

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period presented.

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2022:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$12,316,263	$-	$16,516,934
International	-	16,877,751	-	5,343,708
Large/Mid Cap Growth *	-	31,435,729	-	22,965,496
Small Cap Value *	-	35,642,626	-	37,974,353
Large/Mid Cap Value *	-	80,939,296	-	64,773,988
Fixed Income	67,597,339	-	48,705,053	5,496,989
High Yield Bond	-	33,603,383	-	19,443,812
Israel Common Values	-	12,455,540	-	3,339,904
Defensive Strategies	-	17,429,526	-	3,454,150
Strategic Growth *	-	9,159,956	-	10,670,009
Conservative Growth *	-	9,074,809	-	10,605,161
Growth & Income *	5,371,347	5,043,675	3,217,832	6,533,130

* The security transactions are inclusive of purchases and sales of affiliated funds.

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 25-26, 2021. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, the Timothy Plan Growth & Income and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund, the Small Cap Value Fund and the Large/Mid Cap Value Fund to 0.80%; from the Aggressive Growth Fund to 0.75%; from the High Yield Bond Fund and the Defensive Strategies Fund to 0.55%; from the Growth & Income Fund to 0.70%; and from the Fixed Income Fund to 0.40%. From January 1, 2022 through March 31, 2022 TPL voluntarily reduced the fee it receives from the High Yield Bond Fund to 0.50%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustees of the Funds is also an officer and owner of the Advisor.

For the six months ended March 31, 2022, TPL waived advisory fees for the Funds as follows:

Fund	Six Months Ended March 31, 2022
Aggressive Growth Fund	$25,645
International Fund	34,329
Large/Mid Cap Growth Fund	35,579
Small Cap Value Fund	43,113
Large/Mid Cap Value Fund	68,341
Fixed Income Fund	125,685
High Yield Bond Fund	54,638
Defensive Strategies Fund	16,470
Growth & Income Fund	14,604

The Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund and the Growth & Income Fund invested a portion of assets in the Timothy Plan High Dividend Stock Enhanced ETF, the Timothy Plan High Dividend Stock ETF, the Timothy Plan US Large/Mid Cap Core Enhanced ETF, the Timothy Plan US Large/Mid Cap Core ETF and the Timothy Plan US Small Cap Core ETF. The Adviser has agreed to waive its advisory fee on the portion of the Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund and the Growth & Income Fund assets that are invested in the ETF’s. For the six months ended March 31, 2022, the Funds’ waived fees as follows pursuant to that arrangement.

Fund	Six Months Ended March 31, 2022
Large/Mid Cap Growth Fund	104,639
Small Cap Value Fund	76,906
Large/Mid Cap Value Fund	248,591
Growth & Income Fund	43,800

TPL, with the prior approval of the Board and shareholders of the applicable Fund, has engaged the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to the Funds. TPL pay the Investment Managers as follows:

Barrow Hanley

As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20,000 in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth and Income Fund , Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20,000,00 of the average net assets in the fixed income allocation of the Fund.

Chartwell

As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Chilton

For its services rendered to the DS Fund, Adviser will pay to Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets allocated to the REIT sleeve of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

CoreCommodity

As compensation for its services to the Fund, CORE receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

Eagle

As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

Westwood

As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Ultimus Fund Services, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

   Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund or share class.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values and Timothy Plan Growth & Income Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months March 31, 2022, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees

Six Months Ended
March 31, 2022
Aggressive Growth	$60,898
International	85,069
Large/Mid Cap Growth	184,721
Small Cap Value	172,220
Large/Mid Cap Value	296,737
Fixed Income	171,726
High Yield Bond	114,487
Israel Common Values	148,129
Defensive Strategies	74,467
Strategic Growth	11,536
Conservative Growth	20,302
Growth & Income	29,118

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the six months ended March 31, 2022, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth	$10,777	$223
International	11,148	76
Large/Mid Cap Growth	32,985	170
Small Cap Value	15,083	309
Large/Mid Cap Value	31,548	1,389
Fixed Income	24,641	2,451
High Yield Bond	18,900	256
Israel Common Values	15,284	1,949
Defensive Strategies	12,825	50
Strategic Growth	5,216	188
Conservative Growth	11,565	366
Growth & Income	4,724	59

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2022, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds
International	13.86%
Fixed Income	36.68%
High Yield Bond	9.26%
Defensive Strategies	19.18%

Note 6 | Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2022, 38.1% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock Enhanced ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2022, 39.8% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock ETF.

Note 7 | Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Timothy Plan Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2022, with affiliates:

Large/Mid Cap Growth	Six Months Ended March 31, 2022
Fund	Fair Value September 30, 2021	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2022
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$1,885,976	$14,942,550	$-	$59,020	$-	$(272,120)	$16,556,406
Timothy Plan US Large/Mid Cap Core ETF	23,152,773	-	14,877,924	45,583	4,843,924	(3,475,078)	9,643,695
Total	$25,038,749			$104,603	$4,843,924	$(3,747,198)	$26,200,101

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

Small Cap Value	Six Months Ended March 31, 2022
Fund	Fair Value September 30, 2021	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2022
Timothy Plan US Small Cap Core ETF	$19,173,988	$-	$-	$101,735	$-	$(49,822)	$19,124,166

Large/Mid Cap Value	Six Months Ended March 31, 2022

Fund	Fair Value September 30, 2021	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2022
Timothy Plan High Dividend Stock Enhanced ETF	$802,943	$13,967,100	$-	$143,560	$-	$906,320	$15,676,363
Timothy Plan High Dividend Stock ETF	26,150,161	-	14,006,179	164,553	2,762,929	(295,561)	14,611,350
Timothy Plan US Large/Mid Cap Core Enhanced ETF	1,885,976	15,991,150	-	62,592	-	(297,140)	17,579,986
Timothy Plan US Large/Mid Cap Core ETF	30,116,013	-	15,993,768	69,231	5,207,218	(3,499,247)	15,830,216
Total	$58,955,093			$439,936	$7,970,147	$(3,185,628)	$63,697,915

Strategic Growth	Six Months Ended March 31, 2022

Fund	Fair Value September 30, 2021	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2022
Aggressive Growth	$-	$-	$-	$-	$-		$-
International	$4,026,138	$261,873	$927,647	$14,971	$276,995	$(555,907)	$3,081,452
Fixed Income	7,781,458	758,947	1,376,146	33,322	34,263	(471,505)	6,727,017
High Yield Bond	2,119,374	641,677	267,007	57,971	25,200	(179,446)	2,339,798
Defensive Strategies	2,884,121	842,343	494,360	19,277	120,205	185,843	3,538,152
Timothy Plan High Dividend Stock Enhanced ETF	1,194,681	2,320,373	398,869	35,343	14,354	264,803	3,395,342
Timothy Plan High Dividend Stock ETF	1,788,261	-	1,899,643	3,918	428,172	(316,790)	-
Timothy Plan International ETF	9,157,507	46,156	454,299	82,681	52,141	(514,914)	8,286,591
Timothy Plan US Large/Mid Cap Core Enhanced ETF	3,007,765	4,288,588	509,140	26,815	7,822	38,359	6,833,394
Timothy Plan US Large/Mid Cap Core ETF	3,793,886	-	4,053,082	2,690	1,319,873	(1,060,677)	-
Timothy Plan US Small Cap Core ETF	3,696,976	-	289,816	19,060	81,230	(81,552)	3,406,838
Total	$39,450,167			$296,048	$2,360,255	$(2,691,786)	$37,608,584

Conservative Growth	Six Months Ended March 31, 2022

Fund	Fair Value September 30, 2021	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2022
International	$3,326,366	$248,432	$633,360	$12,946	$161,724	$(406,738)	$2,696,424
Fixed Income	21,117,696	950,017	1,985,074	93,281	(28,238)	(1,218,635)	18,835,766
High Yield Bond	2,963,127	603,962	123,352	79,409	11,714	(228,593)	3,226,858
Defensive Strategies	3,142,415	462,296	420,705	18,859	107,711	212,041	3,503,758
Timothy Plan High Dividend Stock Enhanced ETF	759,146	1,598,220	262,496	23,740	10,913	183,021	2,288,804
Timothy Plan High Dividend Stock ETF	1,014,128	-	1,077,293	2,222	309,995	(246,830)	-
Timothy Plan International ETF	7,084,554	164,793	787,677	61,826	97,065	(425,835)	6,132,900
Timothy Plan US Large/Mid Cap Core Enhanced ETF	3,044,505	5,047,089	691,384	28,967	14,350	41,862	7,456,422
Timothy Plan US Large/Mid Cap Core ETF	4,063,782	-	4,341,415	2,881	1,489,567	(1,211,934)	-
Timothy Plan US Small Cap Core ETF	3,653,736	-	282,405	18,791	80,928	(78,987)	3,373,272
Total	$50,169,455			$342,922	$2,255,729	$(3,380,628)	$47,514,204

Growth & Income	Six Months Ended March 31, 2022

Fund	Fair Value September 30, 2021	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2022
Timothy Plan High Dividend Stock Enhanced ETF	$2,433,160	$5,043,675	$-	$77,783	$-	$593,893	$8,070,728
Timothy Plan High Dividend Stock ETF	9,434,568	-	5,677,772	57,162	1,130,502	(264,498)	4,622,800
Total	$11,867,728			$134,945	$1,130,502	$329,395	$12,693,528

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 8 | Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2022, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aggressive Growth	$35,976,513	$11,172,337	$(869,009)	$10,303,328
International	109,910,154	31,478,880	(4,394,781)	27,084,099
Large/M id Cap Growth	103,662,969	44,566,473	(2,993,785)	41,572,688
Small Cap Value	152,162,372	21,994,070	(10,193,389)	11,800,681
Large/M id Cap Value	215,254,725	72,708,665	(5,520,742)	67,187,923
Fixed Income	130,531,889	257,676	(6,250,722)	(5,993,046)
High Yield Bond	143,684,958	1,430,832	(7,424,077)	(5,993,245)
Israel Common Values	73,873,076	67,359,513	(3,654,459)	63,705,054
Defensive Strategies	63,988,752	13,053,563	(1,356,090)	11,697,473
Strategic Growth	36,583,973	2,853,300	(605,431)	2,247,869
Conservative Growth	48,047,060	2,785,288	(1,337,708)	1,447,580
Growth & Income	18,368,325	1,802,561	(337,066)	1,465,495

Note 9 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2021 and the fiscal year ended September 30, 2020 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2021
Ordinary Income	$-	$322,810	$-	$381,400
Long-term Capital Gains	2,250,728	-	1,972,013	-

	$2,250,728	$322,810	$1,972,013	$381,400

Year ended September 30, 2020
Ordinary Income	$-	$719,040	$-	$401,399
Long-term Capital Gains	-	-	3,719,674	5,136,073
Return of Capital	-	426	-	-
	$-	$719,466	$3,719,674	$5,537,472

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values*	Defensive Strategies
Year ended September 30, 2021
Ordinary Income	$4,829,716	$1,398,718	$4,521,889	$-	$-
Long-term Capital Gains	2,241,234	-	-	-	-

	$7,070,950	$1,398,718	$4,521,889	$-	$-

Year ended September 30, 2020
Ordinary Income	$980,213	$1,408,178	$3,368,743	$876,698	$538,485
Long-term Capital Gains	23,456,393	-	-	3,222	586,619
Return of Capital	-	-	-	18,224	4,811
	$24,436,606	$1,408,178	$3,368,743	$898,144	$1,129,915

	Strategic Growth	Conservative Growth	Growth & Income Fund
Year ended September 30, 2021
Ordinary Income	$78,822	$173,742	$137,308
Long-term Capital Gains	1,207,004	1,068,245	4,742
	$1,285,826	$1,241,987	$142,050

Year ended September 30, 2020
Ordinary Income	$-	$96,249	$186,187
Long-term Capital Gains	1,336,492	1,589,656	-
Return of Capital	-	-	1,620
	$1,336,492	$1,685,905	$187,807

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

* The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $322,810 for the fiscal year ended September 30, 2021 for the International Fund, and $101,802 for fiscal year ended September 30, 2020 for Israel Common Values Fund, which has been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes. Strategic Growth Fund had $21,486 of foreign taxes paid and Conservative Growth Fund had $17,056 included with distributions as well.

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund
Undistributed Ordinary Income	$140,857	$780,414	$-	$10,878,081
Long-Term Capital Gains	3,312,762	-	8,186,840	3,320,891
Capital Loss Carry Forward	-	(161,975)	-	-
Unrealized Appreciation (Depreciation)	15,217,267	37,135,799	47,016,324	26,064,206
	$18,670,886	$37,754,238	$55,203,164	$40,263,178

	Large/Mid Cap Value Fund	Fixed Income Fund	High Yield Bond Fund	Israel Common Values Fund
Undistributed Ordinary Income	$104,458	$14,609	$401,161	$-
Long-Term Capital Gains	11,134,625	-	-	-
Capital Loss Carry Forward	-	(1,097,003)	-	(900,215)
Unrealized Appreciation (Depreciation)	63,193,993	1,947,769	4,093,660	50,468,141
	$74,433,076	$865,375	$4,494,821	$49,567,926

	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Growth & Income Fund
Undistributed Ordinary Income	$338,983	$90,570	$67,682	$-
Long-Term Capital Gains	-	1,827,872	1,998,744	75,004
Capital Loss Carry Forward	(153,204)	-	-	-
Unrealized Appreciation (Depreciation)	7,599,169	4,939,655	4,828,208	1,577,010
	$7,784,948	$6,858,097	$6,894,634	$1,652,014

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for C-Corporation return of capital distributions and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(13), $36, $(5), $(206) for the International, Defensive Strategies, Large-Mid Cap Growth, and Israel Common Values Funds, respectively.

Note 10 | Capital Loss Carryforwards, Post October and Other Losses

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
International Fund	$161,975	$-	$161,975	$3,794,230
Small Cap Value Fund	-	-	-	5,073,326
Fixed Income Fund	1,097,003	-	1,097,003	138,088
High Yield Bond Fund	-	-	-	1,097,080
Israel Common Values Fund	900,215	-	900,215	-
Defensive Strategies Fund	-	153,204	153,204	1,302,749
Growth & Income Fund	-	-	-	421,773

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Note 11 | NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (‘‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

Notes to Financial Statements

March 31, 2022 (Unaudited) (Continued)

Timothy Plan Family of Funds

Note 12 | SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Note 13 | TAX INFORMATION

The Strategic Growth and Conservative Growth Funds designate the following for federal income tax purposes for the year ended September 30, 2021:

	Foreign Taxes paid	Foreign Source Income
Strategic Growth Fund	$21,486	$191,414
Conservative Growth Fund	17,056	151,947

Expense Examples – (Unaudited)

March 31, 2022

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2021, through March 31, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$ 941.70	$ 8.76
Hypothetical - Class A **	$1,000.00	$1,015.91	$ 9.10
Actual - Class C *	$1,000.00	$ 938.40	$12.37
Hypothetical - Class C **	$1,000.00	$1,012.17	$12.84
Actual - Class I *	$1,000.00	$ 942.30	$ 7.55
Hypothetical - Class I **	$1,000.00	$1,017.15	$ 7.85

*

Expenses are equal to the Fund’s annualized expense ratio of 1.81% for Class A, 2.56% for Class C and 1.56% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -5.83% for Class A, -6.16% for Class C and -5.77% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2022

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$ 920.20	$ 9.10
Hypothetical - Class A **	$1,000.00	$1,015.46	$ 9.55
Actual - Class C *	$1,000.00	$ 912.60	$12.64
Hypothetical - Class C **	$1,000.00	$1,011.72	$13.29
Actual - Class I *	$1,000.00	$ 923.50	$ 7.91
Hypothetical - Class I **	$1,000.00	$1,016.70	$ 8.30

*

Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Class A, 2.65% for Class C and 1.65% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -7.98% for Class A, -8.74% for Class C, and -7.65% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$1,018.10	$ 6.89
Hypothetical - Class A **	$1,000.00	$1,018.10	$ 6.89
Actual - Class C *	$1,000.00	$1,013.90	$10.64
Hypothetical - Class C **	$1,000.00	$1,014.36	$10.65
Actual - Class I *	$1,000.00	$1,019.20	$ 5.64
Hypothetical - Class I **	$1,000.00	$1,019.35	$ 5.64

*

Expenses are equal to the Fund’s annualized expense ratio of 1.37% for Class A, 2.12% for Class C and 1.12% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.81% for Class A, 1.39% for Class C, and 1.92% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$ 983.60	$ 8.01
Hypothetical - Class A **	$1,000.00	$1,016.85	$ 8.15
Actual - Class C *	$1,000.00	$ 980.20	$11.70
Hypothetical - Class C **	$1,000.00	$1,013.11	$11.90
Actual - Class I *	$1,000.00	$ 984.90	$ 6.78
Hypothetical - Class I **	$1,000.00	$1,018.10	$ 6.89

*

Expenses are equal to the Fund’s annualized expense ratio of 1.62% for Class A, 2.37% for Class C and 1.37% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -1.64% for Class A, -1.98% for Class C, and -1.51% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2022

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$1,084.00	$ 6.86
Hypothetical - Class A **	$1,000.00	$1,018.35	$ 6.64
Actual - Class C *	$1,000.00	$1,080.70	$10.74
Hypothetical - Class C **	$1,000.00	$1,014.61	$10.40
Actual - Class I *	$1,000.00	$1,085.60	$ 5.56
Hypothetical - Class I **	$1,000.00	$1,019.60	$ 5.39

*

Expenses are equal to the Fund’s annualized expense ratio of 1.32% for Class A, 2.07% for Class C, and 1.07% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.40% for Class A, 8.07% for Class C, and 8.56% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$ 942.40	$4.26
Hypothetical - Class A **	$1,000.00	$1,020.54	$4.43
Actual - Class C *	$1,000.00	$ 939.30	$7.88
Hypothetical - Class C **	$1,000.00	$1,016.80	$8.20
Actual - Class I *	$1,000.00	$ 944.00	$3.05
Hypothetical - Class I **	$1,000.00	$1,021.79	$3.18

*

Expenses are equal to the Fund’s annualized expense ratio of 0.88% for Class A, 1.63% for Class C, and 0.63% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -5.76% for Class A, -6.07% for Class C, and -5.60% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$ 959.10	$5.18
Hypothetical - Class A **	$1,000.00	$1,019.65	$5.34
Actual - Class C *	$1,000.00	$ 954.20	$8.82
Hypothetical - Class C **	$1,000.00	$1,015.91	$9.10
Actual - Class I *	$1,000.00	$ 960.20	$3.96
Hypothetical - Class I **	$1,000.00	$1,020.89	$4.08

**

Expenses are equal to the Fund’s annualized expense ratio of 1.06% for Class A, 1.81% for Class C, and 0.81% for Class I which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -4.09% for Class A, -4.58% for Class C, and -3.98% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2022

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$1,103.30	$ 7.76
Hypothetical - Class A **	$1,000.00	$1,017.55	$ 7.44
Actual - Class C *	$1,000.00	$1,098.90	$11.67
Hypothetical - Class C **	$1,000.00	$1,013.81	$11.20
Actual - Class I *	$1,000.00	$1,104.50	$ 6.45
Hypothetical - Class I **	$1,000.00	$1,018.80	$ 6.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.48% for Class A, 2.23% for Class C and 1.23% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.33% for Class A, 9.89% for Class C and 10.45% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$ 993.50	$4.62
Hypothetical - Class A **	$1,000.00	$1,020.29	$4.68
Actual - Class C *	$1,000.00	$ 989.90	$8.33
Hypothetical - Class C **	$1,000.00	$1,016.55	$8.45

*

Expenses are equal to the Fund’s annualized expense ratio of 0.93% for Class A and 1.68% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -0.65% for Class A and -1.01% for Class C for the six-month period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$ 980.20	$4.49
Hypothetical - Class A **	$1,000.00	$1,020.39	$4.58
Actual - Class C *	$1,000.00	$ 976.90	$8.18
Hypothetical - Class C **	$1,000.00	$1,016.65	$8.35

*

Expenses are equal to the Fund’s annualized expense ratio of 0.91% for Class A and 1.66% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of -1.98% for Class A and -2.31% for Class C for the six-month period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

Expense Examples – (Unaudited)(Continued)

March 31, 2022

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$1,104.50	$ 7.77
Hypothetical - Class A **	$1,000.00	$1,017.55	$ 7.44
Actual - Class C *	$1,000.00	$1,100.90	$11.68
Hypothetical - Class C **	$1,000.00	$1,013.81	$11.20
Actual - Class I *	$1,000.00	$1,105.80	$ 6.46
Hypothetical - Class I **	$1,000.00	$1,018.80	$ 6.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.48% for Class A, 2.23% for Class C and 1.23% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.45% for Class A, 10.09% for Class C and 10.58% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

GROWTH & INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

	10/1/2021	3/31/2022	10/1/2021 through 3/31/2022
Actual - Class A *	$1,000.00	$1,059.60	$ 6.16
Hypothetical - Class A **	$1,000.00	$1,018.95	$ 6.04
Actual - Class C *	$1,000.00	$1,056.50	$10.00
Hypothetical - Class C **	$1,000.00	$1,015.21	$ 9.80
Actual - Class I ***	$1,000.00	$1,062.30	$ 4.88
Hypothetical - Class I **	$1,000.00	$1,020.19	$ 4.78

*

Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Class A, 1.95% for Class C and 0.95% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the partial year period). The Growth & Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.96% for Class A, 5.65% for Class C and 6.23% for Class I for the period of October 1, 2021, to March 31, 2022.

**	Assumes a 5% return before expenses.

Supplemental Information

March 31, 2022 (Unaudited)

Timothy Plan Family of Funds

Investment Advisory Agreements between the Trust and Timothy Partners, Ltd. (“TPL”)

The Trustees considered the Investment Advisory Agreements between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”), for all Funds in the Trust. The Trustees first noted the discussions that had taken place the day before with Mr. Ally, and the information he had provided to the Trustees on behalf of TPL. The Trustees incorporated those discussions into their considerations. Trust counsel again reviewed the standards of review required of Trustees, and Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements. Fund counsel also reviewed the five required areas of inquiry that a Trustees must consider when renewing such agreements. Mr. Jones then answered questions from the Trustees relating to their obligations. After receiving satisfactory answers from Trust counsel, the Trustees began their consideration of the Advisory Agreements.

The Trustees reviewed the questionnaire responses provided by TPL and the related documents in support of those responses. With respect to the questionnaire responses, the Trustees noted that the questionnaire appeared to fully include requests for information relating to all five areas of required inquiry, and that with two exceptions, TPL’s responses appeared to be more than adequate. The Trustees then generally reviewed TPL’s responses, including but not limited to the conduct of its business operations and personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Trustees had requested and received financial statements of TPL for its fiscal year ended December 31, 2021, and noted that updated financial statements were provided at each Trustees Meeting.

Initially, the Trustees reviewed and discussed at length the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The Trustees noted that the Adviser had managed the Funds since their inceptions, had developed, implemented and provided continuous monitoring of the Biblically Responsible Investing (BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’ various sub-advisers, and provided general management services to the Trust. In each of these areas, the Trustees unanimously agreed that TPL had performed well and had met or exceeded the Trustees’s expectations.

The Trustees reviewed reports from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Trustees in advance of the meeting. The Trustees considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. The Trustees also noted that the Adviser had been voluntarily waiving a portion of its advisory fee for several Trust funds in order to lower the overall expenses of those Funds. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by TPL for each Fund were not as low as some of its competitors, but the fees were not as high or higher than other competitors. Given that TPL’s fees fell into the upper median of fees charged, the Trustees concluded that the fees were not so high as to fall outside the realm of fees negotiated at arms length. Further, the Trustees noted with approval that the Adviser was voluntarily waiving a portion of its fees for certain Funds. That fact reinforced the Trustees’ conclusion that TPL was charging appropriate fees. In light of the unique facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Trustees next discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Trustees noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds.

The Trustees also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that TPL’s current fee structure did not include breakpoints that would reduce the Adviser’s fee rate as the Fund grew in assets. The Trustees noted the discussion with Mr. Ally, where he acknowledged that at some point, breakpoints would be appropriate for certain Funds, but not at present. The Trustees also noted that the Adviser was currently voluntarily waiving a portion of its fees for certain Funds, which acted as a substitute for formal breakpoints. After full discussion, the Trustees agreed that breakpoints should be considered at some point to better allow the Funds to achieve economies of scale, but would not impose them at this time.

The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Trustees noted that comprehensive performance information was provided at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Trustees, in its review of performance, generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment return. The Trustees acknowledged that the screening process employed by TPL disqualified a number of companies that constituted major contributors to the Funds’ underlying benchmark indices. Accordingly, th Trustees noted that in rising markets, absent compensating efforts by the Adviser and Sub-Advisers, the Funds would tend to under perform the market. In falling markets, the opposite should be the general case. After review of the Funds’ performance over time, the Trustees concluded that Fund performance was adequate and that the Adviser was performing this function in a professional manner. Further, the Trustees noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline.

The Trustees then reviewed the internal operations of TPL and examined whether or not TPL received any ancillary benefits from its relationship with the Trust. The Trustees noted that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the Funds. The Trustees further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Trustees’s attention and responsible remedies offered and executed. The Trustees then discussed two questionnaire responses from TPL relating to TPL’s internal operations. First, the Trustees discussed TPL’s response to the question concerning compensation and whether TPL had a compensation plan in place to attract and retain highly qualified individuals. The Trustees expressed concern that TPL’s response did not provide sufficient detail to allow the Trustees to

Supplemental Information (Continued)

March 31, 2022 (Unaudited)

Timothy Plan Family of Funds

come to a reasonable conclusion with respect to this issue. Further, TPL had disclosed that during the past year, two of its wholesaler staff had resigned. Further inquiry had revealed that their resignations were compensation related. After full discussion, the Trustees agreed that the Adviser should be offered the opportunity to provide a more comprehensive response, especially with respect to recruiting and retaining quality personnel. Next, the Trustees reviewed TPL’s proposed succession plan. The Trustees noted that the succession plan did not address the scenario where the head of TPL suddenly died or became incapacitated. This was problematic because during the prior day’s discussions with Mr. Ally, he had informed the Trustees that his proposed succession plan would not be immediately implemented because his chosen successors were not currently qualified to take over and he was not yet ready to step down. The Trustees were also very concerned about the qualifications, both now and in the future, of the personnel chosen by Mr. Ally to succeed him. The Trustees, several of whom are highly experienced businessmen, noted how rare it is for a person to possess all the business acumen and qualities that Art Ally possesses. The Trustees noted that in his succession Plan, Mr. Ally designated three different people to take over functions that he now performs alone. The Trustees also noted how difficult it is for a family business to make the transition from a family business to a large enterprise. The Trustees agreed that the Trust was no longer a small business, but was transitioning into a large enterprise, and in order to successfully make that transition, highly professional and experienced personnel would be required at the Adviser. The Trustees lastly noted for the record that in March, 2020, they had dispatched Mr. Ross and Mr. Jones to meet in person with Mr. Ally and express their concern with Mr. Ally’s succession planning. The Trustees unanimously agreed that the Adviser’s current succession plan is inadequate. The Trustees then formed a Succession Committee composed of Messrs. Ross, Mulder and Bissonette to work with the Adviser to create an acceptable succession plan that addressed both catastrophic and longer term scenarios.

After careful discussion and consideration, the Independent Trustee, themselves constituting a majority of the Trustees’s Trustees, unanimously voted to renew the Advisory Agreements until August 31, 2022 in order to give the Adviser sufficient time to address the Trustees concerns relating to compensation and succession. Mr. Ally and Mr. Tsague, by proxy given to Alan Ross, abstained from the vote. The Succession Committee was tasked with interfacing with the Advisor and working with Mr. Ally in an effort to address those concerns. In approving the renewal of the IA Agreement, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the IA Agreement renewal.

Subsequent considerations from the Timothy Plan Board Meeting held on May 13, 2022. Following the final panel presentation, the Independent Trustees met with legal counsel outside the presence of Trust management and the Interested Trustees.

The Independent Trustees discussed general Trust matters, then turned their attention to the ongoing discussions with the Adviser concerning the Adviser’s short and long term succession plans. The Succession Committee, composed of John Mulder, Alan Ross and Dale Bissonnette, reported on the progress being made and the activities of Patrice Tsague in working with the Adviser to develop a robust and workable plan. The Committee reported that it had made several recommendations to the Adviser and Mr. Tsague, among the most important of which was emphasizing the need to have a two-pronged succession plan covering long term outlook and sudden catastrophic loss.

The Committee reported that it had become apparent that the Adviser, despite its best efforts, would be hard pressed to complete its work before the August Board Meeting. The Trustees then discussed at length the steps they could take to both relieve the pressure on the Adviser and also continue to make the Adviser aware of how important this matter was to the Board.

After full and complete discussions concerning succession and the Adviser’s process in creating a robust plan, and in order to demonstrate the Trustee’s concern that the Adviser engage in a professional process of identifying highly qualified candidates for executive management positions, the Independent Trustees agreed to strongly recommend that the Adviser take the following actions to ensure that it successfully develops an appropriate succession plan in a timely manner;

1.

The Adviser should engage the services of an independent, third party professional search and evaluation firm (the “Firm”) and pay all costs associated with its efforts to assist in the development of its succession plan; and

2.	The Firm will develop full job descriptions and qualification criteria for each executive management position; and

3.	The Firm will evaluate existing staff at the Adviser with the goal of identifying personnel who are qualified to assume the role of Chief Executive Officer, both in the short and long term; and

4.	The Firm will evaluate and propose candidates from outside the Adviser, based on the job descriptions and qualification requirements it has developed.

After full and complete discussion, with each Trustee individually consenting to the proposed recommendations to the Adviser, and after consultation with legal counsel, the Independent Trustees, being a majority of the entire Board, resolved that the Investment Advisory Agreement by and between the Trust and Timothy Partners, Ltd. be renewed and extended until February 28, 2023.

Victory Capital Management: Sub-Advisor to the US Large Mid Cap Core ETF, High Dividend Stock ETF, International ETF, and US Small Cap Core ETF.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Victory Capital Management (“Victory”), on behalf of the Timothy Plan US Large Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Small Cap Core ETF, US Large Mid Cap Core Enhanced ETF and High Dividend Stock Enhanced ETF. The Trustees considered the following factors in arriving at its conclusions to renew the Victory Sub-Advisory Agreement. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Victory and the job it had done for the ETF’s over the past year, and his opinion that without question the Victory Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day

Supplemental Information (Continued)

March 31, 2022 (Unaudited)

Timothy Plan Family of Funds

by UBS PRIME Consultants. The Trustees then considered the fees charged by Victory in light of the services provided by Victory. The Trustees noted that the fees payable to Victory were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Victory. After full and careful consideration, the Trustees, the Trustees agreed that the fees charged by Victory and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Victory. Next, the Trustees discussed the nature, extent and quality of Victory’s services to each Fund, including the investment performance of the Funds under Victory’s investment management. The Trustees generally approved of Victory’s performance, noting that the Funds managed by Victory invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted the Funds managed by Victory were ETF’s based on proprietary indices and that fund performance should closely follow index performance. The Trustees noted that they had examined ETF performance vs each Fund’s index and the performance correlations were adequate. The Trustees noted with approval Victory’s ongoing efforts to maintain such consistent investment discipline, as well as Victory’s service to the Funds in creating, implementing and monitoring the proprietary indices upon which the ETF’s were built. Next, the Trustees considered whether Victory’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was moot with respect to the Victory Sub-Advisory Agreement because Victory was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the Victory Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Victory Sub-Advisory Agreement, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the Victory Sub-Advisory Agreement renewal. Mr. Ally and Mr. Tsague voted by proxy held by Mr. Ross.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds. The Trustees considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Westwood and the job it had done for the Funds over the past year, and his opinion that without question the Westwood Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day by UBS PRIME Consultants. The Trustees then considered the fees charged by Westwood in light of the services provided by Westwood. The Trustees then considered the fees charged by Victory in light of the services provided by Victory. The Trustees noted that the fees payable to Westwood were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Westwood. After full and careful consideration, the Trustees agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. Next, the Trustees discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Trustees generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Trustees considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the Westwood Sub-Advisory Agreement renewal. Mr. ally and Mr. Tsague voted by proxy held by Mr. Ross.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, Defensive Strategies TIPS sleeve, and fixed income sleeve of the Growth and Income Fund.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond, Defensive Strategies TIPS sleeve, and fixed income sleeve of the Growth and Income Funds. The Trustees considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Westwood and the job it had done for the Funds over the past year, and his opinion that without question the Westwood Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day by UBS PRIME Consultants. The Trustees then considered the fees charged by BHM&S in light of the services provided by BHM&S to other similar clients. The Trustees noted that the fees payable to BHM&S were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by BHM&S. After full and careful consideration, the Trustees separately agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. Next, the Trustees discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Trustees generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Trustees considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was moot with respect to the BHM&S

Supplemental Information (Continued)

March 31, 2022 (Unaudited)

Timothy Plan Family of Funds

Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the BHM&S Sub-Advisory Agreement renewal. Mr. Ally and Mr. Tsague voted by proxy held by Mr. Ross.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds. The Trustees considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Westwood and the job it had done for the Funds over the past year, and his opinion that without question the Westwood Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day by UBS PRIME Consultants. The Trustees next considered the fees charged by Chartwell in light of the services provided by Chartwell. The Trustees noted that the fees payable to Chartwell were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Chartwell. After full and careful consideration, the Trustees agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. Next, the Trustees discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Trustees generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Trustees considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the Chartwell Sub-Advisory Agreement renewal. Mr. ally ad Mr. Tsague voted via proxy held by Mr. Ross.

Chilton Capital Partners, LLC; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Chilton Capital Partners, LLC (“Chilton”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve. The Trustees considered the following factors in arriving at its conclusions to renew the Chilton Sub-Advisory Agreement for an additional year. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Chilton and the job it had done for the Funds over the past year, and his opinion that without question the Chilton Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day by UBS PRIME Consultants. The Trustees next considered the fees charged by Chilton in light of the services provided by Chilton. The Trustees noted that the fees payable to Chilton were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Chilton. After full and careful consideration, the Trustees, the Trustees agreed that the fees charged by Chilton and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chilton. Next, the Trustees discussed the nature, extent and quality of Chilton’s services to the Funds, including the investment performance of the Funds under Chilton’s investment management. The Trustees generally approved of Chilton’s performance, noting that the Funds managed by Chilton invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted with approval that Chilton did not succumb to “style drift” in its management of the Funds’ assets, and that Chilton was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval Chilton’s ongoing efforts to maintain such consistent investment discipline. Next, the Trustees considered whether Chilton’s current fee structure would allow the Fund to realize economies of scale as it grows. The Trustees decided that this particular factor was moot with respect to the Chilton Sub-Advisory Agreement because Chilton was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chilton Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Chilton Sub-Advisory Agreement for an additional one year period, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the Chilton Sub-Advisory Agreement renewal. Mr. ally and Mr. Tsague voted via proxy held by Mr. Ross.

CoreCommodity Management, LLC; Sub-Advisor to the Defensive Strategies Fund commodities sleeve.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“Core”), on behalf of the Timothy Plan Defensive Strategies Fund commodity sleeve. The Trustees considered the following factors in arriving at its conclusions to renew the Core Sub-Advisory Agreement. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Core and the job it had done for the Fund over the past year, and his opinion that without question the Chilton Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day by UBS PRIME Consultants. The Trustees next considered the fees charged by Core in light of the services provided by Core. The Trustees noted that the fees payable to Core were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the

Supplemental Information (Continued)

March 31, 2022 (Unaudited)

Timothy Plan Family of Funds

Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Core. After full and careful consideration, the Trustees, with the independent trustees separately concurring, agreed that the fees charged by Core and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Core. Next, the Trustees discussed the nature, extent and quality of Core’s services to the Fund, including the investment performance of the Fund under Core’s investment management. The Trustees generally approved of Core’s performance, noting that the Fund managed by Core invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted with approval that Core did not succumb to “style drift” in its management of the Fund’s assets, and that Core was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval Core’s ongoing efforts to maintain such consistent investment discipline. Next, the Trustees considered whether Core’s current fee structure would allow the Fund to realize economies of scale as it grows. The Trustees decided that this particular factor was moot with respect to the Core Sub-Advisory Agreement because Core was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the Core Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. In approving the renewal of the Core Sub-Advisory Agreement, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the Core Sub-Advisory Agreement renewal. Mr. Ally and Mr. Tsague voted via proxy held by Mr. Ross.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund. The Trustees considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. The Trustees first noted that Mr. Ally had expressed his unqualified approval of Eagle and the job it had done for the Funds over the past year, and his opinion that without question the Eagle Agreement should be renewed for an additional year. The Trustees also noted the favorable review given the previous day by UBS PRIME Consultants. The Trustees noted that the fees payable to Eagle were not obligations of the Trust, but were paid by TPL out of the advisory fees received by TPL. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to TPL by the subject Funds in light of the services provided by Eagle. The Trustees next considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Trustees, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. Next, the Trustees discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Trustees generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Trustees noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Trustees considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Trustees decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Trustees, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the Eagle Sub-Advisory Agreement renewal. Mr. Ally and Mr. Tsague voted via proxy held by Mr. Ross.

There being no further business to come before the Trustees, the Meeting was adjourned by acclimation.

Respectfully submitted,

David D. Jones, Esq.

Recording Secretary

Liquidity Risk Management Program (Unaudited)

Timothy Plan Family of Funds

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception on December 1, 2018 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February, 2022.

During the Review Period, none of the Funds experienced excess stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL
INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing.Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security Number

•   Assets

•   Retirement Assets

•   Transaction History

•   Checking Account History

•   Purchase History

•   Account Balances

•   Account Transactions

•   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes-information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes-information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are

Who is providing this Notice?	Timothy Plan Family of Mutual Funds
Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make deposits or withdrawals from your account

•  Make a wire transfer

•  Tell us where to send the money

•  Tell us who receives the money

•  Show your government-issued ID

•  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•  Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

•  Affiliates from using your information to market to you.

•  Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
Timothy Partners, Ltd. is an affiliate of The Timothy Plan

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
• The Timothy Plan does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you.
• The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

BOARD OF TRUSTEES
Arthur D. Ally
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague
Abraham M. Rivera
Dale A. Bissonette

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Terry Covert, Vice President
Cheryl Mumbert, Vice President
David D. Jones, Chief Compliance Officer

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David D Jones, Esq.
20770 Hwy 281 N., Suite 108-619
San Antonio, TX 78258

HEADQUARTERS

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Ultimus Fund Solutions, LLC

4221 N. 203rd St, Suite 100

Elkhorn, NE 68022-3474

(800) 662-0201

TP-SAR22

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. NOT APPLICABLE.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally

Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally

Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	6/6/22